                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                   811-21904

                      (Investment Company Act File Number)

                              Federated MDT Series
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  7/31/07

              Date of Reporting Period:  Six months ended 1/31/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated MDT All Cap Core Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

Class A Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2007	[1]	2006	[2]	2005		2004	2003	[2,3]
Net Asset Value, Beginning of Period	$15.08		$15.26		$13.52		$11.75	$10.17
Income From Investment Operations:
Net investment income (loss)	0.01	[4]	0.00	[4,5]	(0.00	) [4,5]	0.01	0.00	[5]
Net realized and unrealized gain on investments	1.87		0.70		2.85		2.05	1.58
TOTAL FROM INVESTMENT OPERATIONS	1.88		0.70		2.85		2.06	1.58
Less Distributions:
Distributions from net investment income	--		(0.00	) [5]	(0.03)		(0.02)	--
Distributions from net realized gain on investments	(0.54)		(0.88)		(1.08)		(0.27)	--
TOTAL DISTRIBUTIONS	(0.54)		(0.88)		(1.11)		(0.29)	--
Net Asset Value, End of Period	$16.42		$15.08		$15.26		$13.52	$11.75
Total Return [6]	12.48%		4.59%		21.79%		17.53%	15.54%

Ratios to Average Net Assets:
Net expenses	1.42	% [7]	1.50%		1.50%		1.50%	1.50	% [7]
Net investment income (loss)	0.16	% [7]	0.03%		(0.02)%		0.05%	0.21	% [7]
Expense waiver/reimbursement [8]	0.01	% [7]	0.05%		0.04%		0.15%	0.84	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$180,471		$101,723		$30,336		$9,628	$1,585
Portfolio turnover	101%		212%		204%		96%	172	% [9]

1 MDT All Cap Core Fund (the "Predecessor Fund") was reorganized into Federated MDT All Cap Core Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the organization, are the Fund's operations.

2 The year ended July 31, 2006 and the period ended July 31, 2003 were audited by Ernst & Young LLP. The year ended July 31, 2004 and 2005 were audited by another independent registered public accounting firm.

3 Reflects operations for the period from February 12, 2003 (date of initial public investment) to July 31, 2003.

4 Per share numbers have been calculated using the average shares method.

5 Represents less than $0.01.

6 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

7 Computed on an annualized basis.

8 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

9 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2003.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	1/31/2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$14.99		$15.25
Income From Investment Operations:
Net investment income (loss)	(0.05	) [3]	(0.10	) [3]
Net realized and unrealized gain on investments	1.85		0.72
TOTAL FROM INVESTMENT OPERATIONS	1.80		0.62
Less Distributions:
Distributions from net realized gain on investments	(0.54)		(0.88)
Net Asset Value, End of Period	$16.25		$14.99
Total Return [4]	12.01%		4.01%

Ratios to Average Net Assets:
Net expenses	2.17	% [5]	2.25	% [5]
Net investment income (loss)	(0.59	)% [5]	(0.72	)% [5]
Expense waiver/reimbursement [6]	0.01	% [5]	0.05	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$86,840		$48,189
Portfolio turnover	101%		212	% [7]

1 The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the organization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2006.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited)
	1/31/2007	[1]
Net Asset Value, Beginning of Period	$16.82
Income From Investment Operations:
Net investment income	0.01	[2]
Net realized and unrealized gain on investments	0.25
TOTAL FROM INVESTMENT OPERATIONS	0.26
Less Distributions:
Distributions from net realized gain on investments	(0.54)
Net Asset Value, End of Period	$16.54
Total Return [3]	1.74%

Ratios to Average Net Assets
Net expenses	1.75	% [4]
Net investment income	0.23	% [4]
Expense waiver/reimbursement [5]	0.02	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$0	[6]
Portfolio turnover	101	% [7]

1 Reflects operations for the period from December 12, 2006 (date of initial public investment) to January 31, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than $1,000.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six-month period ended January 31, 2007.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 1 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,124.80	$ 7.61
Class C Shares	$1,000	$1,120.10	$ 11.60
Class K Shares	$1,000	$1,123.30	$ 2.60
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.05	$ 7.22
Class C Shares	$1,000	$1,014.27	$ 11.02
Class K Shares	$1,000	$1,016.38	$ 8.89

1 "Actual" expense information for the Fund's Class K Shares is for the period from December 12, 2006 (date of initial public investment) to January 31, 2007. Actual expenses are equal to the annualized expense ratio of the Fund's Class K Shares, multiplied by 51/365 (to reflect the period from initial public investment to January 31, 2007). "Hypothetical" expense information for Class A Shares, Class C Shares and Class K Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.42%
Class C Shares	2.17%
Class K Shares	1.75%

Portfolio of Investments Summary Table

At January 31, 2007, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Insurance	17.6%
Oil, Gas & Consumable Fuels	11.7%
Capital Markets	8.3%
Commercial Banks	6.9%
Household Products	5.5%
Energy Equipment & Services	5.0%
Media	5.0%
Health Care Equipment & Supplies	2.6%
Health Care Providers & Services	2.5%
Computers & Peripherals	2.4%
Specialty Retail	2.4%
Industrial Conglomerates	1.9%
Chemicals	1.7%
Pharmaceuticals	1.7%
Road & Rail	1.6%
Diversified Financial Services	1.4%
IT Services	1.3%
Food Products	1.2%
Household Durables	1.2%
Thrifts & Mortgage Finance	1.2%
Aerospace & Defense	1.0%
Biotechnology	1.0%
Commercial Services & Supplies	1.0%
Multiline Retail	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Other [2]	10.0%
Cash Equivalents [3]	1.9%
Other Assets and Liabilities--Net [4]	(0.0)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or any overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--98.1%
		Aerospace & Defense--1.0%
2,400		American Commercial Lines, Inc.	$169,056
2,600		Goodrich (B.F.) Co.	127,452
4,600		Lockheed Martin Corp.	447,074
7,400		Northrop Grumman Corp.	524,956
22,900		Raytheon Co.	1,188,510
900		Rockwell Collins	61,389
8,800		United Technologies Corp.	598,576
		TOTAL	3,117,013
		Air Freight & Logistics--0.0%
4,300	[1]	Hub Group, Inc.	128,398
		Biotechnology--1.0%
4,700	[1]	Cephalon, Inc.	340,327
24,100	[1]	Genentech, Inc.	2,105,617
20,400	[1]	Medimmune, Inc.	707,064
		TOTAL	3,153,008
		Building Products--0.2%
15,800		American Standard Cos.	780,362
		Capital Markets--8.3%
2,700	[1]	Affiliated Managers Group, Inc.	300,780
5,200		Ameriprise Financial, Inc.	306,592
23,400		Bear Stearns & Co., Inc.	3,857,490
13,200		Janus Capital Group, Inc.	270,336
3,600		Lehman Brothers Holdings, Inc.	296,064
94,200		Merrill Lynch & Co., Inc.	8,813,352
157,300		Morgan Stanley	13,022,867
		TOTAL	26,867,481
		Chemicals--1.7%
2,800		Ashland, Inc.	194,740
123,200		Dow Chemical Co.	5,117,728
8,900	[1]	Nalco Holding Co.	204,611
1		Tronox, Inc., Class B	14
		TOTAL	5,517,093
Shares			Value
		COMMON STOCKS--continued
		Commercial Banks--6.9%
1,700		City National Corp.	$122,281
30,400		Comerica, Inc.	1,802,720
15,400		Fifth Third Bancorp	614,460
3,200		Huntington Bancshares, Inc.	74,496
273,400		J.P. Morgan Chase & Co.	13,924,262
46,713		KeyCorp	1,783,035
60,300		National City Corp.	2,282,355
15,400		SunTrust Banks, Inc.	1,279,740
10,800		UnionBanCal Corp.	697,896
		TOTAL	22,581,245
		Commercial Services & Supplies--1.0%
2,200		Brinks Co. (The)	136,730
4,400		Dun & Bradstreet Corp.	374,000
6,700		Equifax, Inc.	278,251
8,200		Miller Herman, Inc.	308,320
15,700		Pitney Bowes, Inc.	751,559
24,000		Robert Half International, Inc.	976,800
6,400	[1]	TeleTech Holdings, Inc.	172,480
2,900	[1]	United Stationers, Inc.	147,784
3,200	[1]	Waste Connections, Inc.	139,424
		TOTAL	3,285,348
		Communications Equipment--0.5%
6,700	[1]	Comverse Technology, Inc.	129,645
3,600	[1]	F5 Networks, Inc.	257,184
56,400		Motorola, Inc.	1,119,540
		TOTAL	1,506,369
		Computers & Peripherals--2.4%
72,800	[1]	Apple, Inc.	6,241,144
42,200	[1]	Network Appliance, Inc.	1,586,720
		TOTAL	7,827,864
		Construction Materials--0.3%
1,700		Texas Industries, Inc.	124,814
8,600		Vulcan Materials Co.	875,824
		TOTAL	1,000,638
Shares			Value
		COMMON STOCKS--continued
		Consumer Finance--0.4%
23,800	[1]	Americredit Corp.	$645,932
11,300	[1]	First Marblehead Corp.	614,720
		TOTAL	1,260,652
		Containers & Packaging--0.3%
7,200	[1]	Crown Holdings, Inc.	158,904
3,200		Sealed Air Corp.	210,880
9,100		Temple-Inland, Inc.	454,454
		TOTAL	824,238
		Diversified Consumer Services--0.2%
3,500	[1]	ITT Educational Services, Inc.	271,600
8,100	[1]	Weight Watchers International, Inc.	437,643
		TOTAL	709,243
		Diversified Financial Services--1.4%
43,800		CIT Group, Inc.	2,582,448
1,500		Chicago Mercantile Exchange Holdings, Inc.	844,950
17,400		Moody's Corp.	1,245,144
		TOTAL	4,672,542
		Diversified Telecommunication Services--0.6%
32,600		Embarq Corp.	1,809,626
		Electric Utilities--0.8%
18,400	[1]	Allegheny Energy, Inc.	855,968
13,600		Edison International	611,728
7,700		FirstEnergy Corp.	456,841
7,100		Portland General Electric Co.	185,594
22,900	[1]	Reliant Resources, Inc.	340,752
		TOTAL	2,450,883
		Electrical Equipment--0.8%
56,800		Honeywell International, Inc.	2,595,192
2,100		Roper Industries, Inc.	109,032
		TOTAL	2,704,224
Shares			Value
		COMMON STOCKS--continued
		Electronic Equipment & Instruments--0.8%
12,700		Amphenol Corp., Class A	$860,044
25,200	[1]	Avnet, Inc.	782,460
5,000		Daktronics, Inc.	172,850
20,500	[1]	Ingram Micro, Inc., Class A	399,955
8,100		National Instruments Corp.	233,361
200	[1]	Tech Data Corp.	7,428
		TOTAL	2,456,098
		Energy Equipment & Services--5.0%
13,600	[1]	Cameron International Corp.	714,000
1,000	[1]	FMC Technologies, Inc.	61,930
6,500		GlobalSantaFe Corp.	377,065
8,400	[1]	Oceaneering International, Inc.	331,548
19,500		Patterson-UTI Energy, Inc.	470,925
184,700		Schlumberger Ltd.	11,726,603
2,200	[1]	Seacor Holdings, Inc.	222,706
29,500	[1]	Transocean Sedco Forex, Inc.	2,282,415
		TOTAL	16,187,192
		Food & Staples Retailing--0.5%
20,700		Costco Wholesale Corp.	1,162,926
12,500		Kroger Co.	320,000
4,700		Longs Drug Stores Corp.	202,100
		TOTAL	1,685,026
		Food Products--1.2%
54,300		Archer-Daniels-Midland Co.	1,737,600
1,000		Bunge Ltd.	76,950
27,400		Kellogg Co.	1,349,998
17,800		Kraft Foods, Inc., Class A	621,576
		TOTAL	3,786,124
		Gas Utilities--0.1%
6,900		Energen Corp.	319,332
Shares			Value
		COMMON STOCKS--continued
		Health Care Equipment & Supplies--2.6%
8,500		Dentsply International, Inc.	$262,140
8,000	[1]	Immucor, Inc.	252,320
122,500		Medtronic, Inc.	6,547,625
3,000		Mentor Corp.	152,970
28,300	[1]	St. Jude Medical, Inc.	1,210,108
		TOTAL	8,425,163
		Health Care Providers & Services--2.5%
42,100		Cardinal Health, Inc.	3,006,782
6,800	[1]	DaVita, Inc.	371,280
7,000	[1]	Laboratory Corp. of America Holdings	514,080
4,200	[1]	Lincare Holdings, Inc.	165,270
21,500	[1]	Medco Health Solutions, Inc.	1,273,015
7,100	[1]	Psychiatric Solutions, Inc.	276,474
31,300	[1]	Wellpoint, Inc.	2,453,294
		TOTAL	8,060,195
		Health Care Technology--0.1%
14,900		IMS Health, Inc.	430,014
		Hotels, Restaurants & Leisure--0.6%
3,000	[1]	Life Time Fitness, Inc.	162,600
6,400	[1]	Starbucks Corp.	223,616
2,100	[1]	Wynn Resorts Ltd.	234,654
21,700		Yum! Brands, Inc.	1,302,217
		TOTAL	1,923,087
		Household Durables--1.2%
4,300		Beazer Homes USA, Inc.	187,093
9,900		Centex Corp.	531,531
14,300		KB Home	775,346
4,300		M.D.C. Holdings, Inc.	250,561
2,000	[1]	Meritage Homes Corp.	88,900
42,200		Pulte Homes, Inc.	1,449,148
6,500		Ryland Group, Inc.	365,170
9,900		Standard Pacific Corp.	271,656
		TOTAL	3,919,405
Shares			Value
		COMMON STOCKS--continued
		Household Products--5.5%
36,700		Kimberly-Clark Corp.	$2,546,980
235,800		Procter & Gamble Co.	15,296,346
		TOTAL	17,843,326
		IT Services--1.3%
3,500	[1]	Alliance Data Systems Corp.	237,755
25,300		Automatic Data Processing, Inc.	1,207,316
5,000	[1]	Ceridian Corp.	149,850
6,200	[1]	Checkfree Corp.	256,866
14,800	[1]	Cognizant Technology Solutions Corp.	1,262,292
11,300	[1]	Computer Sciences Corp.	592,798
7,400	[1]	Fiserv, Inc.	389,018
		TOTAL	4,095,895
		Independent Power Producers & Energy Traders--0.1%
10,900	[1]	AES Corp.	226,611
		Industrial Conglomerates--1.9%
69,200		3M Co.	5,141,560
15,700	[1]	McDermott International, Inc.	810,748
2,500		Teleflex, Inc.	166,950
		TOTAL	6,119,258
		Insurance--17.6%
115,050		Allstate Corp.	6,921,408
21,000		Ambac Financial Group, Inc.	1,850,100
17,100		American Financial Group, Inc.	603,972
202,200		American International Group, Inc.	13,840,590
21,500		Assurant, Inc.	1,194,970
30,300		Berkley, W. R. Corp.	1,002,627
10,800	[1]	CNA Financial Corp.	439,020
66,100		Chubb Corp.	3,439,844
8,400		Commerce Group, Inc.	253,512
12,700		HCC Insurance Holdings, Inc.	396,621
6,200		Hanover Insurance Group, Inc.	297,910
34,300		Hartford Financial Services Group, Inc.	3,255,413
40,400		Loews Corp.	1,755,784
Shares			Value
		COMMON STOCKS--continued
		Insurance--continued
21,200		MBIA Insurance Corp.	$1,522,796
136,500		MetLife, Inc.	8,479,380
8,300		Nationwide Financial Services, Inc., Class A	453,595
7,300		Odyssey Re Holdings Corp.	287,985
7,800		Ohio Casualty Corp.	230,412
107,600		Progressive Corp., OH	2,495,244
9,600		Reinsurance Group of America	558,240
18,700		Safeco Corp.	1,196,987
1,900		Safety Insurance Group, Inc.	92,796
4,700		StanCorp Financial Group, Inc.	224,895
124,300		The St. Paul Travelers Cos., Inc.	6,320,655
100		Unitrin, Inc.	5,121
		TOTAL	57,119,877
		Internet & Catalog Retail--0.3%
11,400	[1]	Expedia, Inc.	244,530
15,400	[1]	IAC Interactive Corp.	591,360
5,100	[1]	Nutri/System, Inc.	224,655
		TOTAL	1,060,545
		Internet Software & Services--0.4%
14,100	[1]	ValueClick, Inc.	359,832
33,600	[1]	eBay, Inc.	1,088,304
		TOTAL	1,448,136
		Leisure Equipment & Products--0.1%
10,500		Brunswick Corp.	358,155
		Life Sciences Tools & Services--0.1%
6,800	[1]	Waters Corp.	385,492
		Machinery--0.8%
5,200		Briggs & Stratton Corp.	154,128
15,300		Danaher Corp.	1,133,118
14,700		Deere & Co.	1,474,116
		TOTAL	2,761,362
Shares			Value
		COMMON STOCKS--continued
		Media--5.0%
166,800	[1]	Comcast Corp., Class A	$7,392,576
24,600	[1]	Discovery Holding Co., Class A	407,622
6,800	[1]	Lamar Advertising Co., Class A	450,704
19,800		McGraw-Hill Cos., Inc.	1,328,184
12,400		Omnicom Group, Inc.	1,304,480
201,700		Time Warner, Inc.	4,411,179
24,600	[1]	Viacom, Inc., Class B	1,000,482
		TOTAL	16,295,227
		Metals & Mining--0.3%
20,700		Commercial Metals Corp.	561,177
4,000		Metal Management, Inc.	164,160
4,400		Quanex Corp.	172,436
10,100		Worthington Industries, Inc.	193,718
		TOTAL	1,091,491
		Multi-Utilities--0.4%
21,600		PG&E Corp.	1,008,288
3,200		SCANA Corp.	130,304
		TOTAL	1,138,592
		Multiline Retail--1.0%
17,800	[1]	Sears Holdings Corp.	3,144,370
		Oil, Gas & Consumable Fuels--11.7%
52,800		Anadarko Petroleum Corp.	2,310,000
214,200		Chevron Corp.	15,610,896
67,000		Devon Energy Corp.	4,696,030
13,300		Exxon Mobil Corp.	985,530
6,000	[1]	General Maritime Corp.	218,940
69,500		Marathon Oil Corp.	6,278,630
11,000		OMI Corp.	242,660
7,600		Overseas Shipholding Group, Inc.	472,188
17,500		Pioneer Natural Resources, Inc.	717,500
8,500		Pogo Producing Co.	421,175
5,000	[1]	Swift Energy Co.	221,700
15,200		Tesoro Petroleum Corp.	1,252,328
84,900		Valero Energy Corp.	4,608,372
		TOTAL	38,035,949
Shares			Value
		COMMON STOCKS--continued
		Paper & Forest Products--0.1%
16,100		MeadWestvaco Corp.	$485,254
		Personal Products--0.2%
15,000		Avon Products, Inc.	515,850
		Pharmaceuticals--1.7%
51,200		Johnson & Johnson	3,420,160
90,500		Schering Plough Corp.	2,262,500
		TOTAL	5,682,660
		Road & Rail--1.6%
9,700		Burlington Northern Santa Fe Corp.	779,492
7,700		Con-way, Inc.	382,998
71,100		Norfolk Southern Corp.	3,530,115
9,100		Ryder System, Inc.	496,314
7,400		Werner Enterprises, Inc.	140,674
		TOTAL	5,329,593
		Semiconductors & Semiconductor Equipment--0.2%
13,100	[1]	MEMC Electronic Materials, Inc.	686,440
		Software--0.8%
123,100	[1]	Oracle Corp.	2,112,396
2,700		Quality Systems, Inc.	114,561
7,600	[1]	THQ, Inc.	230,280
		TOTAL	2,457,237
		Specialty Retail--2.4%
3,300	[1]	AutoZone, Inc.	414,579
15,500	[1]	CarMax, Inc.	890,165
2,300	[1]	Children's Place Retail Stores, Inc.	124,683
5,800	[1]	Dick's Sporting Goods, Inc.	298,642
6,800	[1]	Guess ?, Inc.	490,348
4,500	[1]	Gymboree Corp.	194,805
4,200	[1]	Hibbett Sporting Goods, Inc.	134,862
126,300		Home Depot, Inc.	5,145,462
3,300	[1]	J. Crew Group, Inc.	119,889
2,200	[1]	Zale Corp.	60,544
		TOTAL	7,873,979
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Textiles, Apparel & Luxury Goods--1.0%
65,400	[1]	Coach, Inc.	$2,999,244
6,400	[1]	Crocs, Inc.	322,176
		TOTAL	3,321,420
		Thrifts & Mortgage Finance--1.2%
5,900		Downey Financial Corp.	422,086
10,600		Federal Home Loan Mortgage Corp.	688,258
3,500	[1]	FirstFed Financial Corp.	241,325
12,000		MGIC Investment Corp.	740,640
14,800		PMI Group, Inc.	707,736
17,600		Radian Group, Inc.	1,059,872
		TOTAL	3,859,917
		Wireless Telecommunication Services--0.0%
2,000	[1]	U.S. Cellular Corp.	144,200
		TOTAL COMMON STOCKS (IDENTIFIED COST $294,166,641)	318,868,699
		REPURCHASE AGREEMENT--1.9%
$6,109,000		Interest in $250,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2016 for $250,036,319 on 2/1/2007. The market value of the underlying securities at the end of the period was $255,000,001. (AT COST)	6,109,000
		TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $300,275,641) [2]	324,977,699
		OTHER ASSETS AND LIABILITIES - NET--(0.0)%	(74,679)
		TOTAL NET ASSETS--100%	$324,903,020

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $300,275,641)		$324,977,699
Cash		42,960
Income receivable		123,610
Receivable for investments sold		4,736,680
Receivable for shares sold		5,316,955
TOTAL ASSETS		335,197,904
Liabilities:
Payable for investments purchased	$9,769,497
Payable for shares redeemed	199,665
Payable for administrative personnel and services fee (Note 5)	91,259
Payable for distribution services fee (Note 5)	49,816
Payable for shareholder services fee (Note 5)	88,478
Accrued expenses	96,169
TOTAL LIABILITIES		10,294,884
Net assets for 19,817,752 shares outstanding		$324,903,020
Net Assets Consist of:
Paid-in capital		$294,370,850
Net unrealized appreciation of investments		24,702,058
Accumulated net realized gain on investments		5,815,827
Undistributed net investment income		14,285
TOTAL NET ASSETS		$324,903,020
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($57,592,731 ÷ 3,482,627 shares outstanding), no par value, unlimited shares authorized		$16.54
Offering price per share		$16.54
Redemption price per share		$16.54
Class A Shares:
Net asset value per share ($180,470,581 ÷ 10,992,407 shares outstanding), no par value, unlimited shares authorized		$16.42
Offering price per share (100/94.50 of $16.42) [1]		$17.38
Redemption proceeds per share		$16.42
Class C Shares:
Net asset value per share ($86,839,610 ÷ 5,342,712 shares outstanding), no par value, unlimited shares authorized		$16.25
Offering price per share (100/99.00 of $16.25) [1]		$16.41
Redemption proceeds per share (99.00/100 of $16.25) [1]		$16.09
Class K Shares:
Net asset value per share ($98.36 ÷ 5.945 shares outstanding), no par value, unlimited shares authorized		$16.54
Offering price per share		$16.54
Redemption price per share		$16.54

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Dividends			$1,979,581
Interest			42,149
TOTAL INCOME			2,021,730
Expenses:
Investment adviser fee (Note 5)		$961,714
Administrative personnel and services fee (Note 5)		115,945
Custodian fees		20,341
Transfer and dividend disbursing agent fees and expenses		251,095
Directors'/Trustees' fees		2,521
Auditing fees		10,838
Legal fees		4,537
Portfolio accounting fees		63,704
Distribution services fee--Class A Shares (Note 5)		117,862
Distribution services fee--Class C Shares (Note 5)		304,232
Shareholder services fee--Class A Shares (Note 5)		59,712
Shareholder services fee--Class C Shares (Note 5)		28,766
Share registration costs		45,157
Printing and postage		24,297
Insurance premiums		5,318
Miscellaneous		3,912
TOTAL EXPENSES		2,019,951
Waivers and Expenses Recovered:
Waiver of administrative personnel and services fee (Note 5)	$(22,432)
Waiver of transfer and dividend disbursing agent fees and expenses	(13,607)
Expenses recovered by the Adviser (Note 5)	23,533
TOTAL WAIVERS AND EXPENSES RECOVERED		(12,506)
Net expenses			2,007,445
Net investment income			14,285
Realized and Unrealized Gain on Investments:
Net realized gain on investments			6,481,876
Net change in unrealized appreciation of investments			23,039,670
Net realized and unrealized gain on investments			29,521,546
Change in net assets resulting from operations			$29,535,831

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,285	$13,180
Net realized gain on investments	6,481,876	9,146,627
Net change in unrealized appreciation/depreciation of investments	23,039,670	(7,090,736)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,535,831	2,069,071
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	--	(42,291)
Class A Shares	--	(10,715)
Class C Shares	--	--
Class K Shares	--	--
Distributions from net realized gain on investments
Institutional Shares	(1,675,959)	(2,304,161)
Class A Shares	(5,228,169)	(2,312,213)
Class C Shares	(2,497,031)	(117,957)
Class K Shares	(3)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,401,162)	(4,787,337)
Share Transactions:
Proceeds from sale of shares	127,563,949	136,005,478
Net asset value of shares issued to shareholders in payment of distributions declared	8,258,176	4,703,047
Cost of shares redeemed	(23,620,713)	(19,541,548)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	112,201,412	121,166,977
Change in net assets	132,336,081	118,448,711
Net Assets:
Beginning of period	192,566,939	74,118,228
End of period (including undistributed net investment income of $14,285 and $0, respectively)	$324,903,020	$192,566,939

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT All Cap Core Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation.

MDT All Cap Core Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced offering Class C Shares on September 15, 2005. The Fund commenced offering Class K Shares on December 12, 2006.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	853,833	$13,950,526	353,848	$5,425,707
Shares issued to shareholders in payment of distributions declared	90,311	1,481,998	153,643	2,324,618
Shares redeemed	(273,142)	(4,381,116)	(553,530)	(8,427,259)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	671,002	$11,051,408	(46,039)	$(676,934)

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,981,791	$78,961,210	5,300,192	$80,863,412
Shares issued to shareholders in payment of distributions declared	300,058	4,887,950	150,057	2,261,363
Shares redeemed	(1,033,065)	(16,421,303)	(694,341)	(10,529,747)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,248,784	$67,427,857	4,755,908	$72,595,028

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,190,593	$34,652,113	3,245,159	$49,716,359
Shares issued to shareholders in payment of distributions declared	116,918	1,888,228	7,778	117,066
Shares redeemed	(178,693)	(2,818,294)	(39,043)	(584,542)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,128,818	$33,722,047	3,213,894	$49,248,883

	Period Ended 1/31/2007 [2]		Year Ended 7/31/2006
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	6	$100	--	$--
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	6	$100	--	$--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	7,048,610	$112,201,412	7,923,763	$121,166,977

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

2 Reflects operations for the period from December 12, 2006 (date of initial public investment) to January 31, 2007.

4. FEDERAL TAX INFORMATION

At January 31, 2007, the cost of investments for federal tax purposes was $300,275,641. The net unrealized appreciation of investments for federal tax purposes was $24,702,058. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,851,859 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,149,801.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. Under the investment advisory contract, the Adviser is contractually obligated to waive, to the extent of its adviser fee, the amount, if any, by which the Fund's annual operating expenses exceed the following levels for each Class of the Fund:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.25%
Class A Shares	1.50%
Class C Shares	2.25%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

For a period of three years after the fiscal year in which the Adviser waived or reimbursed Fund expenses, the Adviser may seek reimbursement from the Fund to the extent that the Fund's total annual operating expenses are less than the expense limitation. Due to the reorganization of the Fund, any expenses waived or reimbursed by the Adviser after December 8, 2006 may not be recovered by the Adviser.

Expenses waived/reimbursed by the Fund are subject to potential recovery by year of expiration as follows:

Expires July 31	Expiration Amount
2007	$ 29,828
2008	$ 24,400
2009	$ 55,328
TOTAL	$109,556

For the six months ended January 31, 2007, the Adviser recovered $23,533 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (the "Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive the portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under its previous administrative services contract. In addition, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 0.073% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class K Shares	0.50%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2007, FSC retained $260,963 of fees paid by the Fund.

Sales Charges

For the six months ended January 31, 2007, FSC, the principal distributor, retained $23,921 in sales charges from the sale of Class A Shares. FSC also retained $15,373 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive a portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2007, were as follows:

Purchases	$355,190,707
Sales	$255,394,192

7. LINE OF CREDIT

The Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MDT ALL CAP CORE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May and June 2006. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with establishment of the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of MDTA LLC (the "Acquisition"), the investment adviser to the MDT All Cap Core Fund (the "Predecessor Fund"). As part of that transaction, Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free reorganization (the "Proposed Reorganization"), which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a fund with substantially similar investment objectives and policies and the same portfolio manager(s) as the Predecessor Fund, but with sales, distribution and other shareholder services offered by the funds managed and distributed by affiliates of Federated.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated and directed the preparation of reports regarding the performance of, and fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

Because the Fund will employ the same portfolio managers and investment techniques, the Board reviewed the Predecessor Fund's performance compared to its peer group as an indicator of how the Adviser will execute the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant approval of the advisory contract. The Board noted that the performance of the Predecessor Fund and/or accounts managed by MDTA LLC with substantially similar investment objectives and policies was above the median of its relevant peer group for the one- and three-year periods reviewed.

The Senior Officer noted that the Fund's quantitative focus made it difficult to compare its fees and expenses to other peers, which varied widely in their complexity. He observed that the management of the Fund is among the more complex, relative to its peers and, consequently, that the advisory fee and projected net total expenses are at the high end compared to such peers. The Board reviewed the proposed fees and other expenses of the Fund with the Adviser and was satisfied that the proposed overall expense structure of the Fund appeared competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund. No changes were recommended to, and no objection was raised to the proposed advisory contract, and the Senior Officer noted that Federated proposed to provide appropriate administrative services to the Fund for the anticipated fees. The Board concluded that the nature, quality and scope of services to be provided to the Fund by the Adviser and its affiliates were satisfactory.

The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated Funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate. It was noted in this regard that the Adviser has agreed to limit the expenses of each class of the Fund at specified amounts for a two-year period commencing on the date the Proposed Reorganization is consummated.

Federated furnished reports, requested by the Senior Officer, that made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R106
Cusip 31421R205
Cusip 31421R718

36361 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT All Cap Core Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2007	[1]	2006 [2]	2005	2004	2003	[2,3]
Net Asset Value, Beginning of Period	$15.17		$15.32	$13.55	$11.76	$10.00
Income From Investment Operations:
Net investment income	0.03	[4]	0.05 [4]	0.03 [4]	0.04	0.03
Net realized and unrealized gain on investments	1.88		0.70	2.87	2.05	1.75
TOTAL FROM INVESTMENT OPERATIONS	1.91		0.75	2.90	2.09	1.78
Less Distributions:
Distributions from net investment income	--		(0.02)	(0.05)	(0.03)	(0.01)
Distributions from net realized gain on investments	(0.54)		(0.88)	(1.08)	(0.27)	(0.01)
TOTAL DISTRIBUTIONS	(0.54)		(0.90)	(1.13)	(0.30)	(0.02)
Net Asset Value, End of Period	$16.54		$15.17	$15.32	$13.55	$11.76
Total Return [5]	12.60%		4.85%	22.14%	17.78%	17.75%

Ratios to Average Net Assets:
Net expenses	1.16	% [6]	1.25%	1.25%	1.25%	1.33	% [6]
Net investment income	0.42	% [6]	0.28%	0.23%	0.30%	0.37	% [6]
Expense waiver/reimbursement [7]	0.01	% [6]	0.05%	0.04%	0.15%	0.85	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$57,593		$42,656	$43,782	$31,532	$23,455
Portfolio turnover	101%		212%	204%	96%	172	% [8]

1 MDT All Cap Core Fund (the "Predecessor Fund") was reorganized into Federated MDT All Cap Core Fund (the "Fund"), as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 The year ended July 31, 2006 and the period ended July 31, 2003 were audited by Ernst & Young LLP. The year ended July 31, 2004 and 2005 were audited by another independent registered public accounting firm.

3 Reflects operations for the period from October 1, 2002 (date of initial public investment) to July 31, 2003.

4 Per share numbers have been calculated using the average shares method.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,126.00	$6.22
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.36	$5.90

1 Expenses are equal to the Fund's annualized net expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At January 31, 2007, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Insurance	17.6%
Oil, Gas & Consumable Fuels	11.7%
Capital Markets	8.3%
Commercial Banks	6.9%
Household Products	5.5%
Energy Equipment & Services	5.0%
Media	5.0%
Health Care Equipment & Supplies	2.6%
Health Care Providers & Services	2.5%
Computers & Peripherals	2.4%
Specialty Retail	2.4%
Industrial Conglomerates	1.9%
Chemicals	1.7%
Pharmaceuticals	1.7%
Road & Rail	1.6%
Diversified Financial Services	1.4%
IT Services	1.3%
Food Products	1.2%
Household Durables	1.2%
Thrifts & Mortgage Finance	1.2%
Aerospace & Defense	1.0%
Biotechnology	1.0%
Commercial Services & Supplies	1.0%
Multiline Retail	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Other [2]	10.0%
Cash Equivalents [3]	1.9%
Other Assets and Liabilities-Net [4]	(0.0)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other".

3 Cash Equivalents include any investments in money market mutual funds and/or any overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--98.1%
		Aerospace & Defense--1.0%
2,400		American Commercial Lines, Inc.	$169,056
2,600		Goodrich (B.F.) Co.	127,452
4,600		Lockheed Martin Corp.	447,074
7,400		Northrop Grumman Corp.	524,956
22,900		Raytheon Co.	1,188,510
900		Rockwell Collins	61,389
8,800		United Technologies Corp.	598,576
		TOTAL	3,117,013
		Air Freight & Logistics--0.0%
4,300	[1]	Hub Group, Inc.	128,398
		Biotechnology--1.0%
4,700	[1]	Cephalon, Inc.	340,327
24,100	[1]	Genentech, Inc.	2,105,617
20,400	[1]	Medimmune, Inc.	707,064
		TOTAL	3,153,008
		Building Products--0.2%
15,800		American Standard Cos.	780,362
		Capital Markets--8.3%
2,700	[1]	Affiliated Managers Group, Inc.	300,780
5,200		Ameriprise Financial, Inc.	306,592
23,400		Bear Stearns & Co., Inc.	3,857,490
13,200		Janus Capital Group, Inc.	270,336
3,600		Lehman Brothers Holdings, Inc.	296,064
94,200		Merrill Lynch & Co., Inc.	8,813,352
157,300		Morgan Stanley	13,022,867
		TOTAL	26,867,481
		Chemicals--1.7%
2,800		Ashland, Inc.	194,740
123,200		Dow Chemical Co.	5,117,728
8,900	[1]	Nalco Holding Co.	204,611
1		Tronox, Inc., Class B	14
		TOTAL	5,517,093
Shares			Value
		COMMON STOCKS--continued
		Commercial Banks--6.9%
1,700		City National Corp.	$122,281
30,400		Comerica, Inc.	1,802,720
15,400		Fifth Third Bancorp	614,460
3,200		Huntington Bancshares, Inc.	74,496
273,400		J.P. Morgan Chase & Co.	13,924,262
46,713		KeyCorp	1,783,035
60,300		National City Corp.	2,282,355
15,400		SunTrust Banks, Inc.	1,279,740
10,800		UnionBanCal Corp.	697,896
		TOTAL	22,581,245
		Commercial Services & Supplies--1.0%
2,200		Brinks Co. (The)	136,730
4,400		Dun & Bradstreet Corp.	374,000
6,700		Equifax, Inc.	278,251
8,200		Miller Herman, Inc.	308,320
15,700		Pitney Bowes, Inc.	751,559
24,000		Robert Half International, Inc.	976,800
6,400	[1]	TeleTech Holdings, Inc.	172,480
2,900	[1]	United Stationers, Inc.	147,784
3,200	[1]	Waste Connections, Inc.	139,424
		TOTAL	3,285,348
		Communications Equipment--0.5%
6,700	[1]	Comverse Technology, Inc.	129,645
3,600	[1]	F5 Networks, Inc.	257,184
56,400		Motorola, Inc.	1,119,540
		TOTAL	1,506,369
		Computers & Peripherals--2.4%
72,800	[1]	Apple, Inc.	6,241,144
42,200	[1]	Network Appliance, Inc.	1,586,720
		TOTAL	7,827,864
		Construction Materials--0.3%
1,700		Texas Industries, Inc.	124,814
8,600		Vulcan Materials Co.	875,824
		TOTAL	1,000,638
Shares			Value
		COMMON STOCKS--continued
		Consumer Finance--0.4%
23,800	[1]	Americredit Corp.	$645,932
11,300	[1]	First Marblehead Corp.	614,720
		TOTAL	1,260,652
		Containers & Packaging--0.3%
7,200	[1]	Crown Holdings, Inc.	158,904
3,200		Sealed Air Corp.	210,880
9,100		Temple-Inland, Inc.	454,454
		TOTAL	824,238
		Diversified Consumer Services--0.2%
3,500	[1]	ITT Educational Services, Inc.	271,600
8,100	[1]	Weight Watchers International, Inc.	437,643
		TOTAL	709,243
		Diversified Financial Services--1.4%
43,800		CIT Group, Inc.	2,582,448
1,500		Chicago Mercantile Exchange Holdings, Inc.	844,950
17,400		Moody's Corp.	1,245,144
		TOTAL	4,672,542
		Diversified Telecommunication Services--0.6%
32,600		Embarq Corp.	1,809,626
		Electric Utilities--0.8%
18,400	[1]	Allegheny Energy, Inc.	855,968
13,600		Edison International	611,728
7,700		FirstEnergy Corp.	456,841
7,100		Portland General Electric Co.	185,594
22,900	[1]	Reliant Resources, Inc.	340,752
		TOTAL	2,450,883
		Electrical Equipment--0.8%
56,800		Honeywell International, Inc.	2,595,192
2,100		Roper Industries, Inc.	109,032
		TOTAL	2,704,224
		Electronic Equipment & Instruments--0.8%
12,700		Amphenol Corp., Class A	860,044
25,200	[1]	Avnet, Inc.	782,460
5,000		Daktronics, Inc.	172,850
Shares			Value
		COMMON STOCKS--continued
		Electronic Equipment & Instruments--continued
20,500	[1]	Ingram Micro, Inc., Class A	$399,955
8,100		National Instruments Corp.	233,361
200	[1]	Tech Data Corp.	7,428
		TOTAL	2,456,098
		Energy Equipment & Services--5.0%
13,600	[1]	Cameron International Corp.	714,000
1,000	[1]	FMC Technologies, Inc.	61,930
6,500		GlobalSantaFe Corp.	377,065
8,400	[1]	Oceaneering International, Inc.	331,548
19,500		Patterson-UTI Energy, Inc.	470,925
184,700		Schlumberger Ltd.	11,726,603
2,200	[1]	Seacor Holdings, Inc.	222,706
29,500	[1]	Transocean Sedco Forex, Inc.	2,282,415
		TOTAL	16,187,192
		Food & Staples Retailing--0.5%
20,700		Costco Wholesale Corp.	1,162,926
12,500		Kroger Co.	320,000
4,700		Longs Drug Stores Corp.	202,100
		TOTAL	1,685,026
		Food Products--1.2%
54,300		Archer-Daniels-Midland Co.	1,737,600
1,000		Bunge Ltd.	76,950
27,400		Kellogg Co.	1,349,998
17,800		Kraft Foods, Inc., Class A	621,576
		TOTAL	3,786,124
		Gas Utilities--0.1%
6,900		Energen Corp.	319,332
		Health Care Equipment & Supplies--2.6%
8,500		Dentsply International, Inc.	262,140
8,000	[1]	Immucor, Inc.	252,320
122,500		Medtronic, Inc.	6,547,625
3,000		Mentor Corp.	152,970
28,300	[1]	St. Jude Medical, Inc.	1,210,108
		TOTAL	8,425,163
Shares			Value
		COMMON STOCKS--continued
		Health Care Providers & Services--2.5%
42,100		Cardinal Health, Inc.	$3,006,782
6,800	[1]	DaVita, Inc.	371,280
7,000	[1]	Laboratory Corp. of America Holdings	514,080
4,200	[1]	Lincare Holdings, Inc.	165,270
21,500	[1]	Medco Health Solutions, Inc.	1,273,015
7,100	[1]	Psychiatric Solutions, Inc.	276,474
31,300	[1]	Wellpoint, Inc.	2,453,294
		TOTAL	8,060,195
		Health Care Technology--0.1%
14,900		IMS Health, Inc.	430,014
		Hotels, Restaurants & Leisure--0.6%
3,000	[1]	Life Time Fitness, Inc.	162,600
6,400	[1]	Starbucks Corp.	223,616
2,100	[1]	Wynn Resorts Ltd.	234,654
21,700		Yum! Brands, Inc.	1,302,217
		TOTAL	1,923,087
		Household Durables--1.2%
4,300		Beazer Homes USA, Inc.	187,093
9,900		Centex Corp.	531,531
14,300		KB Home	775,346
4,300		M.D.C. Holdings, Inc.	250,561
2,000	[1]	Meritage Homes Corp.	88,900
42,200		Pulte Homes, Inc.	1,449,148
6,500		Ryland Group, Inc.	365,170
9,900		Standard Pacific Corp.	271,656
		TOTAL	3,919,405
		Household Products--5.5%
36,700		Kimberly-Clark Corp.	2,546,980
235,800		Procter & Gamble Co.	15,296,346
		TOTAL	17,843,326
		IT Services--1.3%
3,500	[1]	Alliance Data Systems Corp.	237,755
25,300		Automatic Data Processing, Inc.	1,207,316
5,000	[1]	Ceridian Corp.	149,850
Shares			Value
		COMMON STOCKS--continued
		IT Services--continued
6,200	[1]	Checkfree Corp.	$256,866
14,800	[1]	Cognizant Technology Solutions Corp.	1,262,292
11,300	[1]	Computer Sciences Corp.	592,798
7,400	[1]	Fiserv, Inc.	389,018
		TOTAL	4,095,895
		Independent Power Producers & Energy Traders--0.1%
10,900	[1]	AES Corp.	226,611
		Industrial Conglomerates--1.9%
69,200		3M Co.	5,141,560
15,700	[1]	McDermott International, Inc.	810,748
2,500		Teleflex, Inc.	166,950
		TOTAL	6,119,258
		Insurance--17.6%
115,050		Allstate Corp.	6,921,408
21,000		Ambac Financial Group, Inc.	1,850,100
17,100		American Financial Group, Inc.	603,972
202,200		American International Group, Inc.	13,840,590
21,500		Assurant, Inc.	1,194,970
30,300		Berkley, W. R. Corp.	1,002,627
10,800	[1]	CAN Financial Corp.	439,020
66,100		Chubb Corp.	3,439,844
8,400		Commerce Group, Inc.	253,512
12,700		HCC Insurance Holdings, Inc.	396,621
6,200		Hanover Insurance Group, Inc.	297,910
34,300		Hartford Financial Services Group, Inc.	3,255,413
40,400		Loews Corp.	1,755,784
21,200		MBIA Insurance Corp.	1,522,796
136,500		MetLife, Inc.	8,479,380
8,300		Nationwide Financial Services, Inc., Class A	453,595
7,300		Odyssey Re Holdings Corp.	287,985
7,800		Ohio Casualty Corp.	230,412
107,600		Progressive Corp., OH	2,495,244
9,600		Reinsurance Group of America	558,240
18,700		Safeco Corp.	1,196,987
1,900		Safety Insurance Group, Inc.	92,796
Shares			Value
		COMMON STOCKS--continued
		Insurance--continued
4,700		StanCorp Financial Group, Inc.	$224,895
124,300		The St. Paul Travelers Cos., Inc.	6,320,655
100		Unitrin, Inc.	5,121
		TOTAL	57,119,877
		Internet & Catalog Retail--0.3%
11,400	[1]	Expedia, Inc.	244,530
15,400	[1]	IAC Interactive Corp.	591,360
5,100	[1]	Nutri/System, Inc.	224,655
		TOTAL	1,060,545
		Internet Software & Services--0.4%
14,100	[1]	ValueClick, Inc.	359,832
33,600	[1]	eBay, Inc.	1,088,304
		TOTAL	1,448,136
		Leisure Equipment & Products--0.1%
10,500		Brunswick Corp.	358,155
		Life Sciences Tools & Services--0.1%
6,800	[1]	Waters Corp.	385,492
		Machinery--0.8%
5,200		Briggs & Stratton Corp.	154,128
15,300		Danaher Corp.	1,133,118
14,700		Deere & Co.	1,474,116
		TOTAL	2,761,362
		Media--5.0%
166,800	[1]	Comcast Corp., Class A	7,392,576
24,600	[1]	Discovery Holding Co., Class A	407,622
6,800	[1]	Lamar Advertising Co., Class A	450,704
19,800		McGraw-Hill Cos., Inc.	1,328,184
12,400		Omnicom Group, Inc.	1,304,480
201,700		Time Warner, Inc.	4,411,179
24,600	[1]	Viacom, Inc., Class B	1,000,482
		TOTAL	16,295,227
		Metals & Mining--0.3%
20,700		Commercial Metals Corp.	561,177
4,000		Metal Management, Inc.	164,160
Shares			Value
		COMMON STOCKS--continued
		Metals & Mining--continued
4,400		Quanex Corp.	$172,436
10,100		Worthington Industries, Inc.	193,718
		TOTAL	1,091,491
		Multi-Utilities--0.4%
21,600		PG&E Corp.	1,008,288
3,200		SCANA Corp.	130,304
		TOTAL	1,138,592
		Multiline Retail--1.0%
17,800	[1]	Sears Holdings Corp.	3,144,370
		Oil, Gas & Consumable Fuels--11.7%
52,800		Anadarko Petroleum Corp.	2,310,000
214,200		Chevron Corp.	15,610,896
67,000		Devon Energy Corp.	4,696,030
13,300		Exxon Mobil Corp.	985,530
6,000	[1]	General Maritime Corp.	218,940
69,500		Marathon Oil Corp.	6,278,630
11,000		OMI Corp.	242,660
7,600		Overseas Shipholding Group, Inc.	472,188
17,500		Pioneer Natural Resources, Inc.	717,500
8,500		Pogo Producing Co.	421,175
5,000	[1]	Swift Energy Co.	221,700
15,200		Tesoro Petroleum Corp.	1,252,328
84,900		Valero Energy Corp.	4,608,372
		TOTAL	38,035,949
		Paper & Forest Products--0.1%
16,100		MeadWestvaco Corp.	485,254
		Personal Products--0.2%
15,000		Avon Products, Inc.	515,850
		Pharmaceuticals--1.7%
51,200		Johnson & Johnson	3,420,160
90,500		Schering Plough Corp.	2,262,500
		TOTAL	5,682,660
		Road & Rail--1.6%
9,700		Burlington Northern Santa Fe Corp.	779,492
7,700		Con-way, Inc.	382,998
Shares			Value
		COMMON STOCKS--continued
		Road & Rail--continued
71,100		Norfolk Southern Corp.	$3,530,115
9,100		Ryder System, Inc.	496,314
7,400		Werner Enterprises, Inc.	140,674
		TOTAL	5,329,593
		Semiconductors & Semiconductor Equipment--0.2%
13,100	[1]	MEMC Electronic Materials, Inc.	686,440
		Software--0.8%
123,100	[1]	Oracle Corp.	2,112,396
2,700		Quality Systems, Inc.	114,561
7,600	[1]	THQ, Inc.	230,280
		TOTAL	2,457,237
		Specialty Retail--2.4%
3,300	[1]	AutoZone, Inc.	414,579
15,500	[1]	CarMax, Inc.	890,165
2,300	[1]	Children's Place Retail Stores, Inc.	124,683
5,800	[1]	Dick's Sporting Goods, Inc.	298,642
6,800	[1]	Guess ?, Inc.	490,348
4,500	[1]	Gymboree Corp.	194,805
4,200	[1]	Hibbett Sporting Goods, Inc.	134,862
126,300		Home Depot, Inc.	5,145,462
3,300	[1]	J. Crew Group, Inc.	119,889
2,200	[1]	Zale Corp.	60,544
		TOTAL	7,873,979
		Textiles, Apparel & Luxury Goods--1.0%
65,400	[1]	Coach, Inc.	2,999,244
6,400	[1]	Crocs, Inc.	322,176
		TOTAL	3,321,420
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Thrifts & Mortgage Finance--1.2%
5,900		Downey Financial Corp.	$422,086
10,600		Federal Home Loan Mortgage Corp.	688,258
3,500	[1]	FirstFed Financial Corp.	241,325
12,000		MGIC Investment Corp.	740,640
14,800		PMI Group, Inc.	707,736
17,600		Radian Group, Inc.	1,059,872
		TOTAL	3,859,917
		Wireless Telecommunication Services--0.0%
2,000	[1]	U.S. Cellular Corp.	144,200
		TOTAL COMMON STOCKS (IDENTIFIED COST $294,166,641)	318,868,699
		REPURCHASE AGREEMENT--1.9%
$6,109,000		Interest in $250,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2016 for $250,036,319 on 2/1/2007. The market value of the underlying securities at the end of the period was $255,000,001. (AT COST)	6,109,000
		TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $300,275,641) [2]	324,977,699
		OTHER ASSETS AND LIABILITIES - NET--(0.0)%	(74,679)
		TOTAL NET ASSETS--100%	$324,903,020

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $300,275,641)		$324,977,699
Cash		42,960
Income receivable		123,610
Receivable for investments sold		4,736,680
Receivable for shares sold		5,316,955
TOTAL ASSETS		335,197,904
Liabilities:
Payable for investments purchased	$9,769,497
Payable for shares redeemed	199,665
Payable for administrative personnel and services fee (Note 5)	91,259
Payable for distribution services fee (Note 5)	49,816
Payable for shareholder services fee (Note 5)	88,478
Accrued expenses	96,169
TOTAL LIABILITIES		10,294,884
Net assets for 19,817,752 shares outstanding		$324,903,020
Net Assets Consist of:
Paid-in capital		$294,370,850
Net unrealized appreciation of investments		24,702,058
Accumulated net realized gain on investments		5,815,827
Undistributed net investment income		14,285
TOTAL NET ASSETS		$324,903,020
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($57,592,731 ÷ 3,482,627 shares outstanding), no par value, unlimited shares authorized		$16.54
Offering price per share		$16.54
Redemption proceeds per share		$16.54
Class A Shares:
Net asset value per share ($180,470,581 ÷ 10,992,407 shares outstanding), no par value, unlimited shares authorized		$16.42
Offering price per share (100/94.50 of $16.42) [1]		$17.38
Redemption proceeds per share		$16.42
Class C Shares:
Net asset value per share ($86,839,610 ÷ 5,342,712 shares outstanding), no par value, unlimited shares authorized		$16.25
Offering price per share (100/99.00 of $16.25) [1]		$16.41
Redemption proceeds per share (99.00/100 of $16.25) [1]		$16.09
Class K Shares:
Net asset value per share ($98.36 - 5.945 shares outstanding), no par value, unlimited shares authorized		$16.54
Offering price per share		$16.54
Redemption proceeds per share		$16.54

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Dividends			$1,979,581
Interest			42,149
TOTAL INCOME			2,021,730
Expenses:
Investment adviser fee (Note 5)		$961,714
Administrative personnel and services fee (Note 5)		115,945
Custodian fees		20,341
Transfer and dividend disbursing agent fees and expenses		251,095
Directors'/Trustees' fees		2,521
Auditing fees		10,838
Legal fees		4,537
Portfolio accounting fees		63,704
Distribution services fee--Class A Shares (Note 5)		117,862
Distribution services fee--Class C Shares (Note 5)		304,232
Shareholder services fee--Class A Shares (Note 5)		59,712
Shareholder services fee--Class C Shares (Note 5)		28,766
Share registration costs		45,157
Printing and postage		24,297
Insurance premiums		5,318
Miscellaneous		3,912
TOTAL EXPENSES		2,019,951
Waivers and Expenses Recovered:
Waiver of administrative personnel and services fee (Note 5)	$(22,432)
Waiver of transfer and dividend disbursing agent fees and expenses	(13,607)
Expenses recovered by the Adviser (Note 5)	23,533
WAIVERS AND EXPENSES RECOVERED		(12,506)
Net expenses			2,007,445
Net investment income			14,285
Realized and Unrealized Gain on Investments:
Net realized gain on investments			6,481,876
Net change in unrealized appreciation of investments			23,039,670
Net realized and unrealized gain on investments			29,521,546
Change in net assets resulting from operations			$29,535,831

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,285	$13,180
Net realized gain on investments	6,481,876	9,146,627
Net change in unrealized appreciation/depreciation of investments	23,039,670	(7,090,736)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,535,831	2,069,071
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	--	(42,291)
Class A Shares	--	(10,715)
Class C Shares	--	--
Class K Shares	--	--
Distributions from net realized gain on investments
Institutional Shares	(1,675,959)	(2,304,161)
Class A Shares	(5,228,169)	(2,312,213)
Class C Shares	(2,497,031)	(117,957)
Class K Shares	(3)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,401,162)	(4,787,337)
Share Transactions:
Proceeds from sale of shares	127,563,949	136,005,478
Net asset value of shares issued to shareholders in payment of distributions declared	8,258,176	4,703,047
Cost of shares redeemed	(23,620,713)	(19,541,548)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	112,201,412	121,166,977
Change in net assets	132,336,081	118,448,711
Net Assets:
Beginning of period	192,566,939	74,118,228
End of period (including undistributed net investment income of $14,285 and $0, respectively)	$324,903,020	$192,566,939

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT All Cap Core Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class C Shares and Class K Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation.

MDT All Cap Core Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced offering Class C Shares on September 15, 2005. The Fund commenced offering Class K Shares on December 12, 2006.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	853,833	$13,950,526	353,848	$5,425,707
Shares issued to shareholders in payment of distributions declared	90,311	1,481,998	153,643	2,324,618
Shares redeemed	(273,142)	(4,381,116)	(553,530)	(8,427,259)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	671,002	$11,051,408	(46,039)	$(676,934)

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,981,791	$78,961,210	5,300,192	$80,863,412
Shares issued to shareholders in payment of distributions declared	300,058	4,887,950	150,057	2,261,363
Shares redeemed	(1,033,065)	(16,421,303)	(694,341)	(10,529,747)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,248,784	$67,427,857	4,755,908	$72,595,028

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,190,593	$34,652,113	3,245,159	$49,716,359
Shares issued to shareholders in payment of distributions declared	116,918	1,888,228	7,778	117,066
Shares redeemed	(178,693)	(2,818,294)	(39,043)	(584,542)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,128,818	$33,722,047	3,213,894	$49,248,883

	Period Ended 1/31/2007 [2]		Year Ended 7/31/2006
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	6	$100	--	--
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	6	$100	--	--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	7,048,610	$112,201,412	7,923,763	$121,166,977

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

2 Reflects operations for the period from December 12, 2006 (date of initial public investment) to January 31, 2007.

4. FEDERAL TAX INFORMATION

At January 31, 2007, the cost of investments for federal tax purposes was $300,275,641. The net unrealized appreciation of investments for federal tax purposes was $24,702,058. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,851,859 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,149,801.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. Under the investment advisory contract, the Adviser is contractually obligated to waive, to the extent of its adviser fee, the amount, if any, by which the Fund's annual operating expenses exceed the following levels for each Class of the Fund:

Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.25%
Class A Shares	1.50%
Class C Shares	2.25%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

For a period of three years after the fiscal year in which the Adviser waived or reimbursed Fund expenses, the Adviser may seek reimbursement from the Fund to the extent that the Fund's total annual operating expenses are less than the expense limitation. Due to the reorganization of the Fund, any expenses waived or reimbursed by the Adviser after December 8, 2006 may not be recovered by the Adviser.

Expenses waived/reimbursed by the Fund are subject to potential recovery by year of expiration as follows:

Expires July 31	Expiration Amount
2007	$ 29,828
2008	$ 24,400
2009	$ 55,328
TOTAL	$109,556

For the six months ended January 31, 2007, the Adviser recovered $23,533 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (the "Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive the portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under its previous administrative services contract. In addition, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 0.073% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class K Shares	0.50%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC:

Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2007, FSC retained $260,963 of fees paid by the Fund.

Sales Charges

For the six months ended January 31, 2007, FSC, the principal distributor, retained $23,921 in sales charges from the sale of Class A Shares. FSC also retained $15,373 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive a portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2007, were as follows:

Purchases	$355,190,707
Sales	$255,394,192

7. LINE OF CREDIT

The Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MDT ALL CAP CORE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May and June 2006. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with establishment of the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of MDTA LLC (the "Acquisition"), the investment adviser to the MDT All Cap Core Fund (the "Predecessor Fund"). As part of that transaction, Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free reorganization (the "Proposed Reorganization"), which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a fund with substantially similar investment objectives and policies and the same portfolio manager(s) as the Predecessor Fund, but with sales, distribution and other shareholder services offered by the funds managed and distributed by affiliates of Federated.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated and directed the preparation of reports regarding the performance of, and fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

Because the Fund will employ the same portfolio managers and investment techniques, the Board reviewed the Predecessor Fund's performance compared to its peer group as an indicator of how the Adviser will execute the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant approval of the advisory contract. The Board noted that the performance of the Predecessor Fund and/or accounts managed by MDTA LLC with substantially similar investment objectives and policies was above the median of its relevant peer group for the one- and three-year periods reviewed.

The Senior Officer noted that the Fund's quantitative focus made it difficult to compare its fees and expenses to other peers, which varied widely in their complexity. He observed that the management of the Fund is among the more complex, relative to its peers and, consequently, that the advisory fee and projected net total expenses are at the high end compared to such peers. The Board reviewed the proposed fees and other expenses of the Fund with the Adviser and was satisfied that the proposed overall expense structure of the Fund appeared competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund. No changes were recommended to, and no objection was raised to the proposed advisory contract, and the Senior Officer noted that Federated proposed to provide appropriate administrative services to the Fund for the anticipated fees. The Board concluded that the nature, quality and scope of services to be provided to the Fund by the Adviser and its affiliates were satisfactory.

The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts ( e.g. , for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate. It was noted in this regard that the Adviser has agreed to limit the expenses of each class of the Fund at specified amounts for a two year period commencing on the date the Proposed Reorganization is consummated.

Federated furnished reports, requested by the Senior Officer, that made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R304

36362 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Balanced Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

Class A Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE.

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2007	[1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$13.21		$13.67
Income From Investment Operations:
Net investment income	0.13	[3]	0.18	[3]
Net realized and unrealized gain on investments	1.04		0.46
TOTAL FROM INVESTMENT OPERATIONS	1.17		0.64
Less Distributions:
Distributions from net investment income	(0.16)		(0.17)
Distributions from net realized gain on investments	(0.65)		(0.93)
TOTAL DISTRIBUTIONS	(0.81)		(1.10)
Net Asset Value, End of Period	$13.57		$13.21
Total Return [4]	8.94%		4.85%

Ratios to Average Net Assets:
Net expenses	1.40	% [5]	1.50	% [5]
Net investment income	1.95	% [5]	1.60	% [5]
Expense waiver/reimbursement [6]	0.18	% [5]	0.17	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$39,521		$1,962
Portfolio turnover	89%		139	% [7]

1 MDT Balanced Fund (the "Predecessor Fund") was reorganized into Federated MDT Balanced Fund (the" Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2006.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2007	[1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$13.13		$13.67
Income From Investment Operations:
Net investment income	0.08	[3]	0.10	[3]
Net realized and unrealized gain on investments	1.02		0.44
TOTAL FROM INVESTMENT OPERATIONS	1.10		0.54
Less Distributions:
Distributions from net investment income	(0.11)		(0.15)
Distributions from net realized gain on investments	(0.65)		(0.93)
TOTAL DISTRIBUTIONS	(0.76)		(1.08)
Net Asset Value, End of Period	$13.47		$13.13
Total Return [4]	8.46%		4.04%

Ratios to Average Net Assets:
Net expenses	2.15	% [5]	2.25	% [5]
Net investment income	1.17	% [5]	0.85	% [5]
Expense waiver/reimbursement [6]	0.23	% [5]	0.17	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$11,557		$3,910
Portfolio turnover	89%		139	% [7]

1 The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2006.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Period Ended 1/31/2007	[1]
Net Asset Value, Beginning of Period	$14.28
Income From Investment Operations:
Net investment income	0.05	[2]
Net realized and unrealized gain on investments	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.14
Less Distributions:
Distributions from net investment income	(0.17)
Distributions from net realized gain on investments	(0.65)
TOTAL DISTRIBUTIONS	(0.82)
Net Asset Value, End of Period	$13.60
Total Return [3]	1.14%

Ratios to Average Net Assets:
Net expenses	1.90	% [4]
Net investment income	2.83	% [4]
Expense waiver/reimbursement [5]	0.03	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$0	[6]
Portfolio turnover	89	% [7]

1 Reflects operations for the period from December 12, 2006 (date of initial public investment) to January 31, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than $1,000.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended January 31, 2007.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 1 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,089.40	$ 7.37
Class C Shares	$1,000	$1,084.60	$11.30
Class K Shares	$1,000	$1,011.40	$ 2.67
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.15	$ 7.12
Class C Shares	$1,000	$1,014.37	$10.92
Class K Shares	$1,000	$1,015.63	$ 9.65

1 "Actual" expense information for the Fund's Class K Shares is for the period from December 12, 2006 (date of initial public investment) to January 31, 2007. Actual expenses are equal to the annualized net expense ratio of the Fund's Class K Shares, multiplied by 51/365 (to reflect the period from initial public investments to January 31, 2007). "Hypothetical" expense information for Class A Shares, Class C Shares and Class K Shares is presented on the basis of the full one half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 ( to reflect the full half-year period), The annualized net expense ratios are as follows:

Class A Shares	1.40%
Class C Shares	2.15%
Class K Shares	1.90%

Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Domestic Equity	56.6%
U.S. Treasury and Agency Securities [2]	11.4%
Corporate Debt Securities	10.1%
Foreign Stock ETF	8.0%
Mortgage-Backed Securities	5.9%
International Equity	1.9%
Foreign Debt Securities	1.6%
Collateralized Mortgage Obligations	1.5%
Asset-Backed Securities	1.0%
Cash Equivalents [3]	3.5%
Other Assets and Liabilities-Net [4]	(1.5)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

2 Also includes $3,809,615 million held in U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities.

At January 31, 2007, the Fund's industry composition 5 for its equity securities was as follows:

Industry	Percentage of Equity Securities
Insurance	16.3%
Real Estate Investment Trusts	11.4%
Oil, Gas & Consumable Fuels	10.9%
Capital Markets	7.4%
Commercial Banks	6.6%
Household Products	5.0%
Media	4.8%
Energy Equipment & Services	4.5%
Health Care Equipment & Supplies	2.2%
Computers & Peripherals	2.1%
Biotechnology	2.0%
Health Care Providers & Services	2.0%
Diversified Financial Services	1.6%
Industrial Conglomerates	1.6%
Specialty Retail	1.6%
Chemicals	1.5%
Pharmaceuticals	1.5%
Road & Rail	1.5%
Household Durables	1.2%
Thrifts & Mortgage Finance	1.2%
IT Services	1.1%
Other [6]	12.0%
TOTAL	100.0%

5 Industry classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

6 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other".

Portfolio of Investments

January 31, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--58.5%
		Aerospace & Defense--0.3%
800		Lockheed Martin Corp.	$77,752
6,400		Raytheon Co.	332,160
800		United Technologies Corp.	54,416
		TOTAL	464,328
		Biotechnology--1.2%
1,500	[1]	Cephalon, Inc.	108,615
14,700	[1]	Genentech, Inc.	1,284,339
4,300	[1]	Medimmune, Inc.	149,038
		TOTAL	1,541,992
		Building Products--0.1%
3,200		American Standard Cos.	158,048
		Capital Markets--4.4%
600	[1]	Affiliated Managers Group	66,840
4,700		Bear Stearns Cos., Inc.	774,795
900		Lehman Brothers Holdings, Inc.	74,016
17,900		Merrill Lynch & Co., Inc.	1,674,724
38,500		Morgan Stanley	3,187,415
		TOTAL	5,777,790
		Chemicals--0.9%
500		Ashland, Inc.	34,775
26,300		Dow Chemical Co.	1,092,502
2,100	[1]	Nalco Holding Co.	48,279
		TOTAL	1,175,556
Shares			Value
		COMMON STOCKS--continued
		Commercial Banks--3.8%
300		City National Corp.	$21,579
7,400		Comerica, Inc.	438,820
3,100		Fifth Third Bancorp	123,690
700		Huntington Bancshares, Inc.	16,296
62,500		J.P. Morgan Chase & Co.	3,183,125
11,157		KeyCorp	425,863
12,000		National City Corp.	454,200
3,600		SunTrust Banks, Inc.	299,160
2,300		UnionBanCal Corp.	148,626
		TOTAL	5,111,359
		Commercial Services & Supplies--0.5%
500		Brinks Co. (The)	31,075
900		Dun & Bradstreet Corp.	76,500
1,000		Equifax, Inc.	41,530
1,700		Miller Herman, Inc.	63,920
2,900		Pitney Bowes, Inc.	138,823
5,100		Robert Half International, Inc.	207,570
1,400	[1]	TeleTech Holdings, Inc.	37,730
500	[1]	United Stationers, Inc.	25,480
		TOTAL	622,628
		Communications Equipment--0.1%
1,700	[1]	Comverse Technology, Inc.	32,895
800	[1]	F5 Networks, Inc.	57,152
		TOTAL	90,047
		Computers & Peripherals--1.2%
15,200	[1]	Apple, Inc.	1,303,096
9,400	[1]	Network Appliance, Inc.	353,440
		TOTAL	1,656,536
Shares			Value
		COMMON STOCKS--continued
		Construction Materials--0.2%
600		Texas Industries, Inc.	$44,052
1,800		Vulcan Materials Co.	183,312
		TOTAL	227,364
		Consumer Finance--0.2%
5,000	[1]	Americredit Corp.	135,700
2,200	[1]	First Marblehead Corp.	119,680
		TOTAL	255,380
		Containers & Packaging--0.1%
1,300	[1]	Crown Holdings, Inc.	28,691
800		Sealed Air Corp.	52,720
1,600		Temple-Inland, Inc.	79,904
		TOTAL	161,315
		Diversified Consumer Services--0.1%
800	[1]	ITT Educational Services, Inc.	62,080
1,600	[1]	Weight Watchers International, Inc.	86,448
		TOTAL	148,528
		Diversified Financial Services--0.9%
13,300		CIT Group, Inc.	784,168
300		Chicago Mercantile Exchange Holdings, Inc.	168,990
4,200		Moody's Corp.	300,552
		TOTAL	1,253,710
		Diversified Telecommunication Services--0.3%
7,000		Embarq Corp.	388,570
		Electric Utilities--0.4%
4,400	[1]	Allegheny Energy, Inc.	204,688
2,900		Edison International	130,442
1,300		FirstEnergy Corp.	77,129
1,300		Portland General Electric Co	33,982
4,700	[1]	Reliant Resources, Inc.	69,936
		TOTAL	516,177
Shares			Value
		COMMON STOCKS--continued
		Electrical Equipment--0.5%
13,800		Honeywell International, Inc.	$630,522
500		Roper Industries, Inc.	25,960
		TOTAL	656,482
		Electronic Equipment & Instruments--0.4%
2,900		Amphenol Corp., Class A	196,388
5,400	[1]	Avnet, Inc.	167,670
1,200		Daktronics, Inc.	41,484
4,500	[1]	Ingram Micro, Inc., Class A	87,795
2,000		National Instruments Corp.	57,620
100	[1]	Tech Data Corp.	3,714
		TOTAL	554,671
		Energy Equipment & Services--2.6%
3,300	[1]	Cameron International Corp.	173,250
300	[1]	FMC Technologies, Inc.	18,579
1,500		GlobalSantaFe Corp.	87,015
1,900	[1]	Oceaneering International, Inc.	74,993
4,200		Patterson-UTI Energy, Inc.	101,430
500	[1]	SEACOR Holdings, Inc.	50,615
39,900		Schlumberger Ltd.	2,533,251
6,000	[1]	Transocean Sedco Forex, Inc.	464,220
		TOTAL	3,503,353
		Food & Staples Retailing--0.2%
4,100		Costco Wholesale Corp.	230,338
1,800		Kroger Co.	46,080
1,100		Longs Drug Stores Corp.	47,300
		TOTAL	323,718
		Food Products--0.3%
5,700		Kellogg Co.	280,839
3,500		Kraft Foods, Inc., Class A	122,220
		TOTAL	403,059
Shares			Value
		COMMON STOCKS--continued
		Gas Utilities--0.1%
1,700		Energen Corp.	$78,676
		Health Care Equipment & Supplies--1.3%
1,600		Dentsply International, Inc.	49,344
1,700	[1]	Immucor, Inc.	53,618
25,500		Medtronic, Inc.	1,362,975
600		Mentor Corp.	30,594
5,300	[1]	St. Jude Medical, Inc.	226,628
		TOTAL	1,723,159
		Health Care Providers & Services--1.2%
8,800		Cardinal Health, Inc.	628,496
1,300	[1]	DaVita, Inc.	70,980
900	[1]	Lincare Holdings, Inc.	35,415
3,500	[1]	Medco Health Solutions, Inc.	207,235
1,600	[1]	Psychiatric Solutions, Inc.	62,304
6,800	[1]	Wellpoint, Inc.	532,984
		TOTAL	1,537,414
		Health Care Technology--0.1%
2,900		IMS Health, Inc.	83,694
		Hotels, Restaurants & Leisure--0.3%
700	[1]	LifeTime Fitness, Inc.	37,940
400	[1]	Wynn Resorts Ltd.	44,696
5,200		Yum! Brands, Inc.	312,052
		TOTAL	394,688
		Household Durables--0.7%
2,500		Beazer Homes USA, Inc.	108,775
2,400		Centex Corp.	128,856
3,100		KB Home	168,082
800		M.D.C. Holdings, Inc.	46,616
400	[1]	Meritage Corp.	17,780
Shares			Value
		COMMON STOCKS--continued
		Household Durables--continued
8,800		Pulte Homes, Inc.	$302,192
1,500		Ryland Group, Inc.	84,270
1,800		Standard Pacific Corp.	49,392
		TOTAL	905,963
		Household Products--2.9%
8,500		Kimberly-Clark Corp.	589,900
50,400		Procter & Gamble Co.	3,269,448
		TOTAL	3,859,348
		IT Services--0.6%
800	[1]	Alliance Data Systems Corp.	54,344
3,700		Automatic Data Processing, Inc.	176,564
1,300	[1]	Ceridian Corp. - New	38,961
1,000	[1]	Checkfree Corp.	41,430
3,500	[1]	Cognizant Technology Solutions Corp.	298,515
2,300	[1]	Computer Sciences Corp.	120,658
2,300	[1]	Fiserv, Inc.	120,911
		TOTAL	851,383
		Independent Power Producers & Energy Traders--0.0%
1,100	[1]	AES Corp.	22,869
		Industrial Conglomerates--0.9%
14,000		3M Co.	1,040,200
3,600	[1]	McDermott International, Inc.	185,904
500		Teleflex, Inc.	33,390
		TOTAL	1,259,494
		Insurance--9.5%
25,950		Allstate Corp.	1,561,152
5,000		Ambac Financial Group, Inc.	440,500
4,050		American Financial Group Inc., Ohio	143,046
47,800		American International Group, Inc.	3,271,910
Shares			Value
		COMMON STOCKS--continued
		Insurance--continued
4,700		Assurant, Inc.	$261,226
6,600		Berkley, W. R. Corp.	218,394
2,700	[1]	CNA Financial Corp.	109,755
14,600		Chubb Corp.	759,784
2,300		Commerce Group, Inc.	69,414
2,100		HCC Insurance Holdings, Inc.	65,583
1,600		Hanover Insurance Group, Inc.	76,880
3,800		Hartford Financial Services Group, Inc.	360,658
11,300		Loews Corp.	491,098
5,200		MBIA, Inc.	373,516
30,600		MetLife, Inc.	1,900,872
1,900		Nationwide Financial Services, Inc., Class A	103,835
1,400		Odyssey Re Holdings Corp.	55,230
1,600		Ohio Casualty Corp.	47,264
22,900		Progressive Corp. Ohio	531,051
2,000		Reinsurance Group of America	116,300
4,200		Safeco Corp.	268,842
400		Safety Insurance Group, Inc.	19,536
1,000		StanCorp Financial Group, Inc.	47,850
26,200		The St. Paul Travelers Cos., Inc.	1,332,270
		TOTAL	12,625,966
		Internet & Catalog Retail--0.2%
2,500	[1]	Expedia, Inc.	53,625
3,500	[1]	IAC Interactive Corp.	134,400
1,100	[1]	Nutri/System, Inc.	48,455
		TOTAL	236,480
		Internet Software & Services--0.2%
3,000	[1]	ValueClick, Inc.	76,560
5,400	[1]	eBay, Inc.	174,906
		TOTAL	251,466
Shares			Value
		COMMON STOCKS--continued
		Leisure Equipment & Products--0.0%
1,200		Brunswick Corp.	$40,932
		Life Sciences Tools & Services--0.1%
1,700	[1]	Waters Corp.	96,373
		Machinery--0.4%
1,200		Briggs & Stratton Corp.	35,568
3,100		Danaher Corp.	229,586
2,900		Deere & Co.	290,812
		TOTAL	555,966
		Media--2.8%
40,900	[1]	Comcast Corp., Class A	1,812,688
5,400	[1]	Discovery Holding Co. Series A	89,478
1,300	[1]	Lamar Advertising Co.	86,164
5,900		McGraw-Hill Cos., Inc.	395,772
2,900		Omnicom Group, Inc.	305,080
39,900		Time Warner, Inc.	872,613
4,800	[1]	Viacom, Inc., Class B - New	195,216
		TOTAL	3,757,011
		Metals & Mining--0.2%
4,500		Commercial Metals Corp.	121,995
900		Metal Management, Inc.	36,936
900		Quanex Corp.	35,271
2,100		Worthington Industries, Inc.	40,278
		TOTAL	234,480
		Multi-Utilities--0.2%
5,200		P G & E Corp.	242,736
700		SCANA Corp.	28,504
		TOTAL	271,240
Shares			Value
		COMMON STOCKS--continued
		Multiline Retail--0.5%
3,900	[1]	Sears Holdings Corp.	$688,935
		Oil, Gas & Consumable Fuels--6.4%
27,700		Anadarko Petroleum Corp.	1,211,875
43,100		Chevron Corp.	3,141,128
15,200		Devon Energy Corp.	1,065,368
1,300	[1]	General Maritime Corp.	47,437
15,500		Marathon Oil Corp.	1,400,270
2,100		OMI Corp.	46,326
3,900		Pioneer Natural Resources, Inc.	159,900
2,200		Pogo Producing Co.	109,010
3,200		Tesoro Petroleum Corp.	263,648
18,900		Valero Energy Corp.	1,025,892
		TOTAL	8,470,854
		Paper & Forest Products--0.1%
3,400		MeadWestvaco Corp.	102,476
		Personal Products--0.1%
2,200		Avon Products, Inc.	75,658
		Pharmaceuticals--0.8%
10,600		Johnson & Johnson	708,080
16,400		Schering Plough Corp.	410,000
		TOTAL	1,118,080
		Real Estate Investment Trusts--6.7%
6,000		AMB Property Corp.	365,100
4,200		Alexandria Real Estate Equities, Inc.	455,112
9,650		Archstone-Smith Trust	609,977
4,100		Avalonbay Communities, Inc.	608,276
6,350		Boston Properties, Inc.	800,671
Shares			Value
		COMMON STOCKS--continued
		Real Estate Investment Trusts--continued
4,450		Developers Diversified Realty	$298,684
9,900		Equity Residential Properties Trust	557,172
2,800		Federal Realty Investment Trust	261,576
5,000		General Growth Properties, Inc.	307,600
9,900		Health Care Property Investors, Inc.	408,375
15,000		Host Hotels & Resorts, Inc.	397,050
6,100		Kimco Realty Corp.	302,560
7,700		Prologis Trust	500,500
4,500		Public Storage, Inc.	489,420
5,300		SL Green Realty Corp.	776,874
7,000		Simon Property Group, Inc.	800,730
6,200		Taubman Centers, Inc.	361,274
4,850		Vornado Realty Trust	593,398
		TOTAL	8,894,349
		Road & Rail--0.9%
2,000		Burlington Northern Santa Fe	160,720
1,800		Con-way, Inc.	89,532
15,700		Norfolk Southern Corp.	779,505
2,200		Ryder Systems, Inc.	119,988
1,800		Werner Enterprises, Inc.	34,218
		TOTAL	1,183,963
		Semiconductors & Semiconductor Equipment--0.1%
2,300	[1]	MEMC Electronic Materials	120,520
		Software--0.4%
22,400	[1]	Oracle Corp.	384,384
700		Quality Systems, Inc.	29,701
1,800	[1]	THQ, Inc.	54,540
		TOTAL	468,625
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Specialty Retail--0.9%
700	[1]	AutoZone, Inc.	$87,941
3,100	[1]	CarMax, Inc.	178,033
600	[1]	Children's Place Retail Stores, Inc.	32,526
1,100	[1]	Dick's Sporting Goods, Inc.	56,639
1,400	[1]	Guess ?, Inc.	100,954
800	[1]	Gymboree Corp.	34,632
17,600		Home Depot, Inc.	717,024
800	[1]	J Crew Group Inc.	29,064
100	[1]	Zale Corp.	2,752
		TOTAL	1,239,565
		Textiles, Apparel & Luxury Goods--0.5%
13,800	[1]	Coach, Inc.	632,868
1,200	[1]	Crocs, Inc.	60,408
		TOTAL	693,276
		Thrifts & Mortgage Finance--0.7%
1,200		Downey Financial Corp.	85,848
2,000		Federal Home Loan Mortgage Corp.	129,860
1,000	[1]	FirstFed Financial Corp.	68,950
3,800		MGIC Investment Corp.	234,536
3,600		PMI Group, Inc.	172,152
3,700		Radian Group, Inc.	222,814
		TOTAL	914,160
		Wireless Telecommunication Services--0.0%
400	[1]	U.S. Cellular Corp.	28,840
		TOTAL COMMON STOCKS (IDENTIFIED COST $68,470,848)	77,776,514
		ASSET-BACKED SECURITIES--1.0%
$58,994		CS First Boston Mortgage Securities Corp. 2002-HE4 AF, 5.51%, 8/25/2032	58,460
648,723		Community Program Loan Trust 1987-A A4, 4.5%, 10/01/2018	638,909
452,714		MMCA Automobile Trust 2002-2 C, 5.55%, 3/15/2010	451,692
140,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.319%, 12/15/2043	137,539
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,297,142)	1,286,600
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.5%
$469,749		Bear Stearns Asset Backed Securities, Inc. 2005-AC6, Class 21PO, 0.00%, 9/25/2020	$314,914
5,692		Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 6.65%, 3/25/2031	5,592
16,838		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.00%, 7/15/2022	16,784
33,518		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.00%, 9/15/2022	33,419
39,298		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	40,806
75,000		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.00%, 9/15/2032	75,595
67,057		Federal Home Loan Mortgage Corp. REMIC 2676 JA, 4.00%, 8/15/2013	66,830
82,752		Federal National Mortgage Association REMIC 1993-113 SB, 9.75%, 7/25/2023	91,131
16,017		Federal National Mortgage Association REMIC 2001-37 GA, 8.00%, 7/25/2016	16,653
20,980		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	19,423
20,173		Government National Mortgage Association REMIC 1999-29 PB, 7.25%, 7/16/2028	20,434
61,195		Government National Mortgage Association REMIC 2002-17 B, 6.00%, 3/20/2032	61,806
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $810,587)	763,387
		CORPORATE BONDS--9.8%
		Basic Industry - Chemicals--0.0%
75,000		Albemarle Corp., Sr. Note, 5.10%, 2/01/2015	70,787
		Basic Industry - Metals & Mining--0.3%
35,000		Alcoa, Inc., Note, 5.55%, 2/01/2017	34,865
100,000		BHP Finance (USA), Inc., Company Guarantee, 5.25%, 12/15/2015	98,176
150,000		Vale Overseas Limited, 6.875%, 11/21/2036	152,438
150,000	[2,3]	Xstrata Finance Canada L, Unsecd. Note, 5.50%, 11/16/2011	148,831
		TOTAL	434,310
		Capital Goods - Aerospace & Defense--0.2%
125,000		Boeing Co., Note, 5.125%, 2/15/2013	123,821
200,000		Raytheon Co., Unsecd. Note, 5.375%, 4/01/2013	199,311
		TOTAL	323,132
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Diversified Manufacturing--0.1%
$100,000		Emerson Electric Co., Unsecd. Note, 5.75%, 11/01/2011	$101,619
		Capital Goods - Environmental--0.1%
100,000		Waste Management, Inc., 7.375%, 8/01/2010	105,994
		Communications - Media & Cable--0.1%
100,000		Comcast Corp., Sr. Note, 7.125%, 6/15/2013	108,102
75,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	73,425
		TOTAL	181,527
		Communications - Media Noncable--0.2%
100,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	106,113
75,000		News America Holdings, Company Guarantee, 8.00%, 10/17/2016	86,120
75,000		News America Holdings, Sr. Deb., 9.25%, 2/1/2013	87,556
		TOTAL	279,789
		Communications - Telecom Wireless--0.3%
150,000		AT&T Wireless Services, Sr. Note, 8.75%, 3/01/2031	195,113
100,000		Cingular Wireless LLC, Sr. Note, 6.50%, 12/15/2011	104,657
100,000		Sprint Capital Corp., Note, 8.375%, 3/15/2012	110,853
		TOTAL	410,623
		Communications - Telecom Wirelines--0.4%
400,000		GTE North, Inc., Deb., Series D, 6.90%, 11/01/2008	409,847
75,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	81,052
100,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	98,050
		TOTAL	588,949
		Consumer Cyclical - Automotive--0.3%
75,000		DaimlerChrysler North America, Sr. Note, 4.875%, 6/15/2010	73,208
50,000		DaimlerChrysler North America Holding Corp., Sr. Note, 6.50%, 11/15/2013	51,329
300,000		General Motors Acceptance, Note, 6.125%, 2/01/2007	300,000
		TOTAL	424,537
		Consumer Cyclical - Entertainment--0.1%
75,000		Disney Co., Note, 5.70%, 7/15/2011	76,131
100,000		Time Warner, Inc., 5.50%, 11/15/2011	99,804
		TOTAL	175,935
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Lodging--0.1%
$100,000	[2,3]	Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/01/2016	$98,533
		Consumer Cyclical - Retailers--0.2%
125,000		Home Depot, Inc., 5.40%, 3/01/2016	120,917
100,000		Target Corp., 5.875%, 3/01/2012	102,518
		TOTAL	223,435
		Consumer Non-Cyclical Food/Beverage--0.2%
100,000		Bottling Group, LLC, Note, 5.50%, 4/01/2016	99,850
40,000		General Mills, Inc., Note, 5.70%, 2/15/2017	39,966
75,000		Kraft Foods, Inc., Note, 5.25%, 10/01/2013	73,913
50,000		Kraft Foods, Inc., Note, 6.25%, 6/01/2012	51,746
		TOTAL	265,475
		Consumer Non-Cyclical Health Care--0.1%
100,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	97,138
		Consumer Non-Cyclical Pharmaceuticals--0.4%
75,000		Abbott Laboratories, Note, 5.375%, 5/15/2009	75,300
100,000		Genentech, Inc., Sr. Note, 4.75%, 7/15/2015	95,371
125,000		Lilly (Eli) & Co., Unsecd. Note, 6.57%, 1/1/2016	134,551
100,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/01/2018	108,202
100,000		Wyeth, Unsecd. Note, 5.50%, 2/01/2014	100,060
		TOTAL	513,484
		Consumer Non-Cyclical Supermarkets--0.2%
250,000		Safeway Inc., Sr. Unsecd. Note, 4.80%, 7/16/2007	249,120
		Consumer Non-Cyclical Tobacco--0.0%
75,000		Altria Group, Inc., Note, 7.00%, 11/04/2013	81,642
		Energy - Independent--0.2%
55,000		Anadarko Petroleum Corp., Sr. Note, 5.95%, 9/15/2016	54,619
50,000		Canadian Natural Resources, 4.90%, 12/01/2014	47,106
150,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	166,995
		TOTAL	268,720
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Integrated--0.2%
$75,000		Conoco Funding Co., 7.25%, 10/15/2031	$87,594
75,000		ConocoPhillips Australia, 5.50%, 4/15/2013	75,374
100,000		Husky Oil Ltd., Sr. Deb., 7.55%, 11/15/2016	111,698
		TOTAL	274,666
		Energy - Refining--0.2%
100,000		Valero Energy Corp., 6.875%, 4/15/2012	105,703
50,000		Valero Energy Corp., 7.50%, 4/15/2032	56,955
75,000		Valero Energy Corp., Note, 4.75%, 4/01/2014	70,358
		TOTAL	233,016
		Financial Institution - Banking--1.8%
200,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	199,437
120,000		Capital One Capital IV, 6.745%, 2/17/2037	121,157
200,000		Citigroup, Inc., Note, 5.125%, 2/14/2011	199,021
100,000		Credit Suisse First Boston, Sr. Note, 5.50%, 8/16/2011	100,898
100,000		HSBC Finance Capital Trust, Note, 5.911%, 11/30/2035	100,851
200,000		HSBC Finance Corp., 4.75%, 4/15/2010	197,015
100,000		Household Finance Corp., Note, 7.00%, 5/15/2012	107,417
150,000		J.P. Morgan Chase & Co., 5.75%, 1/02/2013	152,735
100,000		Marshall & Ilsley Bank, Sr. Note, 4.40%, 3/15/2010	97,444
200,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	200,039
100,000		PNC Funding Corp., Sub. Note, 7.50%, 11/01/2009	105,310
100,000		Popular North America, 5.65%, 4/15/2009	100,078
250,000		US BANK NA, Sub. Note, 4.95%, 10/30/2014	242,308
250,000		Wachovia Bank N.A., 4.80%, 11/01/2014	238,601
100,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/01/2011	104,116
75,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	73,204
		TOTAL	2,339,631
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--0.7%
$100,000		Amvescap PLC, Sr. Note, 4.50%, 12/15/2009	$97,471
100,000		Bear Stearns & Cos., Inc., Unsecd. Note, 3.25%, 3/25/2009	96,046
150,000		Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	148,556
400,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series CORE, 5.908%, 1/31/2008	400,160
150,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	149,715
100,000		Morgan Stanley, Note, 4.00%, 1/15/2010	96,616
		TOTAL	988,564
		Financial Institution - Finance Noncaptive--1.1%
100,000		American Express Co., Global Sr. Note, 4.75%, 6/17/2009	99,049
100,000		American General Finance Corp., 4.00%, 3/15/2011	95,029
150,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	145,363
364,000		General Electric Capital, Note, 4.875%, 10/21/2010	360,192
100,000		General Electric Capital, Note, 4.875%, 3/04/2015	97,104
200,000	[2,3]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	201,248
100,000		International Lease Finance Corp., Note, 4.875%, 9/01/2010	98,644
75,000		SLM Corp., Note, 4.00%, 1/15/2010	72,147
300,000		SLM Corp., Note, Series A, 3.95%, 8/15/2008	293,321
		TOTAL	1,462,097
		Financial Institution - Insurance - Health--0.1%
75,000		Aetna US Healthcare, Sr. Note, 5.75%, 6/15/2011	75,960
		Financial Institution - Insurance - Life--0.1%
100,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	129,156
		Financial Institution - Insurance - P&C--0.5%
100,000		The St. Paul Travelers Co., Inc., Sr. Unsecd. Note, 5.50%, 12/01/2015	99,632
500,000	[2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	507,375
		TOTAL	607,007
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - REITs--0.1%
$75,000		Health Care Property Investments Inc., 5.95%, 9/15/2011	$75,488
		Foreign-Local-Govt--0.1%
100,000		Ontario, Province of, Note, 4.50%, 2/03/2015	95,660
		Technology--0.2%
75,000		Cisco Systems, Inc., Sr. Note, 5.25%, 2/22/2011	75,045
100,000		Dell Computer Corp., Sr. Deb., 7.10%, 4/15/2028	108,150
100,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	98,849
		TOTAL	282,044
		Transportation - Airlines--0.1%
75,000		Southwest Airlines Co., 6.50%, 3/01/2012	77,870
50,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	54,324
		TOTAL	132,194
		Transportation - Railroads--0.2%
75,000		Burlington Northern Santa Fe Corp., Sr. Note, 4.875%, 1/15/2015	71,588
100,000		Norfolk Southern Corp., Sr. Note, 6.75%, 2/15/2011	104,746
100,000		Union Pacific Corp., 4.875%, 1/15/2015	95,513
		TOTAL	271,847
		Transportation - Services--0.1%
100,000		FedEx Corp., Note, 5.50%, 8/15/2009	100,486
		Utility - Electric--0.7%
100,000		Cleveland Electric Illum, Sr. Unsecd. Note, 5.95%, 12/15/2036	95,955
100,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 2006C, 5.50%, 9/15/2016	100,282
100,000		Exelon Generation Co. LLC, Sr. Note, 5.35%, 1/15/2014	98,167
100,000		FirstEnergy Corp., Note, Series B, 6.45%, 11/15/2011	104,176
100,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	108,535
75,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	77,202
100,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/01/2011	95,519
300,000		Wisconsin Power & Light Co., Note, 7.00%, 6/15/2007	301,582
		TOTAL	981,418
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Utility - Natural Gas Distributor--0.1%
$100,000		Atmos Energy Corp., Sr. Note, 4.00%, 10/15/2009	$96,448
		TOTAL CORPORATE BONDS (IDENTIFIED COST $13,191,085)	13,040,431
		GOVERNMENT AGENCIES--6.8%
4,000,000		Federal Home Loan Bank System, 5.375% 8/19/2011	4,048,648
1,000,000		Federal Home Loan Mortgage Corp., 4.125%, 7/12/2010	970,660
1,000,000		Federal Home Loan Mortgage Corp., 5.25%, 7/18/2011	1,007,235
1,000,000		Federal Home Loan Mortgage Corp., 5.50%, 7/18/2016	1,027,315
2,000,000		Federal National Mortgage Association, 5.25%, 1/15/2009	2,005,974
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $9,088,751)	9,059,832
		MORTGAGE BACKED SECURITIES--0.1%
28,977		Federal National Mortgage Association Pool 408761, 7.00%, 12/1/2012	29,662
12,635		Federal National Mortgage Association Pool 512255, 7.50%, 9/1/2014	13,130
42,172		Federal National Mortgage Association Pool 609554, 7.50%, 10/1/2016	43,197
		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $86,490)	85,989
		U.S. TREASURY--4.6%
1,197,372		U.S. Treasury Inflation Protected Note, 2.500%, 7/15/2016	1,209,912
1,250,000		United States Treasury Bond, 4.500%, 2/15/2036	1,170,233
4,000,000	[4]	United States Treasury Note, 3.875%, 2/15/2013	3,809,615
		TOTAL U.S. TREASURY (IDENTIFIED COST $6,287,764)	6,189,760
		EXCHANGE TRADED FUND--8.0%
142,450		iShares MSCI EAFE Index Fund (IDENTIFIED COST $8,320,096)	10,575,488
		MUTUAL FUNDS--8.1%
42,893		Emerging Markets Fixed-Income Core Fund	899,113
807,927		Federated Mortgage Core Portfolio	7,958,084
270,466		High Yield Bond Portfolio	1,866,216
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $10,781,851)	10,723,413
Principal Amount			Value
		REPURCHASE AGREEMENT--3.0%
$3,949,000		Interest in $250,000,000 joint repurchase agreement 5.23%, dated 1/31/2007, Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2016 for $250,036,319 on 2/1/2007. The market value of the underlying securities at the end of the period was $255,000,001. (AT COST)	$3,949,000
		TOTAL INVESTMENTS--100.4% (IDENTIFIED COST $122,283,614) [5]	133,450,414
		OTHER ASSETS AND LIABILITIES - NET--(0.4)%	(573,252)
		TOTAL NET ASSETS--100%	$132,877,162
1 Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $955,987, which represented 0.7% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $955,987, which represented 0.7% of total net assets.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 Also represents cost for federal tax purposes.

At January 31, 2007, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[1] United States Treasury Notes 10 Year Futures	13	$1,387,750	March 2007	$3,195

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

The following acronyms are used throughout this portfolio:

REITs	--Real Estate Investment Trust
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Total investments in securities, at value including $10,723,413 of investments in affiliated issuers (Note 5) (identified cost $122,283,614)		$133,450,414
Cash		55,099
Income receivable		490,275
Receivable for investments sold		1,951,046
Receivable for shares sold		490,141
Receivable for daily variation margin		5,078
TOTAL ASSETS		136,442,053
Liabilities:
Payable for investments purchased	$3,227,423
Payable for shares redeemed	189,772
Payable for administrative personnel and services fee (Note 5)	58,585
Payable for Directors'/Trustees' fees	3,351
Payable for distribution services fee (Note 5)	6,465
Payable for shareholder services fee (Note 5)	17,189
Accrued expenses	62,106
TOTAL LIABILITIES		3,564,891
Net assets for 9,787,014 shares outstanding		$132,877,162
Net Assets Consist of:
Paid-in capital		$119,990,246
Net unrealized appreciation of investments and futures contracts		11,169,995
Accumulated net realized gain on investments		1,361,224
Undistributed net investment income		355,697
TOTAL NET ASSETS		$132,877,162

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds per Share
Institutional Shares:
Net asset value per share ($81,798,718 ÷ 6,016,580 shares outstanding), no par value, unlimited shares authorized	$13.60
Offering price per share	$13.60
Redemption proceeds per share	$13.60
Class A Shares:
Net asset value per share ($39,521,221 ÷ 2,912,633 shares outstanding), no par value, unlimited shares authorized	$13.57
Offering price per share (100/94.50 of $13.57) [1]	$14.36
Redemption proceeds per share	$13.57
Class C Shares:
Net asset value per share ($11,557,128 ÷ 857,794 shares outstanding), no par value, unlimited shares authorized	$13.47
Offering price per share (100/99.00 of $13.47) [1]	$13.61
Redemption proceeds per share (99.00/100 of $13.47) [1]	$13.34
Class K Shares:
Net asset value per share ($95.24 ÷ 7.003 shares outstanding), no par value, unlimited shares authorized	$13.60
Offering price per share	$13.60
Redemption proceeds per share	$13.60

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Dividends (including $65,676 received from affiliated issuers (Note 5) and net foreign taxes withheld of $426)			$867,491
Interest			956,499
Investment income allocated from affiliated partnership (Note 5)			7,971
TOTAL INCOME			1,831,961
Expenses:
Investment adviser fee (Note 5)		$417,680
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		19,922
Transfer and dividend disbursing agent fees and expenses		112,388
Directors'/Trustees' fees		1,614
Auditing fees		10,082
Legal fees		4,537
Portfolio accounting fees		42,415
Distribution services fee--Class A Shares (Note 5)		18,948
Distribution services fee--Class C Shares (Note 5)		34,989
Shareholder services fee--Class A Shares (Note 5)		13,539
Shareholder services fee--Class C Shares (Note 5)		3,650
Share registration costs		30,724
Printing and postage		18,702
Insurance premiums		4,607
Miscellaneous		2,439
Expenses Before Allocation		852,182
Expenses allocated from partnership		78
TOTAL EXPENSES		852,260
Waivers:
Waiver of investment adviser fee (Note 5)	$(76,553)
Waiver of administrative personnel and services fee (Note 5)	(57,249)
Waiver of transfer and dividend disbursing agent fees and expenses	(8,286)
TOTAL WAIVERS		(142,088)
Net expenses			710,172
Net investment income			1,121,789
Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments			1,869,675
Net realized gain allocated from partnership			3,965
Net change in unrealized appreciation of investments and futures contracts			6,469,699
Net realized and unrealized gain on investments and futures contracts			8,343,339
Change in net assets resulting from operations			$9,465,128

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,121,789	$1,362,405
Net realized gain on investments including allocation from partnership	1,873,640	6,686,253
Net change in unrealized appreciation/depreciation of investments and futures contracts	6,469,699	(3,917,876)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,465,128	4,130,782
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(966,746)	(964,275)
Class A Shares	(418,653)	(12)
Class C Shares	(75,923)	(11)
Class K Shares	(1)	--
Distributions from net realized gain on investments
Institutional Shares	(3,727,211)	(4,964,729)
Class A Shares	(1,712,874)	(68)
Class C Shares	(451,805)	(68)
Class K Shares	(4)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,353,217)	(5,929,163)
Share Transactions:
Proceeds from sale of shares	52,826,521	13,083,928
Net asset value of shares issued to shareholders in payment of distributions declared	7,010,752	5,924,802
Cost of shares redeemed	(8,691,487)	(6,910,472)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	51,145,786	12,098,258
Change in net assets	53,257,697	10,299,877
Net Assets:
Beginning of period	79,619,465	69,319,588
End of period (including undistributed net investment income of $355,697 and $695,231, respectively)	$132,877,162	$79,619,465

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The primary investment objective of the Fund is long term growth through capital appreciation and current income.

MDT Balanced Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced offering Class A Shares and Class C Shares on September 15, 2005.

The Fund commenced offering Class K Shares on December 12, 2006.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed-Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the portfolio. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended January 31, 2007, the Fund had no net realized gains on futures contracts.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	448,775	$6,257,979	533,396	$7,149,815
Shares issued to shareholders in payment of distributions declared	346,321	4,668,405	457,148	5,924,643
Shares redeemed	(352,299)	(4,787,322)	(513,140)	(6,866,506)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	442,797	$6,139,062	477,404	$6,207,952

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,859,856	$38,775,142	149,529	$1,973,594
Shares issued to shareholders in payment of distributions declared	144,781	1,948,745	6	80
Shares redeemed	(240,496)	(3,264,822)	(1,043)	(13,564)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,764,141	$37,459,065	148,492	$1,960,110

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	577,837	$7,793,300	300,157	$3,960,519
Shares issued to shareholders in payment of distributions declared	29,439	393,602	6	79
Shares redeemed	(47,299)	(639,343)	(2,346)	(30,402)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	559,977	$7,547,559	297,817	$3,930,196

	Period Ended 1/31/2007 [2]		Year Ended 7/31/2006
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	7	$100	--	--
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	7	$100	--	$--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,766,922	$51,145,786	923,713	$12,098,258

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

2 Reflects operations for the period from December 12, 2006 (date of initial public investment) to January 31, 2007.

4. FEDERAL TAX INFORMATION

At January 31, 2007, the cost of investments for federal tax purposes was $122,283,614. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $11,166,800. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,019,649 and net unrealized depreciation from investments for those securities having an excess of cost over value of $852,849.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. Under the investment advisory contract, the Adviser is contractually obligated to waive, to the extent of its adviser fee, the amount, if any, by which the Fund's annual operating expenses exceed the following levels for each Class of the Fund:

Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.25%
Class A Shares	1.50%
Class C Shares	2.25%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser waived $76,553 of its fee.

For a period of three years after the fiscal year in which the Adviser waived or reimbursed Fund expenses, the Adviser may seek reimbursement from the Fund to the extent that the Fund's total annual operating expenses are less than the expense limitation. Due to the reorganization of the Fund, any expenses waived or reimbursed by the Adviser after December 8, 2006 may not be recovered by the Adviser.

Expenses waived/reimbursed by the Fund of $102,760 are subject to potential recovery by the expiration date of July 31, 2009.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (the "Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive the portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under its previous administrative services contract. In addition, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 0.105% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class K Shares	0.50%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC:

Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2007, FSC retained $26,736 of fees paid by the Fund.

Sales Charges

For the six months ended January 31, 2007, FSC, the principal distributor, retained $8,675 in sales charges from the sale of Class A Shares. FSC also retained $44 of contingent deferred sales charges relating to redemptions of Class A Shares and $2,870 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive a portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. For the six months ended January 31, 2007, the Adviser was not required to reimburse any investment adviser fees. Transactions with affiliated companies during the period January 31, 2007 are as follows:

Affiliates	Balance of Shares Held 7/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2007	Value at 1/31/2007	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed-Income Core Fund	--	42,893	--	42,893	$ 899,113	$ 7,971
Federated Mortgage Core Portfolio	--	807,927	--	807,927	$ 7,958,084	$52,752
High Yield Bond Portfolio	--	270,466	--	270,466	$ 1,866,216	$12,924
TOTAL OF AFFILIATED TRANSACTIONS	--			1,121,286	$10,723,413	$73,647

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2007, were as follows:

Purchases	$117,419,874
Sales	$76,601,596

7. LINE OF CREDIT

The Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MDT BALANCED FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May and June 2006. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with establishment of the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of MDTA LLC (the "Acquisition"), the investment adviser to the MDT Balanced Fund (the "Predecessor Fund"). As part of that transaction, Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free reorganization (the "Proposed Reorganization"), which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a fund with substantially similar investment objectives and policies and the same portfolio manager(s) as the Predecessor Fund, but with sales, distribution and other shareholder services offered by the funds managed and distributed by affiliates of Federated.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated and directed the preparation of reports regarding the performance of, and fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

Because the Fund will employ the same portfolio managers and investment techniques, the Board reviewed the Predecessor Fund's performance compared to its peer group as an indicator of how the Adviser will execute the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant approval of the advisory contract. The Board noted that the performance of the Predecessor Fund and/or accounts managed by MDTA LLC with substantially similar investment objectives and policies was above the median of its relevant peer group for the one- and three-year periods reviewed.

The Senior Officer noted that the Fund's quantitative focus made it difficult to compare its fees and expenses to other peers, which varied widely in their complexity. He observed that the management of the Fund is among the more complex, relative to its peers and, consequently, that the advisory fee and projected net total expenses are at the high end compared to such peers. The Board reviewed the proposed fees and other expenses of the Fund with the Adviser and was satisfied that the proposed overall expense structure of the Fund appeared competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund. No changes were recommended to, and no objection was raised to the proposed advisory contract, and the Senior Officer noted that Federated proposed to provide appropriate administrative services to the Fund for the anticipated fees. The Board concluded that the nature, quality and scope of services to be provided to the Fund by the Adviser and its affiliates was satisfactory.

The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate. It was noted in this regard that the Adviser has agreed to limit the expenses of each class of the Fund at specified amounts for a two year period commencing on the date the Proposed Reorganization is consummated.

Federated furnished reports, requested by the Senior Officer, that made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R841
Cusip 31421R833
Cusip 31421R692

36354 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Balanced Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	1/31/2007	[1]
Net Asset Value, Beginning of Period	$13.23
Income From Investment Operations:
Net investment income	0.15	[4]
Net realized and unrealized gain on investments	1.04
TOTAL FROM INVESTMENT OPERATIONS	1.19
Less Distributions:
Distributions from net investment income	(0.17)
Distributions from net realized gain on investments	(0.65)
TOTAL DISTRIBUTIONS	(0.82)
Net Asset Value, End of Period	$13.60
Total Return [6]	9.09%

Ratios to Average Net Assets:
Net expenses	1.15	% [7]
Net investment income	2.12	% [7]
Expense waiver/reimbursement [8]	0.27	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$81,799
Portfolio turnover	89%

1 MDT Balanced Fund (the "Predecessor Fund") was reorganized into Federated MDT Balanced Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 The year ended July 31, 2006 and the period ended July 31, 2003 were audited by Ernst & Young LLP. The years ended July 31, 2004 and 2005 were audited by another independent registered public accounting firm.

3 Reflects operations for the period from October 1, 2002 (date of initial public investment) to July 31, 2003.

4 Per share numbers have been calculated using the average shares method.

5 Represents less than $0.01.

6 Based on net asset value, which does not reflect sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

7 Computed on an annualized basis.

8 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended July 31,			Period Ended
2006 [2]	2005	2004	7/31/2003	[2,3]
$13.60	$12.82	$11.36	$10.00

0.24 [4]	0.20	0.13	0.13
0.50	1.87	1.61	1.28
0.74	2.07	1.74	1.41

(0.18)	(0.15)	(0.15)	(0.05)
(0.93)	(1.14)	(0.13)	(0.00	) [5]
(1.11)	(1.29)	(0.28)	(0.05)
$13.23	$13.60	$12.82	$11.36
5.62%	16.81%	15.37%	14.18%

1.25%	1.19%	1.17%	1.47	% [7]
1.82%	1.54%	1.03%	1.50	% [7]
0.14%	--	--	--

$73,747	$69,320	$53,815	$41,474
139%	127%	78%	124%

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,090.90	$6.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.41	$5.85

1 Expenses are equal to the Fund's annualized net expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At January 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Domestic Equity	56.6%
U.S. Treasury and Agency Securities [2]	11.4%
Corporate Debt Securities	10.1%
Foreign Stock ETF	8.0%
Mortgage-Backed Securities	5.9%
International Equity	1.9%
Foreign Debt Securities	1.6%
Collateralized Mortgage Obligations	1.5%
Asset-Backed Securities	1.0%
Cash Equivalents [3]	3.5%
Other Assets and Liabilities--Net [4]	(1.5)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

2 Also includes $3,809,615 million held in U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities.

At January 31, 2007, the Fund's industry composition 5 for its equity securities was as follows:

Industry	Percentage of Equity Securities
Insurance	16.3%
Real Estate Investment Trusts	11.4%
Oil, Gas & Consumable Fuels	10.9%
Capital Markets	7.4%
Commercial Banks	6.6%
Household Products	5.0%
Media	4.8%
Energy Equipment & Services	4.5%
Health Care Equipment & Supplies	2.2%
Computers & Peripherals	2.1%
Biotechnology	2.0%
Health Care Providers & Services	2.0%
Diversified Financial Services	1.6%
Industrial Conglomerates	1.6%
Specialty Retail	1.6%
Chemicals	1.5%
Pharmaceuticals	1.5%
Road & Rail	1.5%
Household Durables	1.2%
Thrifts & Mortgage Finance	1.2%
IT Services	1.1%
Other [6]	12.0%
TOTAL	100.0%

5 Industry classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

6 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

Portfolio of Investments

January 31, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--58.5%
		Aerospace & Defense--0.3%
800		Lockheed Martin Corp.	$77,752
6,400		Raytheon Co.	332,160
800		United Technologies Corp.	54,416
		TOTAL	464,328
		Biotechnology--1.2%
1,500	[1]	Cephalon, Inc.	108,615
14,700	[1]	Genentech, Inc.	1,284,339
4,300	[1]	Medimmune, Inc.	149,038
		TOTAL	1,541,992
		Building Products--0.1%
3,200		American Standard Cos.	158,048
		Capital Markets--4.4%
600	[1]	Affiliated Managers Group	66,840
4,700		Bear Stearns Cos., Inc.	774,795
900		Lehman Brothers Holdings, Inc.	74,016
17,900		Merrill Lynch & Co., Inc.	1,674,724
38,500		Morgan Stanley	3,187,415
		TOTAL	5,777,790
		Chemicals--0.9%
500		Ashland, Inc.	34,775
26,300		Dow Chemical Co.	1,092,502
2,100	[1]	Nalco Holding Co.	48,279
		TOTAL	1,175,556
		Commercial Banks--3.8%
300		City National Corp.	21,579
7,400		Comerica, Inc.	438,820
3,100		Fifth Third Bancorp	123,690
700		Huntington Bancshares, Inc.	16,296
62,500		J.P. Morgan Chase & Co.	3,183,125
11,157		KeyCorp	425,863
12,000		National City Corp.	454,200
Shares			Value
		COMMON STOCKS--continued
		Commercial Banks--continued
3,600		SunTrust Banks, Inc.	$299,160
2,300		UnionBanCal Corp.	148,626
		TOTAL	5,111,359
		Commercial Services & Supplies--0.5%
500		Brinks Co. (The)	31,075
900		Dun & Bradstreet Corp.	76,500
1,000		Equifax, Inc.	41,530
1,700		Miller Herman, Inc.	63,920
2,900		Pitney Bowes, Inc.	138,823
5,100		Robert Half International, Inc.	207,570
1,400	[1]	TeleTech Holdings, Inc.	37,730
500	[1]	United Stationers, Inc.	25,480
		TOTAL	622,628
		Communications Equipment--0.1%
1,700	[1]	Comverse Technology, Inc.	32,895
800	[1]	F5 Networks, Inc.	57,152
		TOTAL	90,047
		Computers & Peripherals--1.2%
15,200	[1]	Apple, Inc.	1,303,096
9,400	[1]	Network Appliance, Inc.	353,440
		TOTAL	1,656,536
		Construction Materials--0.2%
600		Texas Industries, Inc.	44,052
1,800		Vulcan Materials Co.	183,312
		TOTAL	227,364
		Consumer Finance--0.2%
5,000	[1]	Americredit Corp.	135,700
2,200	[1]	First Marblehead Corp.	119,680
		TOTAL	255,380
		Containers & Packaging--0.1%
1,300	[1]	Crown Holdings, Inc.	28,691
800		Sealed Air Corp.	52,720
1,600		Temple-Inland, Inc.	79,904
		TOTAL	161,315
Shares			Value
		COMMON STOCKS--continued
		Diversified Consumer Services--0.1%
800	[1]	ITT Educational Services, Inc.	$62,080
1,600	[1]	Weight Watchers International, Inc.	86,448
		TOTAL	148,528
		Diversified Financial Services--0.9%
13,300		CIT Group, Inc.	784,168
300		Chicago Mercantile Exchange Holdings, Inc.	168,990
4,200		Moody's Corp.	300,552
		TOTAL	1,253,710
		Diversified Telecommunication Services--0.3%
7,000		Embarq Corp.	388,570
		Electric Utilities--0.4%
4,400	[1]	Allegheny Energy, Inc.	204,688
2,900		Edison International	130,442
1,300		FirstEnergy Corp.	77,129
1,300		Portland General Electric Co	33,982
4,700	[1]	Reliant Resources, Inc.	69,936
		TOTAL	516,177
		Electrical Equipment--0.5%
13,800		Honeywell International, Inc.	630,522
500		Roper Industries, Inc.	25,960
		TOTAL	656,482
		Electronic Equipment & Instruments--0.4%
2,900		Amphenol Corp., Class A	196,388
5,400	[1]	Avnet, Inc.	167,670
1,200		Daktronics, Inc.	41,484
4,500	[1]	Ingram Micro, Inc., Class A	87,795
2,000		National Instruments Corp.	57,620
100	[1]	Tech Data Corp.	3,714
		TOTAL	554,671
		Energy Equipment & Services--2.6%
3,300	[1]	Cameron International Corp.	173,250
300	[1]	FMC Technologies, Inc.	18,579
1,500		GlobalSantaFe Corp.	87,015
1,900	[1]	Oceaneering International, Inc.	74,993
4,200		Patterson-UTI Energy, Inc.	101,430
500	[1]	SEACOR Holdings, Inc.	50,615
Shares			Value
		COMMON STOCKS--continued
		Energy Equipment & Services--continued
39,900		Schlumberger Ltd.	$2,533,251
6,000	[1]	Transocean Sedco Forex, Inc.	464,220
		TOTAL	3,503,353
		Food & Staples Retailing--0.2%
4,100		Costco Wholesale Corp.	230,338
1,800		Kroger Co.	46,080
1,100		Longs Drug Stores Corp.	47,300
		TOTAL	323,718
		Food Products--0.3%
5,700		Kellogg Co.	280,839
3,500		Kraft Foods, Inc., Class A	122,220
		TOTAL	403,059
		Gas Utilities--0.1%
1,700		Energen Corp.	78,676
		Health Care Equipment & Supplies--1.3%
1,600		Dentsply International, Inc.	49,344
1,700	[1]	Immucor, Inc.	53,618
25,500		Medtronic, Inc.	1,362,975
600		Mentor Corp.	30,594
5,300	[1]	St. Jude Medical, Inc.	226,628
		TOTAL	1,723,159
		Health Care Providers & Services--1.2%
8,800		Cardinal Health, Inc.	628,496
1,300	[1]	DaVita, Inc.	70,980
900	[1]	Lincare Holdings, Inc.	35,415
3,500	[1]	Medco Health Solutions, Inc.	207,235
1,600	[1]	Psychiatric Solutions, Inc.	62,304
6,800	[1]	Wellpoint, Inc.	532,984
		TOTAL	1,537,414
		Health Care Technology--0.1%
2,900		IMS Health, Inc.	83,694
		Hotels, Restaurants & Leisure--0.3%
700	[1]	LifeTime Fitness, Inc.	37,940
400	[1]	Wynn Resorts Ltd.	44,696
5,200		Yum! Brands, Inc.	312,052
		TOTAL	394,688
Shares			Value
		COMMON STOCKS--continued
		Household Durables--0.7%
2,500		Beazer Homes USA, Inc.	$108,775
2,400		Centex Corp.	128,856
3,100		KB Home	168,082
800		M.D.C. Holdings, Inc.	46,616
400	[1]	Meritage Corp.	17,780
8,800		Pulte Homes, Inc.	302,192
1,500		Ryland Group, Inc.	84,270
1,800		Standard Pacific Corp.	49,392
		TOTAL	905,963
		Household Products--2.9%
8,500		Kimberly-Clark Corp.	589,900
50,400		Procter & Gamble Co.	3,269,448
		TOTAL	3,859,348
		IT Services--0.6%
800	[1]	Alliance Data Systems Corp.	54,344
3,700		Automatic Data Processing, Inc.	176,564
1,300	[1]	Ceridian Corp. - New	38,961
1,000	[1]	Checkfree Corp.	41,430
3,500	[1]	Cognizant Technology Solutions Corp.	298,515
2,300	[1]	Computer Sciences Corp.	120,658
2,300	[1]	Fiserv, Inc.	120,911
		TOTAL	851,383
		Independent Power Producers & Energy Traders--0.0%
1,100	[1]	AES Corp.	22,869
		Industrial Conglomerates--0.9%
14,000		3M Co.	1,040,200
3,600	[1]	McDermott International, Inc.	185,904
500		Teleflex, Inc.	33,390
		TOTAL	1,259,494
		Insurance--9.5%
25,950		Allstate Corp.	1,561,152
5,000		Ambac Financial Group, Inc.	440,500
4,050		American Financial Group Inc., Ohio	143,046
47,800		American International Group, Inc.	3,271,910
4,700		Assurant, Inc.	261,226
Shares			Value
		COMMON STOCKS--continued
		Insurance--continued
6,600		Berkley, W. R. Corp.	$218,394
2,700	[1]	CNA Financial Corp.	109,755
14,600		Chubb Corp.	759,784
2,300		Commerce Group, Inc.	69,414
2,100		HCC Insurance Holdings, Inc.	65,583
1,600		Hanover Insurance Group, Inc.	76,880
3,800		Hartford Financial Services Group, Inc.	360,658
11,300		Loews Corp.	491,098
5,200		MBIA, Inc.	373,516
30,600		MetLife, Inc.	1,900,872
1,900		Nationwide Financial Services, Inc., Class A	103,835
1,400		Odyssey Re Holdings Corp.	55,230
1,600		Ohio Casualty Corp.	47,264
22,900		Progressive Corp. Ohio	531,051
2,000		Reinsurance Group of America	116,300
4,200		Safeco Corp.	268,842
400		Safety Insurance Group, Inc.	19,536
1,000		StanCorp Financial Group, Inc.	47,850
26,200		The St. Paul Travelers Cos., Inc.	1,332,270
		TOTAL	12,625,966
		Internet & Catalog Retail--0.2%
2,500	[1]	Expedia, Inc.	53,625
3,500	[1]	IAC Interactive Corp.	134,400
1,100	[1]	Nutri/System, Inc.	48,455
		TOTAL	236,480
		Internet Software & Services--0.2%
3,000	[1]	ValueClick, Inc.	76,560
5,400	[1]	eBay, Inc.	174,906
		TOTAL	251,466
		Leisure Equipment & Products--0.0%
1,200		Brunswick Corp.	40,932
		Life Sciences Tools & Services--0.1%
1,700	[1]	Waters Corp.	96,373
Shares			Value
		COMMON STOCKS--continued
		Machinery--0.4%
1,200		Briggs & Stratton Corp.	$35,568
3,100		Danaher Corp.	229,586
2,900		Deere & Co.	290,812
		TOTAL	555,966
		Media--2.8%
40,900	[1]	Comcast Corp., Class A	1,812,688
5,400	[1]	Discovery Holding Co. Series A	89,478
1,300	[1]	Lamar Advertising Co.	86,164
5,900		McGraw-Hill Cos., Inc.	395,772
2,900		Omnicom Group, Inc.	305,080
39,900		Time Warner, Inc.	872,613
4,800	[1]	Viacom, Inc., Class B - New	195,216
		TOTAL	3,757,011
		Metals & Mining--0.2%
4,500		Commercial Metals Corp.	121,995
900		Metal Management, Inc.	36,936
900		Quanex Corp.	35,271
2,100		Worthington Industries, Inc.	40,278
		TOTAL	234,480
		Multi-Utilities--0.2%
5,200		P G & E Corp.	242,736
700		SCANA Corp.	28,504
		TOTAL	271,240
		Multiline Retail--0.5%
3,900	[1]	Sears Holdings Corp.	688,935
		Oil, Gas & Consumable Fuels--6.4%
27,700		Anadarko Petroleum Corp.	1,211,875
43,100		Chevron Corp.	3,141,128
15,200		Devon Energy Corp.	1,065,368
1,300	[1]	General Maritime Corp.	47,437
15,500		Marathon Oil Corp.	1,400,270
2,100		OMI Corp.	46,326
3,900		Pioneer Natural Resources, Inc.	159,900
2,200		Pogo Producing Co.	109,010
3,200		Tesoro Petroleum Corp.	263,648
18,900		Valero Energy Corp.	1,025,892
		TOTAL	8,470,854
Shares			Value
		COMMON STOCKS--continued
		Paper & Forest Products--0.1%
3,400		MeadWestvaco Corp.	$102,476
		Personal Products--0.1%
2,200		Avon Products, Inc.	75,658
		Pharmaceuticals--0.8%
10,600		Johnson & Johnson	708,080
16,400		Schering Plough Corp.	410,000
		TOTAL	1,118,080
		Real Estate Investment Trusts--6.7%
6,000		AMB Property Corp.	365,100
4,200		Alexandria Real Estate Equities, Inc.	455,112
9,650		Archstone-Smith Trust	609,977
4,100		Avalonbay Communities, Inc.	608,276
6,350		Boston Properties, Inc.	800,671
4,450		Developers Diversified Realty	298,684
9,900		Equity Residential Properties Trust	557,172
2,800		Federal Realty Investment Trust	261,576
5,000		General Growth Properties, Inc.	307,600
9,900		Health Care Property Investors, Inc.	408,375
15,000		Host Hotels & Resorts, Inc.	397,050
6,100		Kimco Realty Corp.	302,560
7,700		Prologis Trust	500,500
4,500		Public Storage, Inc.	489,420
5,300		SL Green Realty Corp.	776,874
7,000		Simon Property Group, Inc.	800,730
6,200		Taubman Centers, Inc.	361,274
4,850		Vornado Realty Trust	593,398
		TOTAL	8,894,349
		Road & Rail--0.9%
2,000		Burlington Northern Santa Fe	160,720
1,800		Con-way, Inc.	89,532
15,700		Norfolk Southern Corp.	779,505
2,200		Ryder Systems, Inc.	119,988
1,800		Werner Enterprises, Inc.	34,218
		TOTAL	1,183,963
Shares			Value
		COMMON STOCKS--continued
		Semiconductors & Semiconductor Equipment--0.1%
2,300	[1]	MEMC Electronic Materials	$120,520
		Software--0.4%
22,400	[1]	Oracle Corp.	384,384
700		Quality Systems, Inc.	29,701
1,800	[1]	THQ, Inc.	54,540
		TOTAL	468,625
		Specialty Retail--0.9%
700	[1]	AutoZone, Inc.	87,941
3,100	[1]	CarMax, Inc.	178,033
600	[1]	Children's Place Retail Stores, Inc.	32,526
1,100	[1]	Dick's Sporting Goods, Inc.	56,639
1,400	[1]	Guess ?, Inc.	100,954
800	[1]	Gymboree Corp.	34,632
17,600		Home Depot, Inc.	717,024
800	[1]	J Crew Group Inc.	29,064
100	[1]	Zale Corp.	2,752
		TOTAL	1,239,565
		Textiles, Apparel & Luxury Goods--0.5%
13,800	[1]	Coach, Inc.	632,868
1,200	[1]	Crocs, Inc.	60,408
		TOTAL	693,276
		Thrifts & Mortgage Finance--0.7%
1,200		Downey Financial Corp.	85,848
2,000		Federal Home Loan Mortgage Corp.	129,860
1,000	[1]	FirstFed Financial Corp.	68,950
3,800		MGIC Investment Corp.	234,536
3,600		PMI Group, Inc.	172,152
3,700		Radian Group, Inc.	222,814
		TOTAL	914,160
		Wireless Telecommunication Services--0.0%
400	[1]	U.S. Cellular Corp.	28,840
		TOTAL COMMON STOCKS (IDENTIFIED COST $68,470,848)	77,776,514
Principal Amount			Value
		ASSET-BACKED SECURITIES--1.0%
$58,994		CS First Boston Mortgage Securities Corp. 2002-HE4 AF, 5.51%, 8/25/2032	$58,460
648,723		Community Program Loan Trust 1987-A A4, 4.5%, 10/01/2018	638,909
452,714		MMCA Automobile Trust 2002-2 C, 5.55%, 3/15/2010	451,692
140,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.319%, 12/15/2043	137,539
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,297,142)	1,286,600
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.5%
469,749		Bear Stearns Asset Backed Securities, Inc. 2005-AC6, Class 21PO, 0.00%, 9/25/2020	314,914
5,692		Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 6.65%, 3/25/2031	5,592
16,838		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.00%, 7/15/2022	16,784
33,518		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.00%, 9/15/2022	33,419
39,298		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	40,806
75,000		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.00%, 9/15/2032	75,595
67,057		Federal Home Loan Mortgage Corp. REMIC 2676 JA, 4.00%, 8/15/2013	66,830
82,752		Federal National Mortgage Association REMIC 1993-113 SB, 9.75%, 7/25/2023	91,131
16,017		Federal National Mortgage Association REMIC 2001-37 GA, 8.00%, 7/25/2016	16,653
20,980		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	19,423
20,173		Government National Mortgage Association REMIC 1999-29 PB, 7.25%, 7/16/2028	20,434
61,195		Government National Mortgage Association REMIC 2002-17 B, 6.00%, 3/20/2032	61,806
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $810,587)	763,387
		CORPORATE BONDS--9.8%
		Basic Industry - Chemicals--0.0%
75,000		Albemarle Corp., Sr. Note, 5.10%, 2/01/2015	70,787
		Basic Industry - Metals & Mining--0.3%
35,000		Alcoa, Inc., Note, 5.55%, 2/01/2017	34,865
100,000		BHP Finance (USA), Inc., Company Guarantee, 5.25%, 12/15/2015	98,176
150,000		Vale Overseas Limited, 6.875%, 11/21/2036	152,438
150,000	[2,3]	Xstrata Finance Canada L, Unsecd. Note, 5.50%, 11/16/2011	148,831
		TOTAL	434,310
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Aerospace & Defense--0.2%
$125,000		Boeing Co., Note, 5.125%, 2/15/2013	$123,821
200,000		Raytheon Co., Unsecd. Note, 5.375%, 4/01/2013	199,311
		TOTAL	323,132
		Capital Goods - Diversified Manufacturing--0.1%
100,000		Emerson Electric Co., Unsecd. Note, 5.75%, 11/01/2011	101,619
		Capital Goods - Environmental--0.1%
100,000		Waste Management, Inc., 7.375%, 8/01/2010	105,994
		Communications - Media & Cable--0.1%
100,000		Comcast Corp., Sr. Note, 7.125%, 6/15/2013	108,102
75,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	73,425
		TOTAL	181,527
		Communications - Media Noncable--0.2%
100,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	106,113
75,000		News America Holdings, Company Guarantee, 8.00%, 10/17/2016	86,120
75,000		News America Holdings, Sr. Deb., 9.25%, 2/1/2013	87,556
		TOTAL	279,789
		Communications - Telecom Wireless--0.3%
150,000		AT&T Wireless Services, Sr. Note, 8.75%, 3/01/2031	195,113
100,000		Cingular Wireless LLC, Sr. Note, 6.50%, 12/15/2011	104,657
100,000		Sprint Capital Corp., Note, 8.375%, 3/15/2012	110,853
		TOTAL	410,623
		Communications - Telecom Wirelines--0.4%
400,000		GTE North, Inc., Deb., Series D, 6.90%, 11/01/2008	409,847
75,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	81,052
100,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	98,050
		TOTAL	588,949
		Consumer Cyclical - Automotive--0.3%
75,000		DaimlerChrysler North America, Sr. Note, 4.875%, 6/15/2010	73,208
50,000		DaimlerChrysler North America Holding Corp., Sr. Note, 6.50%, 11/15/2013	51,329
300,000		General Motors Acceptance, Note, 6.125%, 2/01/2007	300,000
		TOTAL	424,537
		Consumer Cyclical - Entertainment--0.1%
75,000		Disney Co., Note, 5.70%, 7/15/2011	76,131
100,000		Time Warner, Inc., 5.50%, 11/15/2011	99,804
		TOTAL	175,935
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Lodging--0.1%
$100,000	[2,3]	Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/01/2016	$98,533
		Consumer Cyclical - Retailers--0.2%
125,000		Home Depot, Inc., 5.40%, 3/01/2016	120,917
100,000		Target Corp., 5.875%, 3/01/2012	102,518
		TOTAL	223,435
		Consumer Non-Cyclical Food/Beverage--0.2%
100,000		Bottling Group, LLC, Note, 5.50%, 4/01/2016	99,850
40,000		General Mills, Inc., Note, 5.70%, 2/15/2017	39,966
75,000		Kraft Foods, Inc., Note, 5.25%, 10/01/2013	73,913
50,000		Kraft Foods, Inc., Note, 6.25%, 6/01/2012	51,746
		TOTAL	265,475
		Consumer Non-Cyclical Health Care--0.1%
100,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	97,138
		Consumer Non-Cyclical Pharmaceuticals--0.4%
75,000		Abbott Laboratories, Note, 5.375%, 5/15/2009	75,300
100,000		Genentech, Inc., Sr. Note, 4.75%, 7/15/2015	95,371
125,000		Lilly (Eli) & Co., Unsecd. Note, 6.57%, 1/1/2016	134,551
100,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/01/2018	108,202
100,000		Wyeth, Unsecd. Note, 5.50%, 2/01/2014	100,060
		TOTAL	513,484
		Consumer Non-Cyclical Supermarkets--0.2%
250,000		Safeway Inc., Sr. Unsecd. Note, 4.80%, 7/16/2007	249,120
		Consumer Non-Cyclical Tobacco--0.0%
75,000		Altria Group, Inc., Note, 7.00%, 11/04/2013	81,642
		Energy - Independent--0.2%
55,000		Anadarko Petroleum Corp., Sr. Note, 5.95%, 9/15/2016	54,619
50,000		Canadian Natural Resources, 4.90%, 12/01/2014	47,106
150,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	166,995
		TOTAL	268,720
		Energy - Integrated--0.2%
75,000		Conoco Funding Co., 7.25%, 10/15/2031	87,594
75,000		ConocoPhillips Australia, 5.50%, 4/15/2013	75,374
100,000		Husky Oil Ltd., Sr. Deb., 7.55%, 11/15/2016	111,698
		TOTAL	274,666
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Refining--0.2%
$100,000		Valero Energy Corp., 6.875%, 4/15/2012	$105,703
50,000		Valero Energy Corp., 7.50%, 4/15/2032	56,955
75,000		Valero Energy Corp., Note, 4.75%, 4/01/2014	70,358
		TOTAL	233,016
		Financial Institution - Banking--1.8%
200,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	199,437
120,000		Capital One Capital IV, 6.745%, 2/17/2037	121,157
200,000		Citigroup, Inc., Note, 5.125%, 2/14/2011	199,021
100,000		Credit Suisse First Boston, Sr. Note, 5.50%, 8/16/2011	100,898
100,000		HSBC Finance Capital Trust, Note, 5.911%, 11/30/2035	100,851
200,000		HSBC Finance Corp., 4.75%, 4/15/2010	197,015
100,000		Household Finance Corp., Note, 7.00%, 5/15/2012	107,417
150,000		J.P. Morgan Chase & Co., 5.75%, 1/02/2013	152,735
100,000		Marshall & Ilsley Bank, Sr. Note, 4.40%, 3/15/2010	97,444
200,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	200,039
100,000		PNC Funding Corp., Sub. Note, 7.50%, 11/01/2009	105,310
100,000		Popular North America, 5.65%, 4/15/2009	100,078
250,000		US BANK NA, Sub. Note, 4.95%, 10/30/2014	242,308
250,000		Wachovia Bank N.A., 4.80%, 11/01/2014	238,601
100,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/01/2011	104,116
75,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	73,204
		TOTAL	2,339,631
		Financial Institution - Brokerage--0.7%
100,000		Amvescap PLC, Sr. Note, 4.50%, 12/15/2009	97,471
100,000		Bear Stearns & Cos., Inc., Unsecd. Note, 3.25%, 3/25/2009	96,046
150,000		Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	148,556
400,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series CORE, 5.908%, 1/31/2008	400,160
150,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	149,715
100,000		Morgan Stanley, Note, 4.00%, 1/15/2010	96,616
		TOTAL	988,564
		Financial Institution - Finance Noncaptive--1.1%
100,000		American Express Co., Global Sr. Note, 4.75%, 6/17/2009	99,049
100,000		American General Finance Corp., 4.00%, 3/15/2011	95,029
150,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	145,363
364,000		General Electric Capital, Note, 4.875%, 10/21/2010	360,192
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Finance Noncaptive--continued
$100,000		General Electric Capital, Note, 4.875%, 3/04/2015	$97,104
200,000	[2,3]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	201,248
100,000		International Lease Finance Corp., Note, 4.875%, 9/01/2010	98,644
75,000		SLM Corp., Note, 4.00%, 1/15/2010	72,147
300,000		SLM Corp., Note, Series A, 3.95%, 8/15/2008	293,321
		TOTAL	1,462,097
		Financial Institution - Insurance - Health--0.1%
75,000		Aetna US Healthcare, Sr. Note, 5.75%, 6/15/2011	75,960
		Financial Institution - Insurance - Life--0.1%
100,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	129,156
		Financial Institution - Insurance - P&C--0.5%
100,000		The St. Paul Travelers Co., Inc., Sr. Unsecd. Note, 5.50%, 12/01/2015	99,632
500,000	[2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	507,375
		TOTAL	607,007
		Financial Institution - REITs--0.1%
75,000		Health Care Property Investments Inc., 5.95%, 9/15/2011	75,488
		Foreign-Local-Govt--0.1%
100,000		Ontario, Province of, Note, 4.50%, 2/03/2015	95,660
		Technology--0.2%
75,000		Cisco Systems, Inc., Sr. Note, 5.25%, 2/22/2011	75,045
100,000		Dell Computer Corp., Sr. Deb., 7.10%, 4/15/2028	108,150
100,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	98,849
		TOTAL	282,044
		Transportation - Airlines--0.1%
75,000		Southwest Airlines Co., 6.50%, 3/01/2012	77,870
50,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	54,324
		TOTAL	132,194
		Transportation - Railroads--0.2%
75,000		Burlington Northern Santa Fe Corp., Sr. Note, 4.875%, 1/15/2015	71,588
100,000		Norfolk Southern Corp., Sr. Note, 6.75%, 2/15/2011	104,746
100,000		Union Pacific Corp., 4.875%, 1/15/2015	95,513
		TOTAL	271,847
		Transportation - Services--0.1%
100,000		FedEx Corp., Note, 5.50%, 8/15/2009	100,486
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Utility - Electric--0.7%
$100,000		Cleveland Electric Illum, Sr. Unsecd. Note, 5.95%, 12/15/2036	$95,955
100,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 2006C, 5.50%, 9/15/2016	100,282
100,000		Exelon Generation Co. LLC, Sr. Note, 5.35%, 1/15/2014	98,167
100,000		FirstEnergy Corp., Note, Series B, 6.45%, 11/15/2011	104,176
100,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	108,535
75,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	77,202
100,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/01/2011	95,519
300,000		Wisconsin Power & Light Co., Note, 7.00%, 6/15/2007	301,582
		TOTAL	981,418
		Utility - Natural Gas Distributor--0.1%
100,000		Atmos Energy Corp., Sr. Note, 4.00%, 10/15/2009	96,448
		TOTAL CORPORATE BONDS (IDENTIFIED COST $13,191,085)	13,040,431
		GOVERNMENT AGENCIES--6.8%
4,000,000		Federal Home Loan Bank System, 5.375% 8/19/2011	4,048,648
1,000,000		Federal Home Loan Mortgage Corp., 4.125%, 7/12/2010	970,660
1,000,000		Federal Home Loan Mortgage Corp., 5.25%, 7/18/2011	1,007,235
1,000,000		Federal Home Loan Mortgage Corp., 5.50%, 7/18/2016	1,027,315
2,000,000		Federal National Mortgage Association, 5.25%, 1/15/2009	2,005,974
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $9,088,751)	9,059,832
		MORTGAGE-BACKED SECURITIES--0.1%
28,977		Federal National Mortgage Association Pool 408761, 7.00%, 12/1/2012	29,662
12,635		Federal National Mortgage Association Pool 512255, 7.50%, 9/1/2014	13,130
42,172		Federal National Mortgage Association Pool 609554, 7.50%, 10/1/2016	43,197
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $86,490)	85,989
		U.S. TREASURY--4.6%
1,197,372		U.S. Treasury Inflation Protected Note, 2.500%, 7/15/2016	1,209,912
1,250,000		United States Treasury Bond, 4.500%, 2/15/2036	1,170,233
4,000,000	[4]	United States Treasury Note, 3.875%, 2/15/2013	3,809,615
		TOTAL U.S. TREASURY (IDENTIFIED COST $6,287,764)	6,189,760
		EXCHANGE TRADED FUND--8.0%
142,450		iShares MSCI EAFE Index Fund (IDENTIFIED COST $8,320,096)	10,575,488
Shares or Principal Amount			Value
		MUTUAL FUNDS--8.1%
42,893		Emerging Markets Fixed Income Core Fund	$899,113
807,927		Federated Mortgage Core Portfolio	7,958,084
270,466		High Yield Bond Portfolio	1,866,216
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $10,781,851)	10,723,413
		REPURCHASE AGREEMENT--3.0%
$3,949,000		Interest in $250,000,000 joint repurchase agreement 5.23%, dated 1/31/2007, Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2016 for $250,036,319 on 2/1/2007. The market value of the underlying securities at the end of the period was $255,000,001. (AT COST)	3,949,000
		TOTAL INVESTMENTS--100.4% (IDENTIFIED COST $122,283,614) [5]	133,450,414
		OTHER ASSETS AND LIABILITIES - NET--(0.4)%	(573,252)
		TOTAL NET ASSETS--100%	$132,877,162

1 Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $955,987, which represented 0.7% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $955,987, which represented 0.7% of total net assets.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 Also represents cost for federal tax purposes.

At January 31, 2007, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[1] United States Treasury Notes 10 Year Futures	13	$1,387,750	March 2007	$3,195

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

The following acronyms are used throughout this portfolio:

REITs	--Real Estate Investment Trust
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Total investments in securities, at value including $10,723,413 of investments in affiliated issuers (Note 5) (identified cost $122,283,614)		$133,450,414
Cash		55,099
Income receivable		490,275
Receivable for investments sold		1,951,046
Receivable for shares sold		490,141
Receivable for daily variation margin		5,078
TOTAL ASSETS		136,442,053
Liabilities:
Payable for investments purchased	$3,227,423
Payable for shares redeemed	189,772
Payable for administrative personnel and services fee (Note 5)	58,585
Payable for Directors'/Trustees' fees	3,351
Payable for distribution services fee (Note 5)	6,465
Payable for shareholder services fee (Note 5)	17,189
Accrued expenses	62,106
TOTAL LIABILITIES		3,564,891
Net assets for 9,787,014 shares outstanding		$132,877,162
Net Assets Consist of:
Paid-in capital		$119,990,246
Net unrealized appreciation of investments and futures contracts		11,169,995
Accumulated net realized gain on investments		1,361,224
Undistributed net investment income		355,697
TOTAL NET ASSETS		$132,877,162

Statement of Assets and Liabilities - continued

January 31, 2007 (unaudited)

Net Asset Value, Offering Price and Redemption Proceeds per Share
Institutional Shares:
Net asset value per share ($81,798,718 ÷ 6,016,580 shares outstanding), no par value, unlimited shares authorized	$13.60
Offering price per share	$13.60
Redemption proceeds per share	$13.60
Class A Shares:
Net asset value per share ($39,521,221 ÷ 2,912,633 shares outstanding), no par value, unlimited shares authorized	$13.57
Offering price per share (100/94.50 of $13.57) [1]	$14.36
Redemption proceeds per share	$13.57
Class C Shares:
Net asset value per share ($11,557,128 ÷ 857,794 shares outstanding), no par value, unlimited shares authorized	$13.47
Offering price per share (100/99.00 of $13.47) [1]	$13.61
Redemption proceeds per share (99.00/100 of $13.47) [1]	$13.34
Class K Shares:
Net asset value per share ($95.24 ÷ 7.003 shares outstanding), no par value, unlimited shares authorized	$13.60
Offering price per share	$13.60
Redemption proceeds per share	$13.60

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Dividends (including $65,676 received from affiliated issuers (Note 5) and net foreign taxes withheld of $426)			$867,491
Interest			956,499
Investment income allocated from affiliated partnership (Note 5)			7,971
TOTAL INCOME			1,831,961
Expenses:
Investment adviser fee (Note 5)		$417,680
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		19,922
Transfer and dividend disbursing agent fees and expenses		112,388
Directors'/Trustees' fees		1,614
Auditing fees		10,082
Legal fees		4,537
Portfolio accounting fees		42,415
Distribution services fee--Class A Shares (Note 5)		18,948
Distribution services fee--Class C Shares (Note 5)		34,989
Shareholder services fee--Class A Shares (Note 5)		13,539
Shareholder services fee--Class C Shares (Note 5)		3,650
Share registration costs		30,724
Printing and postage		18,702
Insurance premiums		4,607
Miscellaneous		2,439
EXPENSES BEFORE ALLOCATION		852,182
Expenses allocated from partnership		78
TOTAL EXPENSES		852,260
Waivers:
Waiver of investment adviser fee (Note 5)	$(76,553)
Waiver of administrative personnel and services fee (Note 5)	(57,249)
Waiver of transfer and dividend disbursing agent fees and expenses	(8,286)
TOTAL WAIVERS		(142,088)
Net expenses			710,172
Net investment income			1,121,789
Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments			1,869,675
Net realized gain allocated from partnership			3,965
Net change in unrealized appreciation of investments and futures contracts			6,469,699
Net realized and unrealized gain on investments and futures contracts			8,343,339
Change in net assets resulting from operations			$9,465,128

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Year Ended 7/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,121,789	$1,362,405
Net realized gain on investments including allocation from partnership	1,873,640	6,686,253
Net change in unrealized appreciation/depreciation of investments and futures contracts	6,469,699	(3,917,876)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,465,128	4,130,782
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(966,746)	(964,275)
Class A Shares	(418,653)	(12)
Class C Shares	(75,923)	(11)
Class K Shares	(1)	--
Distributions from net realized gain on investments
Institutional Shares	(3,727,211)	(4,964,729)
Class A Shares	(1,712,874)	(68)
Class C Shares	(451,805)	(68)
Class K Shares	(4)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,353,217)	(5,929,163)
Share Transactions:
Proceeds from sale of shares	52,826,521	13,083,928
Net asset value of shares issued to shareholders in payment of distributions declared	7,010,752	5,924,802
Cost of shares redeemed	(8,691,487)	(6,910,472)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	51,145,786	12,098,258
Change in net assets	53,257,697	10,299,877
Net Assets:
Beginning of period	79,619,465	69,319,588
End of period (including undistributed net investment income of $355,697 and $695,231, respectively)	$132,877,162	$79,619,465

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class C Shares and Class K Shares are presented separately. The primary investment objective of the Fund is long-term growth through capital appreciation and current income.

MDT Balanced Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced offering Class A Shares and Class C Shares on September 15, 2005.

The Fund commenced offering Class K Shares on December 12, 2006.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the portfolio. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website at www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended January 31, 2007, the Fund had no net realized gains on futures contracts.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2007		Year Ended 7/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	448,775	$6,257,979	533,396	$7,149,815
Shares issued to shareholders in payment of distributions declared	346,321	4,668,405	457,148	5,924,643
Shares redeemed	(352,299)	(4,787,322)	(513,140)	(6,866,506)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	442,797	$6,139,062	477,404	$6,207,952

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,859,856	$38,775,142	149,529	$1,973,594
Shares issued to shareholders in payment of distributions declared	144,781	1,948,745	6	80
Shares redeemed	(240,496)	(3,264,822)	(1,043)	(13,564)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,764,141	$37,459,065	148,492	$1,960,110

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	577,837	$7,793,300	300,157	$3,960,519
Shares issued to shareholders in payment of distributions declared	29,439	393,602	6	79
Shares redeemed	(47,299)	(639,343)	(2,346)	(30,402)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	559,977	$7,547,559	297,817	$3,930,196

	Period Ended 1/31/2007 [2]		Year Ended 7/31/2006
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	7	$100	--	--
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	7	$100	--	$--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,766,922	$51,145,786	923,713	$12,098,258

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

2 Reflects operations for the period from December 12, 2006 (date of initial public investment) to January 31, 2007.

4. FEDERAL TAX INFORMATION

At January 31, 2007, the cost of investments for federal tax purposes was $122,283,614. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $11,166,800. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,019,649 and net unrealized depreciation from investments for those securities having an excess of cost over value of $852,849.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. Under the investment advisory contract, the Adviser is contractually obligated to waive, to the extent of its adviser fee, the amount, if any, by which the Fund's annual operating expenses exceed the following levels for each Class of the Fund:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.25%
Class A Shares	1.50%
Class C Shares	2.25%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser waived $76,553 of its fee.

For a period of three years after the fiscal year in which the Adviser waived or reimbursed Fund expenses, the Adviser may seek reimbursement from that Fund to the extent that the Fund's total annual operating expenses are less than the expense limitation. Due to the reorganization of the Fund, any expenses waived or reimbursed by the Adviser after December 8, 2006 may not be recovered by the Adviser.

Expenses waived/reimbursed by the Fund of $102,760 are subject to potential recovery by the expiration date of July 31, 2009.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (the "Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive the portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under its previous administrative services contract. In addition, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 0.105% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class K Shares	0.50%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2007, FSC retained $26,736 of fees paid by the Fund.

Sales Charges

For the six months ended January 31, 2007, FSC, the principal distributor, retained $8,675 in sales charges from the sale of Class A Shares. FSC also retained $44 of contingent deferred sales charges relating to redemptions of Class A Shares and $2,870 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive a portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. For the six months ended January 31, 2007, the Adviser was not required to reimburse any investment adviser fees. Transactions with affiliated companies during the period January 31, 2007 are as follows:

Affiliates	Balance of Shares Held 7/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2007	Value at 1/31/2007	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	--	42,893	--	42,893	$ 899,113	$ 7,971
Federated Mortgage Core Portfolio	--	807,927	--	807,927	$ 7,958,084	$52,752
High Yield Bond Portfolio	--	270,466	--	270,466	$ 1,866,216	$12,924
TOTAL OF AFFILIATED TRANSACTIONS	--			1,121,286	$10,723,413	$73,647

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2007, were as follows:

Purchases	$117,419,874
Sales	$76,601,596

7. LINE OF CREDIT

The Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MDT BALANCED FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May and June 2006. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with establishment of the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of MDTA LLC (the "Acquisition"), the investment adviser to the MDT Balanced Fund (the "Predecessor Fund"). As part of that transaction, Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free reorganization (the "Proposed Reorganization"), which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a fund with substantially similar investment objectives and policies and the same portfolio manager(s) as the Predecessor Fund, but with sales, distribution and other shareholder services offered by the funds managed and distributed by affiliates of Federated.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated and directed the preparation of reports regarding the performance of, and fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

Because the Fund will employ the same portfolio managers and investment techniques, the Board reviewed the Predecessor Fund's performance compared to its peer group as an indicator of how the Adviser will execute the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant approval of the advisory contract. The Board noted that the performance of the Predecessor Fund and/or accounts managed by MDTA LLC with substantially similar investment objectives and policies was above the median of its relevant peer group for the one and three year periods reviewed.

The Senior Officer noted that the Fund's quantitative focus made it difficult to compare its fees and expenses to other peers, which varied widely in their complexity. He observed that the management of the Fund is among the more complex, relative to its peers and, consequently, that the advisory fee and projected net total expenses are at the high end compared to such peers. The Board reviewed the proposed fees and other expenses of the Fund with the Adviser and was satisfied that the proposed overall expense structure of the Fund appeared competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund. No changes were recommended to, and no objection was raised to the proposed advisory contract, and the Senior Officer noted that Federated proposed to provide appropriate administrative services to the Fund for the anticipated fees. The Board concluded that the nature, quality and scope of services to be provided to the Fund by the Adviser and its affiliates was satisfactory.

The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate. It was noted in this regard that the Adviser has agreed to limit the expenses of each class of the Fund at specified amounts for a two year period commencing on the date the Proposed Reorganization is consummated.

Federated furnished reports, requested by the Senior Officer, that made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R825

36357 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Large Cap Growth Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2007	[1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$10.17		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.02	) [3]	(0.10	) [3]
Net realized and unrealized gain on investments	1.27		0.27
TOTAL FROM INVESTMENT OPERATIONS	1.25		0.17
Less Distributions:
Distributions from net realized gain on investments	(0.11)		--
Net Asset Value, End of Period	$11.31		$10.17
Total Return [4]	12.33%		1.70%

Ratios to Average Net Assets:
Net expenses	1.51	% [5]	2.01	% [5]
Net investment income (loss)	(0.31	)% [5]	(0.93	)% [5]
Expense waiver/reimbursement [6]	42.41	% [5]	20.55	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$578		$183
Portfolio turnover	130%		237%

1 MDT Large Cap Growth Fund (the "Predecessor Fund") was reorganized into Federated MDT Large Cap Growth Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2007	[1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$10.10		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.06	) [3]	(0.19	) [3]
Net realized and unrealized gain on investments	1.26		0.29
TOTAL FROM INVESTMENT OPERATIONS	1.20		0.10
Less Distributions:
Distributions from net realized gain on investments	(0.11)		--
Net Asset Value, End of Period	$11.19		$10.10
Total Return [4]	11.92%		1.00%

Ratios to Average Net Assets:
Net expenses	2.27	% [5]	2.76	% [5]
Net investment income (loss)	(1.08	)% [5]	(1.68	)% [5]
Expense waiver/reimbursement [6]	46.24	% [5]	20.55	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$229		$147
Portfolio turnover	130%		237%

1 The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,123.30	$ 8.08
Class C Shares	$1,000	$1,119.20	$12.13
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.59	$ 7.68
Class C Shares	$1,000	$1,013.76	$11.52

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.51%
Class C Shares	2.27%

Portfolio of Investments Summary Table

At January 31, 2007, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Pharmaceuticals	9.4%
Industrial Conglomerates	8.3%
Aerospace & Defense	7.3%
Energy Equipment & Services	6.9%
Biotechnology	5.2%
Multiline Retail	5.2%
Food & Staples Retailing	4.6%
Internet Software & Services	4.6%
Health Care Providers & Services	4.4%
Machinery	4.3%
Media	4.3%
Computers & Peripherals	3.7%
Diversified Financial Services	3.6%
Road & Rail	3.3%
Software	3.3%
Chemicals	3.2%
Household Products	2.6%
Textiles, Apparel & Luxury Goods	2.6%
Air Freight & Logistics	2.4%
IT Services	2.0%
Hotels, Restaurants & Leisure	1.8%
Consumer Finance	1.6%
Specialty Retail	1.5%
Commercial Services & Supplies	1.2%
Insurance	1.2%
Communications Equipment	1.1%
Semiconductors & Semiconductor Equipment	1.1%
Other [2]	3.0%
Other Assets and Liabilities--Net [3]	(3.7)%
TOTAL	100.0%

1 Except for Other Assets and Liabilities, industry classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--103.7%
		Aerospace & Defense--7.3%
759		Boeing Co.	$67,976
186		Precision Castparts Corp.	16,534
608		Raytheon Co.	31,555
		TOTAL	116,065
		Air Freight & Logistics--2.4%
338		FedEx Corp.	37,315
		Biotechnology--5.2%
229	[1]	Genentech, Inc.	20,008
852	[1]	Gilead Sciences, Inc.	54,801
203	[1]	Medimmune, Inc.	7,036
		TOTAL	81,845
		Chemicals--3.2%
907		Monsanto Co.	49,967
		Commercial Services & Supplies--1.2%
72		Corporate Executive Board Co.	6,533
300		Robert Half International, Inc.	12,210
		TOTAL	18,743
		Communications Equipment--1.1%
849	[1]	Corning, Inc.	17,693
		Computers & Peripherals--3.7%
424	[1]	Apple, Inc.	36,349
606	[1]	Network Appliance, Inc.	22,786
		TOTAL	59,135
		Consumer Finance--1.6%
207	[1]	First Marblehead Corp.	11,261
315		SLM Corp.	14,477
		TOTAL	25,738
		Diversified Consumer Services--0.4%
81	[1]	ITT Educational Services, Inc.	6,286
		Diversified Financial Services--3.6%
58		Chicago Mercantile Exchange Holdings, Inc.	32,671
117		Goldman Sachs Group, Inc.	24,823
		TOTAL	57,494
		Electric Utilities--0.9%
300	[1]	Allegheny Energy, Inc.	13,956
Shares			Value
		COMMON STOCKS--continued
		Electrical Equipment--0.3%
112	[1]	Thomas & Betts Corp.	$5,364
		Electronic Equipment & Instruments--0.8%
185		Amphenol Corp., Class A	12,528
		Energy Equipment & Services--6.9%
193	[1]	Cameron International Corp.	10,132
244	[1]	National-Oilwell, Inc.	14,796
1,170		Schlumberger Ltd.	74,283
44	[1]	Seacor Holdings, Inc.	4,454
95		Tidewater, Inc.	4,899
		TOTAL	108,564
		Food & Staples Retailing--4.6%
1,515		Wal-Mart Stores, Inc.	72,250
		Health Care Equipment & Supplies--0.6%
82		Hillenbrand Industries, Inc.	4,675
108	[1]	Kinetic Concepts, Inc.	5,313
		TOTAL	9,988
		Health Care Providers & Services--4.4%
238		Aetna, Inc.	10,034
278	[1]	Coventry Health Care, Inc.	14,331
146	[1]	DaVita, Inc.	7,972
719		UnitedHealth Group, Inc.	37,575
		TOTAL	69,912
		Hotels, Restaurants & Leisure--1.8%
250	[1]	Wynn Resorts Ltd.	27,935
		Household Products--2.6%
590		Kimberly-Clark Corp.	40,946
		IT Services--2.0%
169	[1]	Alliance Data Systems Corp.	11,480
233	[1]	Cognizant Technology Solutions Corp.	19,873
		TOTAL	31,353
		Industrial Conglomerates--8.3%
474		3M Co.	35,218
2,049		General Electric Co.	73,866
95	[1]	McDermott International, Inc.	4,906
189		Textron Inc.	17,609
		TOTAL	131,599
Shares			Value
		COMMON STOCKS--continued
		Insurance--1.2%
389		Aflac, Inc.	$18,520
		Internet Software & Services--4.6%
2,224	[1]	eBay, Inc.	72,035
		Machinery--4.3%
229		Dover Corp.	11,358
1,117		Illinois Tool Works, Inc.	56,956
		TOTAL	68,314
		Media--4.3%
1,048	[1]	DIRECTV Group, Inc.	25,561
1,842		News Corp., Inc.	42,827
		TOTAL	68,388
		Multiline Retail--5.2%
824	[1]	Kohl's Corp.	58,430
301		Penney (J.C.) Co., Inc.	24,453
		TOTAL	82,883
		Pharmaceuticals--9.4%
1,318		Eli Lilly & Co.	71,330
162	[1]	Forest Laboratories, Inc., Class A	9,090
106		Johnson & Johnson	7,081
2,101		Schering Plough Corp.	52,525
149	[1]	Sepracor, Inc.	8,502
		TOTAL	148,528
		Road & Rail--3.3%
394		Burlington Northern Santa Fe Corp.	31,662
401		Norfolk Southern Corp.	19,910
		TOTAL	51,572
		Semiconductors & Semiconductor Equipment--1.1%
167		KLA-Tencor Corp.	8,221
223	[1]	NVIDIA Corp.	6,835
64	[1]	Varian Semiconductor Equipment Associates, Inc.	2,634
		TOTAL	17,690
		Software--3.3%
274	[1]	Autodesk, Inc.	11,979
747	[1]	Electronic Arts, Inc.	37,350
54		FactSet Research Systems	3,136
		TOTAL	52,465
Shares			Value
		COMMON STOCKS--continued
		Specialty Retail--1.5%
158	[1]	CarMax, Inc.	$9,074
56	[1]	Guess ?, Inc.	4,038
442		Staples, Inc.	11,368
		TOTAL	24,480
		Textiles, Apparel & Luxury Goods--2.6%
703	[1]	Coach, Inc.	32,240
107		Polo Ralph Lauren Corp., Class A	8,779
		TOTAL	41,019
		TOTAL COMMON STOCKS	1,640,570
		TOTAL INVESTMENTS--103.7% (IDENTIFIED COST $1,555,848) [2]	1,640,570
		OTHER ASSETS AND LIABILITIES - NET--(3.7)%	(58,632)
		TOTAL NET ASSETS--100%	$1,581,938

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $1,555,848)		$1,640,570
Cash		18,072
Income receivable		249
Receivable for investments sold		95,940
TOTAL ASSETS		1,754,831
Liabilities:
Payable for investments purchased	$95,334
Payable for administrative personnel and services fee (Note 5)	31,822
Payable for transfer and dividend disbursing agent fees and expenses	20,423
Payable for Directors'/Trustees' fees	1,048
Payable for audit fees	20,935
Payable for distribution services fee (Note 5)	1,360
Payable for shareholder services fee (Note 5)	289
Accrued expenses	1,682
TOTAL LIABILITIES		172,893
Net assets for 139,741 shares outstanding		$1,581,938
Net Assets Consist of:
Paid-in capital		$1,479,017
Net unrealized appreciation of investments		84,722
Accumulated net realized gain on investments		20,449
Accumulated net investment income (loss)		(2,250)
TOTAL NET ASSETS		$1,581,938
Net Asset Value, Offering Price and Redemption Proceeds per Share:
Institutional Shares:
Net asset value per share ($775,153 ÷ 68,208 shares outstanding), no par value, unlimited shares authorized		$11.36
Offering price per share		$11.36
Redemption proceeds per share		$11.36
Class A Shares:
Net asset value per share ($578,232 ÷ 51,107 shares outstanding), no par value, unlimited shares authorized		$11.31
Offering price per share (100/94.50 of $11.31) [1]		$11.97
Redemption proceeds per share		$11.31
Class C Shares:
Net asset value per share ($228,553 ÷ 20,426 shares outstanding), no par value, unlimited shares authorized		$11.19
Offering price per share (100/99.00 of $11.19) [1]		$11.30
Redemption proceeds per share (99.00/100 of $11.19) [1]		$11.08

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Dividends			$6,109
Interest			338
TOTAL INCOME			6,447
Expenses:
Investment adviser fee (Note 5)		$4,219
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		11,737
Transfer and dividend disbursing agent fees and expenses		32,955
Directors'/Trustees' fees		734
Auditing fees		7,310
Legal fees		4,538
Portfolio accounting fees		34,777
Distribution services fee--Class A Shares (Note 5)		378
Distribution services fee--Class C Shares (Note 5)		860
Shareholder services fee--Class A Shares (Note 5)		215
Shareholder services fee--Class C Shares (Note 5)		74
Share registration costs		22,519
Printing and postage		9,149
Insurance premiums		3,413
Miscellaneous		1,929
TOTAL EXPENSES		250,753
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(4,219)
Waiver of administrative personnel and services fee (Note 5)	(84,110)
Waiver of transfer and dividend disbursing agent fees and expenses	(12,933)
Waiver of portfolio accounting fees	(21,423)
Reimbursement of other operating expenses (Note 5)	(119,371)
TOTAL WAIVERS AND REIMBURSEMENT		(242,056)
Net expenses			8,697
Net investment income (loss)			(2,250)
Realized and Unrealized Gain on Investments:
Net realized gain on investments			21,561
Net change in unrealized depreciation of investments			97,770
Net realized and unrealized gain on investments			119,331
Change in net assets resulting from operations			$117,081

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Period Ended 7/31/2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(2,250)	$(2,998)
Net realized gain on investments	21,561	18,102
Net change in unrealized appreciation/depreciation on investments	97,770	(13,048)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	117,081	2,056
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	(7,447)	--
Class A Shares	(6,679)	--
Class C Shares	(2,090)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,216)	--
Share Transactions:
Proceeds from sale of shares	1,041,143	765,410
Net asset value of shares issued to shareholders in payment of distributions declared	12,438	--
Cost of shares redeemed	(207,287)	(132,687)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	846,294	632,723
Change in net assets	947,159	634,779
Net Assets:
Beginning of period	634,779	--
End of period (including accumulated net investment income (loss) of $(2,250) and $0, respectively)	$1,581,938	$634,779

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Large Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation.

MDT Large Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on September 15, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	38,412	$431,187	40,934	$407,353
Shares issued to shareholders in payment of distributions declared	644	7,255	--	--
Shares redeemed	(775)	(8,714)	(11,007)	(118,788)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	38,281	$429,728	29,927	$288,565

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	49,594	$533,498	19,173	$206,989
Shares issued to shareholders in payment of distributions declared	405	4,547	--	--
Shares redeemed	(16,842)	(184,216)	(1,223)	(12,810)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	33,157	$353,829	17,950	$194,179

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	7,179	$76,458	14,649	$151,068
Shares issued to shareholders in payment of distributions declared	57	636	--	--
Shares redeemed	(1,359)	(14,357)	(100)	(1,089)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	5,877	$62,737	14,549	$149,979
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	77,315	$846,294	62,426	$632,723

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

4. FEDERAL TAX INFORMATION

At January 31, 2007, the cost of investments for federal tax purposes was $1,555,848. The net unrealized appreciation of investments for federal tax purposes was $84,722. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $98,690 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,968.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. Under the investment advisory contract, the Adviser is contractually obligated to waive, to the extent of its adviser fee, the amount, if any, by which the Fund's annual operating expenses exceed the following levels for each Class of the Fund:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser waived $4,219 of its fee and reimbursed $119,371 of other operating expenses.

For a period of three years after the fiscal year in which the Adviser waived or reimbursed Fund expenses, the Adviser may seek reimbursement from the Fund to the extent that the Fund's total annual operating expenses are less than the expense limitation. Due to the reorganization of the Fund, any expenses waived or reimbursed by the Adviser after December 8, 2006 may not be recovered by the Adviser.

Expenses waived/reimbursed by the Fund of $66,741 are subject to potential recovery by the expiration date of July 31, 2009.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (the "Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive the portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under its previous administrative services contract. In addition, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 5.656% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2007, FSC retained $566 of fees paid by the Fund.

Sales Charges

For the six months ended January 31, 2007, FSC, the principal distributor, retained $145 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive a portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2007, were as follows:

Purchases	$2,325,944
Sales	$1,449,065

7. LINE OF CREDIT

The Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MDT LARGE CAP GROWTH FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May and June 2006. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with establishment of the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of MDTA LLC (the "Acquisition"), the investment adviser to the MDT Large Cap Growth Fund (the "Predecessor Fund"). As part of that transaction, Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free reorganization (the "Proposed Reorganization"), which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a fund with substantially similar investment objectives and policies and the same portfolio manager(s) as the Predecessor Fund, but with sales, distribution and other shareholder services offered by the funds managed and distributed by affiliates of Federated.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated and directed the preparation of reports regarding the performance of, and fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

Because the Fund will employ the same portfolio managers and investment techniques, the Board reviewed the Predecessor Fund's performance compared to its benchmark as an indicator of how the Adviser will execute the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services were such as to warrant approval of the advisory contract. The Board noted that the Predecessor Fund and/or accounts managed by MDTA LLC with substantially similar investment objectives and policies outperformed its relevant benchmark for the one-year period reviewed. The Board determined that reviewing performance on a gross basis was appropriate in this instance because the fee structure for separately managed accounts is not comparable for the Fund as discussed above.

The Senior Officer noted that the Fund's quantitative focus made it difficult to compare its fees and expenses to other peers, which varied widely in their complexity. He observed that the management of the Fund is among the more complex, relative to its peers and, consequently, that the advisory fee and projected net total expenses are at the high end compared to such peers. The Board reviewed the proposed fees and other expenses of the Fund with the Adviser and was satisfied that the proposed overall expense structure of the Fund appeared competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund. No changes were recommended to, and no objection was raised to the proposed advisory contract, and the Senior Officer noted that Federated proposed to provide appropriate administrative services to the Fund for the anticipated fees. The Board concluded that the nature, quality and scope of services to be provided to the Fund by the Adviser and its affiliates were satisfactory.

The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated Funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts ( e.g. , for serving as the Federated Funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate. It was noted in this regard that the Adviser has agreed to limit the expenses of each class of the Fund at specified amounts for a two-year period commencing on the date the Proposed Reorganization is consummated.

Federated furnished reports, requested by the Senior Officer, that made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R700
Cusip 31421R809

36353 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Large Cap Growth Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2007	[1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$10.20		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.01	) [3]	(0.07	) [3]
Net realized and unrealized gain on investments	1.28		0.27
TOTAL FROM INVESTMENT OPERATIONS	1.27		0.20
Less Distributions:
Distributions from net realized gain on investments	(0.11)		--
Net Asset Value, End of Period	$11.36		$10.20
Total Return [4]	12.49%		2.00%

Ratios to Average Net Assets:
Net expenses	1.29	% [5]	1.76	% [5]
Net investment income (loss)	(0.22	)% [5]	(0.68	)% [5]
Expense waiver/reimbursement [6]	42.37	% [5]	20.55	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$775		$305
Portfolio turnover	130%		237%

1 MDT Large Cap Growth Fund (the "Predecessor Fund") was reorganized into the Federated MDT Large Cap Growth Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,124.90	$6.91
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.70	$6.56

1 Expenses are equal to the Funds' annualized net expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At January 31, 2007, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Pharmaceuticals	9.4%
Industrial Conglomerates	8.3%
Aerospace & Defense	7.3%
Energy Equipment & Services	6.9%
Biotechnology	5.2%
Multiline Retail	5.2%
Food & Staples Retailing	4.6%
Internet Software & Services	4.6%
Health Care Providers & Services	4.4%
Machinery	4.3%
Media	4.3%
Computers & Peripherals	3.7%
Diversified Financial Services	3.6%
Road & Rail	3.3%
Software	3.3%
Chemicals	3.2%
Household Products	2.6%
Textiles, Apparel & Luxury Goods	2.6%
Air Freight & Logistics	2.4%
IT Services	2.0%
Hotels, Restaurants & Leisure	1.8%
Consumer Finance	1.6%
Specialty Retail	1.5%
Commercial Services & Supplies	1.2%
Insurance	1.2%
Communications Equipment	1.1%
Semiconductors & Semiconductor Equipment	1.1%
Other [2]	3.0%
Other Assets and Liabilities-Net [3]	(3.7)%
TOTAL	100.0%
1 Except for Other Assets and Liabilities, industry classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--103.7%
		Aerospace & Defense--7.3%
759		Boeing Co.	$67,976
186		Precision Castparts Corp.	16,534
608		Raytheon Co.	31,555
		TOTAL	116,065
		Air Freight & Logistics--2.4%
338		FedEx Corp.	37,315
		Biotechnology--5.2%
229	[1]	Genentech, Inc.	20,008
852	[1]	Gilead Sciences, Inc.	54,801
203	[1]	Medimmune, Inc.	7,036
		TOTAL	81,845
		Chemicals--3.2%
907		Monsanto Co.	49,967
		Commercial Services & Supplies--1.2%
72		Corporate Executive Board Co.	6,533
300		Robert Half International, Inc.	12,210
		TOTAL	18,743
		Communications Equipment--1.1%
849	[1]	Corning, Inc.	17,693
		Computers & Peripherals--3.7%
424	[1]	Apple, Inc.	36,349
606	[1]	Network Appliance, Inc.	22,786
		TOTAL	59,135
		Consumer Finance--1.6%
207	[1]	First Marblehead Corp.	11,261
315		SLM Corp.	14,477
		TOTAL	25,738
		Diversified Consumer Services--0.4%
81	[1]	ITT Educational Services, Inc.	6,286
Shares			Value
		COMMON STOCKS--continued
		Diversified Financial Services--3.6%
58		Chicago Mercantile Exchange Holdings, Inc.	$32,671
117		Goldman Sachs Group, Inc.	24,823
		TOTAL	57,494
		Electric Utilities--0.9%
300	[1]	Allegheny Energy, Inc.	13,956
		Electrical Equipment--0.3%
112	[1]	Thomas & Betts Corp.	5,364
		Electronic Equipment & Instruments--0.8%
185		Amphenol Corp., Class A	12,528
		Energy Equipment & Services--6.9%
193	[1]	Cameron International Corp.	10,132
244	[1]	National-Oilwell, Inc.	14,796
1,170		Schlumberger Ltd.	74,283
44	[1]	Seacor Holdings, Inc.	4,454
95		Tidewater, Inc.	4,899
		TOTAL	108,564
		Food & Staples Retailing--4.6%
1,515		Wal-Mart Stores, Inc.	72,250
		Health Care Equipment & Supplies--0.6%
82		Hillenbrand Industries, Inc.	4,675
108	[1]	Kinetic Concepts, Inc.	5,313
		TOTAL	9,988
		Health Care Providers & Services--4.4%
238		Aetna, Inc.	10,034
278	[1]	Coventry Health Care, Inc.	14,331
146	[1]	DaVita, Inc.	7,972
719		UnitedHealth Group, Inc.	37,575
		TOTAL	69,912
		Hotels, Restaurants & Leisure--1.8%
250	[1]	Wynn Resorts Ltd.	27,935
		Household Products--2.6%
590		Kimberly-Clark Corp.	40,946
Shares			Value
		COMMON STOCKS--continued
		IT Services--2.0%
169	[1]	Alliance Data Systems Corp.	$11,480
233	[1]	Cognizant Technology Solutions Corp.	19,873
		TOTAL	31,353
		Industrial Conglomerates--8.3%
474		3M Co.	35,218
2,049		General Electric Co.	73,866
95	[1]	McDermott International, Inc.	4,906
189		Textron Inc.	17,609
		TOTAL	131,599
		Insurance--1.2%
389		Aflac, Inc.	18,520
		Internet Software & Services--4.6%
2,224	[1]	eBay, Inc.	72,035
		Machinery--4.3%
229		Dover Corp.	11,358
1,117		Illinois Tool Works, Inc.	56,956
		TOTAL	68,314
		Media--4.3%
1,048	[1]	DIRECTV Group, Inc.	25,561
1,842		News Corp., Inc.	42,827
		TOTAL	68,388
		Multiline Retail--5.2%
824	[1]	Kohl's Corp.	58,430
301		Penney (J.C.) Co., Inc.	24,453
		TOTAL	82,883
		Pharmaceuticals--9.4%
1,318		Eli Lilly & Co.	71,330
162	[1]	Forest Laboratories, Inc., Class A	9,090
106		Johnson & Johnson	7,081
2,101		Schering Plough Corp.	52,525
149	[1]	Sepracor, Inc.	8,502
		TOTAL	148,528
Shares			Value
		COMMON STOCKS--continued
		Road & Rail--3.3%
394		Burlington Northern Santa Fe Corp.	$31,662
401		Norfolk Southern Corp.	19,910
		TOTAL	51,572
		Semiconductors & Semiconductor Equipment--1.1%
167		KLA-Tencor Corp.	8,221
223	[1]	NVIDIA Corp.	6,835
64	[1]	Varian Semiconductor Equipment Associates, Inc.	2,634
		TOTAL	17,690
		Software--3.3%
274	[1]	Autodesk, Inc.	11,979
747	[1]	Electronic Arts, Inc.	37,350
54		FactSet Research Systems	3,136
		TOTAL	52,465
		Specialty Retail--1.5%
158	[1]	CarMax, Inc.	9,074
56	[1]	Guess ?, Inc.	4,038
442		Staples, Inc.	11,368
		TOTAL	24,480
		Textiles, Apparel & Luxury Goods--2.6%
703	[1]	Coach, Inc.	32,240
107		Polo Ralph Lauren Corp., Class A	8,779
		TOTAL	41,019
		TOTAL COMMON STOCKS	1,640,570
		TOTAL INVESTMENTS--103.7% (IDENTIFIED COST $1,555,848) [2]	1,640,570
		OTHER ASSETS AND LIABILITIES - NET--(3.7)%	(58,632)
		TOTAL NET ASSETS--100%	$1,581,938

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $1,555,848)		$1,640,570
Cash		18,072
Income receivable		249
Receivable for investments sold		95,940
TOTAL ASSETS		1,754,831
Liabilities:
Payable for investments purchased	$95,334
Payable for administrative personnel and services fee (Note 5)	31,822
Payable for transfer and dividend disbursing agent fees and expenses	20,423
Payable for Directors'/Trustees' fees	1,048
Payable for audit fees	20,935
Payable for distribution services fee (Note 5)	1,360
Payable for shareholder services fee (Note 5)	289
Accrued expenses	1,682
TOTAL LIABILITIES		172,893
Net assets for 139,741 shares outstanding		$1,581,938
Net Assets Consist of:
Paid-in capital		$1,479,017
Net unrealized appreciation of investments		84,722
Accumulated net realized gain on investments		20,449
Accumulated net investment income (loss)		(2,250)
TOTAL NET ASSETS		$1,581,938
Net Asset Value, Offering Price and Redemption Proceeds per Share:
Institutional Shares:
Net asset value per share ($775,153 ÷ 68,208 shares outstanding), no par value, unlimited shares authorized		$11.36
Offering price per share		$11.36
Redemption proceeds per share		$11.36
Class A Shares:
Net asset value per share ($578,232 ÷ 51,107 shares outstanding), no par value, unlimited shares authorized		$11.31
Offering price per share (100/94.50 of $11.31) [1]		$11.97
Redemption proceeds per share		$11.31
Class C Shares:
Net asset value per share ($228,553 ÷ 20,426 shares outstanding), no par value, unlimited shares authorized		$11.19
Offering price per share (100/99.00 of $11.19) [1]		$11.30
Redemption proceeds per share (99.00/100 of $11.19) [1]		$11.08

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Dividends			$6,109
Interest			338
TOTAL INCOME			6,447
Expenses:
Investment adviser fee (Note 5)		$4,219
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		11,737
Transfer and dividend disbursing agent fees and expenses		32,955
Directors'/Trustees' fees		734
Auditing fees		7,310
Legal fees		4,538
Portfolio accounting fees		34,777
Distribution services fee--Class A Shares (Note 5)		378
Distribution services fee--Class C Shares (Note 5)		860
Shareholder services fee--Class A Shares (Note 5)		215
Shareholder services fee--Class C Shares (Note 5)		74
Share registration costs		22,519
Printing and postage		9,149
Insurance premiums		3,413
Miscellaneous		1,929
TOTAL EXPENSES		250,753
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(4,219)
Waiver of administrative personnel and services fee (Note 5)	(84,110)
Waiver of transfer and dividend disbursing agent fees and expenses	(12,933)
Waiver of portfolio accounting fees	(21,423)
Reimbursement of other operating expenses (Note 5)	(119,371)
TOTAL WAIVERS AND REIMBURSEMENT		(242,056)
Net expenses			8,697
Net investment income (loss)			(2,250)
Realized and Unrealized Gain on Investments:
Net realized gain on investments			21,561
Net change in unrealized depreciation of investments			97,770
Net realized and unrealized gain on investments			119,331
Change in net assets resulting from operations			$117,081

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Period Ended 7/31/2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(2,250)	$(2,998)
Net realized gain on investments	21,561	18,102
Net change in unrealized appreciation/depreciation on investments	97,770	(13,048)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	117,081	2,056
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	(7,447)	--
Class A Shares	(6,679)	--
Class C Shares	(2,090)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,216)	--
Share Transactions:
Proceeds from sale of shares	1,041,143	765,410
Net asset value of shares issued to shareholders in payment of distributions declared	12,438	--
Cost of shares redeemed	(207,287)	(132,687)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	846,294	632,723
Change in net assets	947,159	634,779
Net Assets:
Beginning of period	634,779	--
End of period (including accumulated net investment income (loss) of $(2,250) and $0, respectively)	$1,581,938	$634,779

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Large Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation.

MDT Large Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on September 15, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	38,412	$431,187	40,934	$407,353
Shares issued to shareholders in payment of distributions declared	644	7,255	--	--
Shares redeemed	(775)	(8,714)	(11,007)	(118,788)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	38,281	$429,728	29,927	$288,565

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	49,594	$533,498	19,173	$206,989
Shares issued to shareholders in payment of distributions declared	405	4,547	--	--
Shares redeemed	(16,842)	(184,216)	(1,223)	(12,810)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	33,157	$353,829	17,950	$194,179

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	7,179	$76,458	14,649	$151,068
Shares issued to shareholders in payment of distributions declared	57	636	--	--
Shares redeemed	(1,359)	(14,357)	(100)	(1,089)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	5,877	$62,737	14,549	$149,979
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	77,315	$846,294	62,426	$632,723

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

4. FEDERAL TAX INFORMATION

At January 31, 2007, the cost of investments for federal tax purposes was $1,555,848. The net unrealized appreciation of investments for federal tax purposes was $84,722. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $98,690 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,968.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. Under the investment advisory contract, the Adviser is contractually obligated to waive, to the extent of its adviser fee, the amount, if any, by which the Fund's annual operating expenses exceed the following levels for each Class of the Fund:

Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser waived $4,219 of its fee and reimbursed $119,371 of other operating expenses.

For a period of three years after the fiscal year in which the Adviser waived or reimbursed Fund expenses, the Adviser may seek reimbursement from the Fund to the extent that the Fund's total annual operating expenses are less than the expense limitation. Due to the reorganization of the Fund, any expenses waived or reimbursed by the Adviser after December 8, 2006 may not be recovered by the Adviser.

Expenses waived/reimbursed by the Fund of $66,741 are subject to potential recovery by the expiration date of July 31, 2009.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (the "Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive the portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under its previous administrative services contract. In addition, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 5.656% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC:

Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2007, FSC retained $566 of fees paid by the Fund.

Sales Charges

For the six months ended January 31, 2007, FSC, the principal distributor, retained $145 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive a portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2007, were as follows:

Purchases	$2,325,944
Sales	$1,449,065

7. LINE OF CREDIT

The Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MDT LARGE CAP GROWTH FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May and June 2006. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with establishment of the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of MDTA LLC (the "Acquisition"), the investment adviser to the MDT Large Cap Growth Fund (the "Predecessor Fund"). As part of that transaction, Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free reorganization (the "Proposed Reorganization"), which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a fund with substantially similar investment objectives and policies and the same portfolio manager(s) as the Predecessor Fund, but with sales, distribution and other shareholder services offered by the funds managed and distributed by affiliates of Federated.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated and directed the preparation of reports regarding the performance of, and fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

Because the Fund will employ the same portfolio managers and investment techniques, the Board reviewed the Predecessor Fund's performance compared to its benchmark as an indicator of how the Adviser will execute the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant approval of the advisory contract. The Board noted that the Predecessor Fund and/or accounts managed by MDTA LLC with substantially similar investment objectives and policies outperformed its relevant benchmark for the one-year period reviewed. The Board determined that reviewing performance on a gross basis was appropriate in this instance because the fee structure for separately managed accounts is not comparable for the Fund as discussed above.

The Senior Officer noted that the Fund's quantitative focus made it difficult to compare its fees and expenses to other peers, which varied widely in their complexity. He observed that the management of the Fund is among the more complex, relative to its peers and, consequently, that the advisory fee and projected net total expenses are at the high end compared to such peers. The Board reviewed the proposed fees and other expenses of the Fund with the Adviser and was satisfied that the proposed overall expense structure of the Fund appeared competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund. No changes were recommended to, and no objection was raised to the proposed advisory contract, and the Senior Officer noted that Federated proposed to provide appropriate administrative services to the Fund for the anticipated fees. The Board concluded that the nature, quality and scope of services to be provided to the Fund by the Adviser and its affiliates were satisfactory.

The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate. It was noted in this regard that the Adviser has agreed to limit the expenses of each class of the Fund at specified amounts for a two-year period commencing on the date the Proposed Reorganization is consummated.

Federated furnished reports, requested by the Senior Officer, that made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R882

36356 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Mid Cap Growth Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2007	[1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$10.67		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.03	) [3]	(0.09	) [3]
Net realized and unrealized gain on investments	1.54		0.76
TOTAL FROM INVESTMENT OPERATIONS	1.51		0.67
Less Distributions:
Distributions from net realized gain on investments	(0.32)		--
Net Asset Value, End of Period	$11.86		$10.67
Total Return [4]	14.21%		6.70%

Ratios to Average Net Assets:
Net expenses	1.52	% [5]	2.02	% [5]
Net investment income (loss)	(0.55	)% [5]	(0.92	)% [5]
Expense waiver/reimbursement [6]	98.72	% [5]	27.33	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$267		$104
Portfolio turnover	86%		201%

1 MDT Mid Cap Growth Fund (the "Predecessor Fund") was reorganized into Federated MDT Mid Cap Growth Fund (the "Fund"), as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2007	[1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$10.60		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.07	) [3]	(0.17	) [3]
Net realized and unrealized gain on investments	1.53		0.77
TOTAL FROM INVESTMENT OPERATIONS	1.46		0.60
Less Distributions:
Distributions from net realized gain on investments	(0.32)		--
Net Asset Value, End of Period	$11.74		$10.60
Total Return [4]	13.83%		6.00%

Ratios to Average Net Assets:
Net expenses	2.28	% [5]	2.77	% [5]
Net investment income (loss)	(1.34	)% [5]	(1.67	)% [5]
Expense waiver/reimbursement [6]	98.32	% [5]	27.33	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$30		$6
Portfolio turnover	86%		201%

1 The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,142.10	$ 8.21
Class C Shares	$1,000	$1,138.30	$12.29
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$ 1,107.54	$ 7.73
Class C Shares	$1,000	$1,013.71	$11.57

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.52%
Class C Shares	2.28%

Portfolio of Investments Summary Table

At January 31, 2007, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Health Care Providers & Services	11.7%
Aerospace & Defense	9.8%
Specialty Retail	8.4%
Industrial Conglomerates	7.5%
IT Services	5.8%
Machinery	5.3%
Pharmaceuticals	4.7%
Containers & Packaging	4.3%
Software	3.8%
Semiconductors & Semiconductor Equipment	3.7%
Electronic Equipment & Instruments	3.6%
Biotechnology	3.4%
Metals & Mining	3.2%
Textiles, Apparel & Luxury Goods	3.2%
Life Sciences Tools & Services	3.0%
Communications Equipment	2.5%
Health Care Equipment & Supplies	2.3%
Auto Components	2.2%
Capital Markets	2.2%
Electrical Equipment	2.2%
Multiline Retail	2.2%
Airlines	1.9%
Hotels, Restaurants & Leisure	1.9%
Chemicals	1.5%
Automobiles	1.3%
Commercial Services & Supplies	1.3%
Energy Equipment & Services	1.1%
Internet & Catalog Retail	1.1%
Other [2]	2.8%
Other Assets and Liabilities--Net [3]	(7.9)%
TOTAL	100.0%

1 Except for Other Assets and Liabilities, industry classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--107.9%
		Aerospace & Defense--9.8%
70	[1]	Alliant Techsystems, Inc.	$5,670
313		Goodrich (B.F.) Co.	15,343
380		Precision Castparts Corp.	33,778
111		Rockwell Collins	7,571
		TOTAL	62,362
		Airlines--1.9%
292	[1]	Continental Airlines, Inc., Class B	12,115
		Auto Components--2.2%
561	[1]	Goodyear Tire & Rubber Co.	13,851
		Automobiles--1.3%
122		Harley Davidson, Inc.	8,329
		Biotechnology--3.4%
230	[1]	Cephalon, Inc.	16,654
264	[1]	PDL BioPharma, Inc.	5,415
		TOTAL	22,069
		Building Products--0.7%
140		Lennox International, Inc.	4,248
		Capital Markets--2.2%
122	[1]	Affiliated Managers Group	13,591
17	[1]	TD Ameritrade Holding Corp.	301
		TOTAL	13,892
		Chemicals--1.5%
54		Celanese Corp.	1,417
374	[1]	Nalco Holding Co.	8,598
		TOTAL	10,015
		Commercial Services & Supplies--1.3%
30		Manpower, Inc.	2,188
148		Miller Herman, Inc.	5,565
7		Republic Services, Inc.	303
		TOTAL	8,056
Shares			Value
		COMMON STOCKS--continued
		Communications Equipment--2.5%
315		Harris Corp.	$16,008
		Computers & Peripherals--0.4%
44	[1]	Lexmark International Group, Class A	2,773
		Construction & Engineering--0.3%
20		Jacobs Engineering Group, Inc.	1,811
		Consumer Finance--0.3%
34	[1]	First Marblehead Corp.	1,849
		Containers & Packaging--4.3%
259		Ball Corp.	11,997
469	[1]	Pactiv Corp.	15,214
		TOTAL	27,211
		Diversified Telecommunication Services--0.1%
7		Embarq Corp.	388
		Electrical Equipment--2.2%
276		AMETEK, Inc.	9,566
84		Roper Industries, Inc.	4,361
		TOTAL	13,927
		Electronic Equipment & Instruments--3.6%
341		Amphenol Corp., Class A	23,092
2	[1]	Anixter International, Inc.	110
		TOTAL	23,202
		Energy Equipment & Services--1.1%
35	[1]	Cameron International Corp.	1,837
50		ENSCO International, Inc.	2,543
23	[1]	National-Oilwell, Inc.	1,395
7	[1]	Seacor Holdings, Inc.	709
14		Tidewater, Inc.	722
		TOTAL	7,206
		Health Care Equipment & Supplies--2.3%
54		Becton, Dickinson & Co.	4,155
167		Hillenbrand Industries, Inc.	9,521
27	[1]	Kinetic Concepts, Inc.	1,328
		TOTAL	15,004
Shares			Value
		COMMON STOCKS--continued
		Health Care Providers & Services--11.7%
467	[1]	Coventry Health Care, Inc.	$24,074
72	[1]	DaVita, Inc.	3,931
8	[1]	Health Net, Inc.	390
50	[1]	Humana, Inc.	2,775
470	[1]	Laboratory Corp. of America Holdings	34,517
100	[1]	Pediatrix Medical Group	5,254
47	[1]	Wellcare Health Plans, Inc.	3,642
		TOTAL	74,583
		Hotels, Restaurants & Leisure--1.9%
9		Brinker International, Inc.	284
93	[1]	Burger King Holdings, Inc.	1,931
70	[1]	Wynn Resorts Ltd.	7,822
32		Yum! Brands, Inc.	1,920
		TOTAL	11,957
		Household Durables--0.4%
111		Tempur-Pedic International, Inc.	2,642
		Household Products--0.1%
6	[1]	Energizer Holdings, Inc.	511
		IT Services--5.8%
316	[1]	Alliance Data Systems Corp.	21,466
75	[1]	Cognizant Technology Solutions Corp.	6,397
273	[1]	Gartner Group, Inc., Class A	5,968
83		Global Payments, Inc.	3,134
		TOTAL	36,965
		Independent Power Producers & Energy Traders--0.3%
90	[1]	AES Corp.	1,871
		Industrial Conglomerates--7.5%
419	[1]	McDermott International, Inc.	21,637
280		Textron Inc.	26,088
		TOTAL	47,725
		Internet & Catalog Retail--1.1%
31	[1]	Amazon.com, Inc.	1,168
129	[1]	Nutri/System, Inc.	5,682
		TOTAL	6,850
Shares			Value
		COMMON STOCKS--continued
		Leisure Equipment & Products--0.1%
17		Polaris Industries, Inc., Class A	$795
		Life Sciences Tools & Services--3.0%
338	[1]	Waters Corp.	19,161
		Machinery--5.3%
176	[1]	Gardner Denver, Inc.	6,785
5		Harsco Corp.	429
35		IDEX Corp.	1,816
31		Joy Global, Inc.	1,441
239		Manitowoc, Inc.	12,394
95		PACCAR, Inc.	6,353
92		Toro Co.	4,717
		TOTAL	33,935
		Media--0.0%
7		E.W. Scripps Co., Class A	342
		Metals & Mining--3.2%
136		Allegheny Technologies, Inc.	14,075
104	[1]	Southern Copper Corp.	6,500
		TOTAL	20,575
		Multiline Retail--2.2%
74		Nordstrom, Inc.	4,123
124		Penney (J.C.) Co., Inc.	10,074
		TOTAL	14,197
		Pharmaceuticals--4.7%
84	[1]	Forest Laboratories, Inc., Class A	4,713
444	[1]	Sepracor, Inc.	25,335
		TOTAL	30,048
		Semiconductors & Semiconductor Equipment--3.7%
29		KLA-Tencor Corp.	1,428
13	[1]	Lam Research Corp.	596
395	[1]	MEMC Electronic Materials, Inc.	20,698
26	[1]	NVIDIA Corp.	797
		TOTAL	23,519
Shares			Value
		COMMON STOCKS--continued
		Software--3.8%
54	[1]	Autodesk, Inc.	$2,361
119	[1]	Electronic Arts, Inc.	5,950
124		FactSet Research Systems	7,202
221		Fair Isaac & Co., Inc.	8,800
		TOTAL	24,313
		Specialty Retail--8.4%
37		Abercrombie & Fitch Co., Class A	2,943
72		American Eagle Outfitters, Inc.	2,331
230	[1]	AutoZone, Inc.	28,895
17	[1]	CarMax, Inc.	976
24	[1]	Guess ?, Inc.	1,731
356		Limited Brands	9,947
24	[1]	Office Depot, Inc.	897
86		Sherwin-Williams Co.	5,943
		TOTAL	53,663
		Textiles, Apparel & Luxury Goods--3.2%
403	[1]	Coach, Inc.	18,482
22		Polo Ralph Lauren Corp., Class A	1,805
		TOTAL	20,287
		Trading Companies & Distributors--0.1%
9		Grainger (W.W.), Inc.	699
		TOTAL COMMON STOCKS	688,954
		TOTAL INVESTMENTS--107.9% (IDENTIFIED COST $623,511) [2]	688,954
		OTHER ASSETS AND LIABILITIES - NET--(7.9)%	(50,709)
		TOTAL NET ASSETS--100%	$638,245

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $623,511)		$688,954
Cash		10,382
Income receivable		37
Receivable for investments sold		14,456
Receivable for shares sold		178
TOTAL ASSETS		714,007
Liabilities:
Payable for investments purchased	$14,477
Payable for administrative personnel and services fee (Note 5)	31,725
Payable for transfer and dividend disbursing agent fees and expenses	20,657
Payable for Directors'/Trustees' fees	1,041
Payable for distribution services fee (Note 5)	259
Payable for shareholder services fee (Note 5)	103
Accrued expenses	7,500
TOTAL LIABILITIES		75,762
Net assets for 53,739 shares outstanding		$638,245
Net Assets Consist of:
Paid-in capital		$567,702
Net unrealized appreciation of investments		65,443
Accumulated net realized gain on investments		6,255
Accumulated net investment income (loss)		(1,155)
TOTAL NET ASSETS		$638,245
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($341,068 ÷ 28,663 shares outstanding), no par value, unlimited shares authorized		$11.90
Offering price per share		$11.90
Redemption proceeds per share		$11.90
Class A Shares:
Net asset value per share ($267,387 ÷ 22,538 shares outstanding), no par value, unlimited shares authorized		$11.86
Offering price per share (100/94.50 of $11.86) [1]		$12.55
Redemption proceeds per share		$11.86
Class C Shares:
Net asset value per share ($29,790 ÷ 2,538 shares outstanding), no par value, unlimited shares authorized		$11.74
Offering price per share (100/99.00 of $11.74) [1]		$11.86
Redemption proceeds per share (99.00/100 of $11.74) [1]		$11.62

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Dividends			$2,192
Interest			98
TOTAL INCOME			2,290
Expenses:
Investment adviser fee (Note 5)		$2,187
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		12,470
Transfer and dividend disbursing agent fees and expenses		33,252
Directors'/Trustees' fees		734
Auditing fees		7,310
Legal fees		4,537
Portfolio accounting fees		34,432
Distribution services fee--Class A Shares (Note 5)		177
Distribution services fee--Class C Shares (Note 5)		59
Shareholder services fee--Class A Shares (Note 5)		96
Shareholder services fee--Class C Shares (Note 5)		6
Share registration costs		22,709
Printing and postage		9,149
Insurance premiums		3,403
Miscellaneous		1,883
TOTAL EXPENSES		248,350
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(2,187)
Waiver of administrative personnel and services fee (Note 5)	(84,241)
Waiver of transfer and dividend disbursing agent fees and expenses	(13,090)
Waiver of portfolio accounting fees	(21,554)
Reimbursement of other operating expenses (Note 5)	(123,833)
TOTAL WAIVERS AND REIMBURSEMENT		(244,905)
Net expenses			3,445
Net investment income (loss)			(1,155)
Realized and Unrealized Gain on Investments:
Net realized gain on investments			8,772
Net change in unrealized appreciation of investments			60,332
Net realized and unrealized gain on investments			69,104
Change in net assets resulting from operations			$67,949

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Period Ended 7/31/2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,155)	$(2,184)
Net realized gain on investments	8,772	16,974
Net change in unrealized appreciation/depreciation on investments	60,332	5,111
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	67,949	19,901
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	(8,652)	--
Class A Shares	(8,224)	--
Class C Shares	(431)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,307)	--
Share Transactions:
Proceeds from sale of shares	412,057	528,722
Net asset value of shares issued to shareholders in payment of distributions declared	16,367	--
Cost of shares redeemed	(175,834)	(213,610)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	252,590	315,112
Change in net assets	303,232	335,013
Net Assets:
Beginning of period	335,013	--
End of period (including accumulated net investment income (loss) of $(1,155) and $0, respectively)	$638,245	$335,013

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Mid Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation.

MDT Mid Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on September 15, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,101	$118,431	31,504	$316,914
Shares issued to shareholders in payment of distributions declared	738	8,505	--	--
Shares redeemed	(3,253)	(36,014)	(10,427)	(115,165)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,586	$90,922	21,077	$201,749

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	24,314	$269,547	18,783	$206,180
Shares issued to shareholders in payment of distributions declared	659	7,567	--	--
Shares redeemed	(12,201)	(138,029)	(9,017)	(98,445)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	12,772	$139,085	9,766	$107,735

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,147	$24,079	523	$5,628
Shares issued to shareholders in payment of distributions declared	26	295	--	--
Shares redeemed	(158)	(1,791)	--	--
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,015	$22,583	523	$5,628
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	22,373	$252,590	31,366	$315,112

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

4. FEDERAL TAX INFORMATION

At January 31, 2007, the cost of investments for federal tax purposes was $623,511. The net unrealized appreciation of investments for federal tax purposes was $65,443. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $73,497 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,054.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.90% of the Fund's average daily net assets. Under the investment advisory contract, the Adviser is contractually obligated to waive, to the extent of its adviser fee, the amount, if any, by which the Fund's annual operating expenses exceed the following levels for each Class of the Fund:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser waived $2,187 of its fee and reimbursed $123,833 of other operating expenses.

For a period of three years after the fiscal year in which the Adviser waived or reimbursed Fund expenses, the Adviser may seek reimbursement from the Fund to the extent that the Fund's total annual operating expenses are less than the expense limitation. Due to the reorganization of the Fund, any expenses waived or reimbursed by the Adviser after December 8, 2006 may not be recovered by the Adviser.

Expenses waived/reimbursed by the Fund of $68,395 are subject to potential recovery by the expiration date of July 31, 2009.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (the "Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive the portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under its previous administrative services contract. In addition, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 13.046% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2007, FSC did not retain any fees paid by the Fund.

Sales Charges

For the six months ended January 31, 2007, FSC, the principal distributor, retained $205 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive a portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2007, were as follows:

Purchases	$701,578
Sales	$414,893

7. LINE OF CREDIT

The Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MDT MID CAP GROWTH FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May and June 2006. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with establishment of the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of MDTA LLC (the "Acquisition"), the investment adviser to the MDT Mid Cap Growth Fund (the "Predecessor Fund"). As part of that transaction, Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free reorganization (the "Proposed Reorganization"), which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a fund with substantially similar investment objectives and policies and the same portfolio manager(s) as the Predecessor Fund, but with sales, distribution and other shareholder services offered by the funds managed and distributed by affiliates of Federated.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated and directed the preparation of reports regarding the performance of, and fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

Because the Fund will employ the same portfolio managers and investment techniques, the Board reviewed the Predecessor Fund's performance compared to its benchmark as an indicator of how the Adviser will execute the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services were such as to warrant approval of the advisory contract. The Board noted that the Predecessor Fund and/or accounts managed by MDTA LLC with substantially similar investment objectives and policies underperformed its relevant benchmark on a gross basis for the one-year period and outperformed its relevant benchmark on a gross basis for the three-year period reviewed. The Board determined that reviewing performance on a gross basis was appropriate in this instance because the fee structure for separately managed accounts is not comparable for the Fund as discussed above.

The Senior Officer noted that the Fund's quantitative focus made it difficult to compare its fees and expenses to other peers, which varied widely in their complexity. He observed that the management of the Fund is among the more complex, relative to its peers and, consequently, that the advisory fee and projected net total expenses are at the high end compared to such peers. The Board reviewed the proposed fees and other expenses of the Fund with the Adviser and was satisfied that the proposed overall expense structure of the Fund appeared competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund. No changes were recommended to, and no objection was raised to the proposed advisory contract, and the Senior Officer noted that Federated proposed to provide appropriate administrative services to the Fund for the anticipated fees. The Board concluded that the nature, quality and scope of services to be provided to the Fund by the Adviser and its affiliates were satisfactory.

The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated Funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate. It was noted in this regard that the Adviser has agreed to limit the expenses of each class of the Fund at specified amounts for a two year period commencing on the date the Proposed Reorganization is consummated.

Federated furnished reports, requested by the Senior Officer, that made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R874
Cusip 31421R866

36358 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Mid Cap Growth Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2007	[1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$10.69		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.02	) [3]	(0.07	) [3]
Net realized and unrealized gain on investments	1.55		0.76
TOTAL FROM INVESTMENT OPERATIONS	1.53		0.69
Less Distributions:
Distributions from net realized gain on investments	(0.32)		--
Net Asset Value, End of Period	$11.90		$10.69
Total Return [4]	14.37%		6.90%

Ratios to Average Net Assets:
Net expenses	1.28	% [5]	1.77	% [5]
Net investment income (loss)	(0.36	)% [5]	(0.67	)% [5]
Expense waiver/reimbursement [6]	102.67	% [5]	27.33	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$341		$225
Portfolio turnover	86%		201%

1 MDT Mid Cap Growth Fund (the "Predecessor Fund") was reorganized into Federated MDT Mid Cap Growth Fund (the "Fund"), as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,143.70	$6.92
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.75	$6.51

1 Expenses are equal to the Fund's annualized net expense ratio of 1.28%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At January 31, 2007, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Health Care Providers & Services	11.7%
Aerospace & Defense	9.8%
Specialty Retail	8.4%
Industrial Conglomerates	7.5%
IT Services	5.8%
Machinery	5.3%
Pharmaceuticals	4.7%
Containers & Packaging	4.3%
Software	3.8%
Semiconductors & Semiconductor Equipment	3.7%
Electronic Equipment & Instruments	3.6%
Biotechnology	3.4%
Metals & Mining	3.2%
Textiles, Apparel & Luxury Goods	3.2%
Life Sciences Tools & Services	3.0%
Communications Equipment	2.5%
Health Care Equipment & Supplies	2.3%
Auto Components	2.2%
Capital Markets	2.2%
Electrical Equipment	2.2%
Multiline Retail	2.2%
Airlines	1.9%
Hotels, Restaurants & Leisure	1.9%
Chemicals	1.5%
Automobiles	1.3%
Commercial Services & Supplies	1.3%
Energy Equipment & Services	1.1%
Internet & Catalog Retail	1.1%
Other [2]	2.8%
Other Assets and Liabilities--Net [3]	(7.9)%
TOTAL	100.0%

1 Except for Other Assets and Liabilities, industry classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other".

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--107.9%
		Aerospace & Defense--9.8%
70	[1]	Alliant Techsystems, Inc.	$5,670
313		Goodrich (B.F.) Co.	15,343
380		Precision Castparts Corp.	33,778
111		Rockwell Collins	7,571
		TOTAL	62,362
		Airlines--1.9%
292	[1]	Continental Airlines, Inc., Class B	12,115
		Auto Components--2.2%
561	[1]	Goodyear Tire & Rubber Co.	13,851
		Automobiles--1.3%
122		Harley Davidson, Inc.	8,329
		Biotechnology--3.4%
230	[1]	Cephalon, Inc.	16,654
264	[1]	PDL BioPharma, Inc.	5,415
		TOTAL	22,069
		Building Products--0.7%
140		Lennox International, Inc.	4,248
		Capital Markets--2.2%
122	[1]	Affiliated Managers Group	13,591
17	[1]	TD Ameritrade Holding Corp.	301
		TOTAL	13,892
		Chemicals--1.5%
54		Celanese Corp.	1,417
374	[1]	Nalco Holding Co.	8,598
		TOTAL	10,015
		Commercial Services & Supplies--1.3%
30		Manpower, Inc.	2,188
148		Miller Herman, Inc.	5,565
7		Republic Services, Inc.	303
		TOTAL	8,056
Shares			Value
		COMMON STOCKS--continued
		Communications Equipment--2.5%
315		Harris Corp.	$16,008
		Computers & Peripherals--0.4%
44	[1]	Lexmark International Group, Class A	2,773
		Construction & Engineering--0.3%
20		Jacobs Engineering Group, Inc.	1,811
		Consumer Finance--0.3%
34	[1]	First Marblehead Corp.	1,849
		Containers & Packaging--4.3%
259		Ball Corp.	11,997
469	[1]	Pactiv Corp.	15,214
		TOTAL	27,211
		Diversified Telecommunication Services--0.1%
7		Embarq Corp.	388
		Electrical Equipment--2.2%
276		AMETEK, Inc.	9,566
84		Roper Industries, Inc.	4,361
		TOTAL	13,927
		Electronic Equipment & Instruments--3.6%
341		Amphenol Corp., Class A	23,092
2	[1]	Anixter International, Inc.	110
		TOTAL	23,202
		Energy Equipment & Services--1.1%
35	[1]	Cameron International Corp.	1,837
50		ENSCO International, Inc.	2,543
23	[1]	National-Oilwell, Inc.	1,395
7	[1]	Seacor Holdings, Inc.	709
14		Tidewater, Inc.	722
		TOTAL	7,206
		Health Care Equipment & Supplies--2.3%
54		Becton, Dickinson & Co.	4,155
167		Hillenbrand Industries, Inc.	9,521
27	[1]	Kinetic Concepts, Inc.	1,328
		TOTAL	15,004
Shares			Value
		COMMON STOCKS--continued
		Health Care Providers & Services--11.7%
467	[1]	Coventry Health Care, Inc.	$24,074
72	[1]	DaVita, Inc.	3,931
8	[1]	Health Net, Inc.	390
50	[1]	Humana, Inc.	2,775
470	[1]	Laboratory Corp. of America Holdings	34,517
100	[1]	Pediatrix Medical Group	5,254
47	[1]	Wellcare Health Plans, Inc.	3,642
		TOTAL	74,583
		Hotels, Restaurants & Leisure--1.9%
9		Brinker International, Inc.	284
93	[1]	Burger King Holdings, Inc.	1,931
70	[1]	Wynn Resorts Ltd.	7,822
32		Yum! Brands, Inc.	1,920
		TOTAL	11,957
		Household Durables--0.4%
111		Tempur-Pedic International, Inc.	2,642
		Household Products--0.1%
6	[1]	Energizer Holdings, Inc.	511
		IT Services--5.8%
316	[1]	Alliance Data Systems Corp.	21,466
75	[1]	Cognizant Technology Solutions Corp.	6,397
273	[1]	Gartner Group, Inc., Class A	5,968
83		Global Payments, Inc.	3,134
		TOTAL	36,965
		Independent Power Producers & Energy Traders--0.3%
90	[1]	AES Corp.	1,871
		Industrial Conglomerates--7.5%
419	[1]	McDermott International, Inc.	21,637
280		Textron Inc.	26,088
		TOTAL	47,725
		Internet & Catalog Retail--1.1%
31	[1]	Amazon.com, Inc.	1,168
129	[1]	Nutri/System, Inc.	5,682
		TOTAL	6,850
Shares			Value
		COMMON STOCKS--continued
		Leisure Equipment & Products--0.1%
17		Polaris Industries, Inc., Class A	$795
		Life Sciences Tools & Services--3.0%
338	[1]	Waters Corp.	19,161
		Machinery--5.3%
176	[1]	Gardner Denver, Inc.	6,785
5		Harsco Corp.	429
35		IDEX Corp.	1,816
31		Joy Global, Inc.	1,441
239		Manitowoc, Inc.	12,394
95		PACCAR, Inc.	6,353
92		Toro Co.	4,717
		TOTAL	33,935
		Media--0.0%
7		E.W. Scripps Co., Class A	342
		Metals & Mining--3.2%
136		Allegheny Technologies, Inc.	14,075
104	[1]	Southern Copper Corp.	6,500
		TOTAL	20,575
		Multiline Retail--2.2%
74		Nordstrom, Inc.	4,123
124		Penney (J.C.) Co., Inc.	10,074
		TOTAL	14,197
		Pharmaceuticals--4.7%
84	[1]	Forest Laboratories, Inc., Class A	4,713
444	[1]	Sepracor, Inc.	25,335
		TOTAL	30,048
		Semiconductors & Semiconductor Equipment--3.7%
29		KLA-Tencor Corp.	1,428
13	[1]	Lam Research Corp.	596
395	[1]	MEMC Electronic Materials, Inc.	20,698
26	[1]	NVIDIA Corp.	797
		TOTAL	23,519
Shares			Value
		COMMON STOCKS--continued
		Software--3.8%
54	[1]	Autodesk, Inc.	$2,361
119	[1]	Electronic Arts, Inc.	5,950
124		FactSet Research Systems	7,202
221		Fair Isaac & Co., Inc.	8,800
		TOTAL	24,313
		Specialty Retail--8.4%
37		Abercrombie & Fitch Co., Class A	2,943
72		American Eagle Outfitters, Inc.	2,331
230	[1]	AutoZone, Inc.	28,895
17	[1]	CarMax, Inc.	976
24	[1]	Guess ?, Inc.	1,731
356		Limited Brands	9,947
24	[1]	Office Depot, Inc.	897
86		Sherwin-Williams Co.	5,943
		TOTAL	53,663
		Textiles, Apparel & Luxury Goods--3.2%
403	[1]	Coach, Inc.	18,482
22		Polo Ralph Lauren Corp., Class A	1,805
		TOTAL	20,287
		Trading Companies & Distributors--0.1%
9		Grainger (W.W.), Inc.	699
		TOTAL COMMON STOCKS	688,954
		TOTAL INVESTMENTS--107.9% (IDENTIFIED COST $623,511) [2]	688,954
		OTHER ASSETS AND LIABILITIES - NET--(7.9)%	(50,709)
		TOTAL NET ASSETS--100%	$638,245

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $623,511)		$688,954
Cash		10,382
Income receivable		37
Receivable for investments sold		14,456
Receivable for shares sold		178
TOTAL ASSETS		714,007
Liabilities:
Payable for investments purchased	$14,477
Payable for administrative personnel and services fee (Note 5)	31,725
Payable for transfer and dividend disbursing agent fees and expenses	20,657
Payable for Directors'/Trustees' fees	1,041
Payable for distribution services fee (Note 5)	259
Payable for shareholder services fee (Note 5)	103
Accrued expenses	7,500
TOTAL LIABILITIES		75,762
Net assets for 53,739 shares outstanding		$638,245
Net Assets Consist of:
Paid-in capital		$567,702
Net unrealized appreciation of investments		65,443
Accumulated net realized gain on investments		6,255
Accumulated net investment income (loss)		(1,155)
TOTAL NET ASSETS		$638,245
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($341,068 ÷ 28,663 shares outstanding), no par value, unlimited shares authorized		$11.90
Offering price per share		$11.90
Redemption proceeds per share		$11.90
Class A Shares:
Net asset value per share ($267,387 ÷ 22,538 shares outstanding), no par value, unlimited shares authorized		$11.86
Offering price per share (100/94.50 of $11.86) [1]		$12.55
Redemption proceeds per share		$11.86
Class C Shares:
Net asset value per share ($29,790 ÷ 2,538 shares outstanding), no par value, unlimited shares authorized		$11.74
Offering price per share (100/99.00 of $11.74) [1]		$11.86
Redemption proceeds per share (99.00/100 of $11.74) [1]		$11.62

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Dividends			$2,192
Interest			98
TOTAL INCOME			2,290
Expenses:
Investment adviser fee (Note 5)		$2,187
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		12,470
Transfer and dividend disbursing agent fees and expenses		33,252
Directors'/Trustees' fees		734
Auditing fees		7,310
Legal fees		4,537
Portfolio accounting fees		34,432
Distribution services fee--Class A Shares (Note 5)		177
Distribution services fee--Class C Shares (Note 5)		59
Shareholder services fee--Class A Shares (Note 5)		96
Shareholder services fee--Class C Shares (Note 5)		6
Share registration costs		22,709
Printing and postage		9,149
Insurance premiums		3,403
Miscellaneous		1,883
TOTAL EXPENSES		248,350
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(2,187)
Waiver of administrative personnel and services fee (Note 5)	(84,241)
Waiver of transfer and dividend disbursing agent fees and expenses	(13,090)
Waiver of portfolio accounting fees	(21,554)
Reimbursement of other operating expenses (Note 5)	(123,833)
TOTAL WAIVERS AND REIMBURSEMENT		(244,905)
Net expenses			3,445
Net investment income (loss)			(1,155)
Realized and Unrealized Gain on Investments:
Net realized gain on investments			8,772
Net change in unrealized appreciation of investments			60,332
Net realized and unrealized gain on investments			69,104
Change in net assets resulting from operations			$67,949

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Period Ended 7/31/2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,155)	$(2,184)
Net realized gain on investments	8,772	16,974
Net change in unrealized appreciation/depreciation on investments	60,332	5,111
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	67,949	19,901
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	(8,652)	--
Class A Shares	(8,224)	--
Class C Shares	(431)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,307)	--
Share Transactions:
Proceeds from sale of shares	412,057	528,722
Net asset value of shares issued to shareholders in payment of distributions declared	16,367	--
Cost of shares redeemed	(175,834)	(213,610)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	252,590	315,112
Change in net assets	303,232	335,013
Net Assets:
Beginning of period	335,013	--
End of period (including accumulated net investment income (loss) of $(1,155) and $0, respectively)	$638,245	$335,013

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Mid Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation.

MDT Mid Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on September 15, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,101	$118,431	31,504	$316,914
Shares issued to shareholders in payment of distributions declared	738	8,505	--	--
Shares redeemed	(3,253)	(36,014)	(10,427)	(115,165)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,586	$90,922	21,077	$201,749

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	24,314	$269,547	18,783	$206,180
Shares issued to shareholders in payment of distributions declared	659	7,567	--	--
Shares redeemed	(12,201)	(138,029)	(9,017)	(98,445)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	12,772	$139,085	9,766	$107,735

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,147	$24,079	523	$5,628
Shares issued to shareholders in payment of distributions declared	26	295	--	--
Shares redeemed	(158)	(1,791)	--	--
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,015	$22,583	523	$5,628
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	22,373	$252,590	31,366	$315,112

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

4. FEDERAL TAX INFORMATION

At January 31, 2007, the cost of investments for federal tax purposes was $623,511. The net unrealized appreciation of investments for federal tax purposes was $65,443. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $73,497 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,054.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.90% of the Fund's average daily net assets. Under the investment advisory contract, the Adviser is contractually obligated to waive, to the extent of its adviser fee, the amount, if any, by which the Fund's annual operating expenses exceed the following levels for each Class of the Fund:

Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser waived $2,187 of its fee and reimbursed $123,833 of other operating expenses.

For a period of three years after the fiscal year in which the Adviser waived or reimbursed Fund expenses, the Adviser may seek reimbursement from the Fund to the extent that the Fund's total annual operating expenses are less than the expense limitation. Due to the reorganization of the Fund, any expenses waived or reimbursed by the Adviser after December 8, 2006 may not be recovered by the Adviser.

Expenses waived/reimbursed by the Fund of $68,395 are subject to potential recovery by the expiration date of July 31, 2009.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (the "Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive the portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under its previous administrative services contract. In addition, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 13.046% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC:

Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2007, FSC did not retain any fees paid by the Fund.

Sales Charges

For the six months ended January 31, 2007, FSC, the principal distributor, retained $205 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive a portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2007, were as follows:

Purchases	$701,578
Sales	$414,893

7. LINE OF CREDIT

The Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MDT MID CAP GROWTH FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May and June 2006. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with establishment of the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of MDTA LLC (the "Acquisition"), the investment adviser to the MDT Mid Cap Growth Fund (the "Predecessor Fund"). As part of that transaction, Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free reorganization (the "Proposed Reorganization"), which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a fund with substantially similar investment objectives and policies and the same portfolio manager(s) as the Predecessor Fund, but with sales, distribution and other shareholder services offered by the funds managed and distributed by affiliates of Federated.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund market-place.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated and directed the preparation of reports regarding the performance of, and fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

Because the Fund will employ the same portfolio managers and investment techniques, the Board reviewed the Predecessor Fund's performance compared to its benchmark as an indicator of how the Adviser will execute the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant approval of the advisory contract. The Board noted that the Predecessor Fund and/or accounts managed by MDTA LLC with substantially similar investment objectives and policies underperformed its relevant benchmark on a gross basis for the one-year period and outperformed its relevant benchmark on a gross basis for the three-year period reviewed. The Board determined that reviewing performance on a gross basis was appropriate in this instance because the fee structure for separately managed accounts is not comparable for the Fund as discussed above.

The Senior Officer noted that the Fund's quantitative focus made it difficult to compare its fees and expenses to other peers, which varied widely in their complexity. He observed that the management of the Fund is among the more complex, relative to its peers and, consequently, that the advisory fee and projected net total expenses are at the high end compared to such peers. The Board reviewed the proposed fees and other expenses of the Fund with the Adviser and was satisfied that the proposed overall expense structure of the Fund appeared competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund. No changes were recommended to, and no objection was raised to the proposed advisory contract, and the Senior Officer noted that Federated proposed to provide appropriate administrative services to the Fund for the anticipated fees. The Board concluded that the nature, quality and scope of services to be provided to the Fund by the Adviser and its affiliates were satisfactory.

The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate. It was noted in this regard that the Adviser has agreed to limit the expenses of each class of the Fund at specified amounts for a two year period commencing on the date the Proposed Reorganization is consummated.

Federated furnished reports, requested by the Senior Officer, that made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R858

36360 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Small Cap Core Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2007	[1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$11.11		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.04	) [3]	(0.13	) [3]
Net realized and unrealized gain on investments	1.52		1.24
TOTAL FROM INVESTMENT OPERATIONS	1.48		1.11
Net Asset Value, End of Period	$12.59		$11.11
Total Return [4]	13.32%		11.10%

Ratios to Average Net Assets:
Net expenses	1.75	% [5]	2.01	% [5]
Net investment income (loss)	(0.75	)% [5]	(1.16	)% [5]
Expense waiver/reimbursement [6]	12.39	% [5]	9.41	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,085		$324
Portfolio turnover	121%		209%

1 The MDT Small Cap Core Fund (the "Predecessor Fund") was reorganized into Federated MDT Small Cap Core Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2007	[1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$11.05		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.09	) [3]	(0.23	) [3]
Net realized and unrealized gain on investments	1.51		1.28
TOTAL FROM INVESTMENT OPERATIONS	1.42		1.05
Net Asset Value, End of Period	$12.47		$11.05
Total Return [4]	12.85%		10.50%

Ratios to Average Net Assets:
Net expenses	2.50	% [5]	2.76	% [5]
Net investment income (loss)	(1.50	)% [5]	(1.91	)% [5]
Expense waiver/reimbursement [6]	12.73	% [5]	9.41	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,121		$1,505
Portfolio turnover	121%		209%

1 The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,133.20	$ 9.41
Class C Shares	$1,000	$1,128.50	$13.41
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.38	$ 8.89
Class C Shares	$1,000	$1,012.60	$12.68

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.75%
Class C Shares	2.50%

Portfolio of Investments Summary Table

At January 31, 2007, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Specialty Retail	9.7%
Insurance	7.2%
Electronic Equipment & Instruments	6.5%
Commercial Banks	5.5%
Textiles, Apparel & Luxury Goods	4.8%
Software	4.4%
Metals & Mining	4.3%
Commercial Services & Supplies	4.1%
Machinery	3.6%
Chemicals	3.5%
Health Care Providers & Services	3.5%
Thrifts & Mortgage Finance	3.5%
Energy Equipment & Services	3.1%
Marine	2.5%
Containers & Packaging	2.2%
Household Durables	2.1%
Personal Products	2.0%
Capital Markets	1.8%
Communications Equipment	1.8%
Leisure Equipment & Products	1.8%
Electrical Equipment	1.7%
Consumer Finance	1.6%
Internet & Catalog Retail	1.5%
Internet Software & Services	1.5%
Pharmaceuticals	1.5%
Trading Companies & Distributors	1.5%
Construction Materials	1.4%
Health Care Equipment & Supplies	1.3%
Hotels, Restaurants & Leisure	1.3%
Air Freight & Logistics	1.1%
Semiconductors & Semiconductor Equipment	1.1%
Aerospace & Defense	1.0%
Computers & Peripherals	1.0%
Other [2]	5.3%
Cash Equivalents [3]	1.3%
Other Assets and Liabilities--Net [4]	(2.0)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--100.7%
		Aerospace & Defense--1.0%
194	[1]	Esterline Technologies Corp.	$7,754
766		Triumph Group, Inc.	43,049
		TOTAL	50,803
		Air Freight & Logistics--1.1%
532	[1]	Atlas Air Worldwide Holdings, Inc.	25,509
1,035	[1]	Hub Group, Inc., Class A	30,905
		TOTAL	56,414
		Auto Components--0.6%
472	[1]	Aftermarket Technology Co.	10,176
520	[1]	Lear Corp.	17,607
		TOTAL	27,783
		Beverages--0.2%
504		MGP Ingredients, Inc.	11,123
		Biotechnology--0.2%
151	[1]	United Therapeutics Corp.	8,094
		Building Products--0.9%
997		Apogee Enterprises, Inc.	18,973
144	[1]	NCI Building System, Inc.	8,197
315		Universal Forest Products, Inc.	15,404
		TOTAL	42,574
		Capital Markets--1.8%
1,271		Cohen & Steers, Inc.	61,961
578	[1]	Knight Capital Group, Inc., Class A	10,444
272	[1]	Penson Worldwide, Inc.	7,290
154	[1]	Piper Jaffray Cos., Inc.	10,617
		TOTAL	90,312
		Chemicals--3.5%
471		CF Industries Holdings, Inc.	14,366
280		FMC Corp.	21,798
1,410		Fuller (H.B.) Co.	36,477
3,882	[1]	Hercules, Inc.	76,126
574		Koppers Holdings, Inc.	14,585
Shares			Value
		COMMON STOCKS--continued
		Chemicals--continued
86		Minerals Technologies, Inc.	$4,994
209		Spartech Corp.	5,856
		TOTAL	174,202
		Commercial Banks--5.5%
1,001		CVB Financial Corp.	12,506
1,163		Central Pacific Financial Corp.	45,450
814		Citizens Banking Corp.	19,951
313		City Holding Co.	12,551
216		Community Banks, Inc.	5,489
74		Community Trust Bancorp, Inc.	2,893
897		FNB Corp.	15,778
497		Independent Bank Corp.- Michigan	10,969
211		Integra Bank Corp.	5,227
197		NBT Bancorp, Inc.	4,886
258		Old National Bancorp	4,835
984		Pacific Capital Bancorp	31,449
197		Park National Corp.	19,410
40		Preferred Bank Los Angeles, CA	2,615
497		Provident Bankshares Corp.	17,614
301		S & T Bancorp, Inc.	10,433
248		Sterling Financial Corp.	5,669
146		Taylor Capital Group, Inc.	5,544
733		Trustmark Corp.	21,594
446		United Bankshares, Inc.	16,288
42		WestAmerica Bancorp.	2,094
		TOTAL	273,245
		Commercial Services & Supplies--4.1%
115		Administaff, Inc.	4,708
520	[1]	Consolidated Graphics, Inc.	32,240
457		Deluxe Corp.	13,673
389	[1]	Huron Consulting Group, Inc.	20,170
1,161		Knoll, Inc.	25,530
296	[1]	Layne Christensen Co.	10,369
279		Team, Inc.	9,528
2,111	[1]	TeleTech Holdings, Inc.	56,891
836	[1]	Volt Information Science, Inc.	29,543
		TOTAL	202,652
Shares			Value
		COMMON STOCKS--continued
		Communications Equipment--1.8%
478	[1]	Anaren Microwave, Inc.	$7,887
800	[1]	Arris Group, Inc.	11,376
1,380	[1]	C-COR Electronics, Inc.	18,892
853	[1]	Comtech Telecommunications Corp.	30,708
411	[1]	Oplink Communications, Inc.	7,801
624		Plantronics, Inc.	12,293
		TOTAL	88,957
		Computers & Peripherals--1.0%
2,083	[1]	Brocade Communications Systems, Inc.	17,872
897	[1]	SimpleTech, Inc.	9,813
837	[1]	Synaptics, Inc.	22,649
		TOTAL	50,334
		Construction & Engineering--0.7%
1,101	[1]	Perini Corp.	33,272
		Construction Materials--1.4%
197	[1]	Headwaters, Inc.	4,476
858		Texas Industries, Inc.	62,994
		TOTAL	67,470
		Consumer Finance--1.6%
867		Advanta Corp., Class B	40,237
862	[1]	Ezcorp, Inc., Class A	14,421
1,061	[1]	First Cash Financial Services, Inc.	24,912
		TOTAL	79,570
		Containers & Packaging--2.2%
613		Greif Brothers Corp., Class A	70,072
1,172		Rock-Tenn Co., Class A	38,348
		TOTAL	108,420
		Distributors--0.1%
356	[1]	Audiovox Corp., Class A	5,490
		Diversified Consumer Services--0.4%
376	[1]	Vertrue, Inc.	17,480
		Diversified Telecommunication Services--0.5%
1,567		Alaska Communications Systems Holdings, Inc.	25,323
		Electrical Equipment--1.7%
902	[1]	II-VI, Inc.	27,096
941		Regal Beloit Corp.	47,351
209		Woodward Governor Co.	8,745
		TOTAL	83,192
Shares			Value
		COMMON STOCKS--continued
		Electronic Equipment & Instruments--6.5%
1,016	[1]	Anixter International, Inc.	$56,154
2,300	[1]	Benchmark Electronics, Inc.	52,095
370	[1]	Checkpoint Systems, Inc.	6,952
1,581		Daktronics, Inc.	54,655
484	[1]	Faro Technologies, Inc.	11,994
1,322	[1]	Insight Enterprises, Inc.	26,876
97	[1]	Itron, Inc.	5,591
442		Keithley Instruments, Inc.	6,219
1,084	[1]	Newport Corp.	21,637
184		Park Electrochemical Corp.	4,911
1,634	[1]	Smart Modular Technologies (WWH), Inc.	20,294
814	[1]	Synnex Corp.	15,629
1,590		Technitrol, Inc.	35,012
389	[1]	Zygo Corp.	5,971
		TOTAL	323,990
		Energy Equipment & Services--3.1%
623	[1]	Hornbeck Offshore Services, Inc.	17,145
92	[1]	Hydril Co.	7,277
1,529	[1]	Input/Output, Inc.	20,932
410		Lufkin Industries, Inc.	24,539
749	[1]	Oceaneering International, Inc.	29,563
450	[1]	Oil States International, Inc.	12,969
741	[1]	Superior Energy Services, Inc.	22,467
629	[1]	Trico Marine Services, Inc.	20,461
		TOTAL	155,353
		Food & Staples Retailing--0.2%
136		Longs Drug Stores Corp.	5,848
114	[1]	The Pantry, Inc.	5,564
		TOTAL	11,412
		Gas Utilities--0.2%
291		Laclede Group, Inc.	9,452
		Health Care Equipment & Supplies--1.3%
240	[1]	Cholestech Corp.	4,039
558	[1]	Immucor, Inc.	17,599
287	[1]	Palomar Medical Technologies, Inc.	14,281
424	[1]	Zoll Medical Corp.	26,593
		TOTAL	62,512
Shares			Value
		COMMON STOCKS--continued
		Health Care Providers & Services--3.5%
1,475	[1]	Amerigroup Corp.	$53,484
1,610	[1]	Centene Corp.	40,121
405	[1]	Corvel Corp.	19,088
1,534	[1]	Healthspring, Inc.	30,174
667	[1]	Nighthawk Radiology Holdings, Inc.	16,815
309	[1]	Psychiatric Solutions, Inc.	12,032
		TOTAL	171,714
		Hotels, Restaurants & Leisure--1.3%
313	[1]	Buffalo Wild Wings, Inc.	15,925
288	[1]	Life Time Fitness, Inc.	15,610
894		Marcus Corp.	21,376
271		Speedway Motorsports, Inc.	10,455
		TOTAL	63,366
		Household Durables--2.1%
268	[1]	Directed Electronics, Inc.	2,680
194		Ethan Allen Interiors, Inc.	7,308
557	[1]	Helen of Troy Ltd.	13,429
2,207		Tempur-Pedic International, Inc.	52,527
1,129		Tupperware Brands Corp.	26,340
		TOTAL	102,284
		IT Services--0.3%
252	[1]	Covansys Corp.	5,688
927		InfoUSA, Inc.	11,133
		TOTAL	16,821
		Insurance--7.2%
304	[1]	American Physicians Capital, Inc.	11,765
1,078	[1]	CNA Surety Corp.	22,908
444		Delphi Financial Group, Inc., Class A	17,511
436		EMC Insurance Group, Inc.	14,663
220		FBL Financial Group, Inc., Class A	8,538
410	[1]	FPIC Insurance Group, Inc.	17,995
339		Harleysville Group, Inc.	11,526
1,247		Horace Mann Educators Corp.	24,728
187		Infinity Property & Casualty	8,946
231		Midland Co.	10,621
505		National Interstate Corp.	13,600
183		Nymagic, Inc.	7,454
678		Odyssey Re Holdings Corp.	26,747
Shares			Value
		COMMON STOCKS--continued
		Insurance--continued
833		Ohio Casualty Corp.	$24,607
114	[1]	ProAssurance Corp.	5,790
288		RLI Corp.	15,938
562		Safety Insurance Group, Inc.	27,448
664		Selective Insurance Group, Inc.	34,163
296		State Auto Financial Corp.	9,525
582		Stewart Information Services Corp.	24,467
346		Zenith National Insurance Corp.	15,812
		TOTAL	354,752
		Internet & Catalog Retail--1.5%
1,726	[1]	Priceline.com, Inc.	73,562
		Internet Software & Services--1.5%
1,235	[1]	Interwoven, Inc.	19,390
165	[1]	Travelzoo, Inc.	5,042
677		United Online, Inc.	9,505
1,031	[1]	ValueClick, Inc.	26,311
921	[1]	Vignette Corp.	16,504
		TOTAL	76,752
		Leisure Equipment & Products--1.8%
2,982	[1]	Marvel Entertainment, Inc.	83,257
457	[1]	Smith & Wesson Holding Corp.	5,073
		TOTAL	88,330
		Machinery--3.6%
93		Actuant Corp., Class A	4,630
558	[1]	Astec Industries, Inc.	20,094
1,256		Briggs & Stratton Corp.	37,228
545		Cascade Corp.	29,277
1,031	[1]	Gardner Denver, Inc.	39,745
481		Gorman Rupp Co.	19,432
176		Hurco Co., Inc.	5,827
154		Lincoln Electric Holdings	9,359
42	[1]	Middleby Corp.	4,695
143		Nordson Corp.	7,396
		TOTAL	177,683
		Marine--2.5%
1,156	[1]	American Commercial Lines, Inc.	81,429
1,450		Horizon Lines, Inc.	43,138
		TOTAL	124,567
Shares			Value
		COMMON STOCKS--continued
		Media--0.5%
121		Arbitron, Inc.	$5,611
493		Media General, Inc., Class A	19,725
		TOTAL	25,336
		Metals & Mining--4.3%
365	[1]	AK Steel Holding Corp.	7,680
195		AMCOL International Corp.	5,862
748	[1]	Brush Engineered Materials, Inc.	24,751
1,807		Chaparral Steel Co.	92,663
458		Cleveland Cliffs, Inc.	25,034
679		Commercial Metals Corp.	18,408
289		Metal Management, Inc.	11,861
244	[1]	RTI International Metals	19,947
193		Ryerson, Inc.	6,054
		TOTAL	212,260
		Oil, Gas & Consumable Fuels--0.2%
217	[1]	General Maritime Corp.	7,918
185		OMI Corp.	4,081
		TOTAL	11,999
		Personal Products--2.0%
1,624	[1]	NBTY, Inc.	84,204
1,032	[1]	Prestige Brands Holdings, Inc.	13,117
		TOTAL	97,321
		Pharmaceuticals--1.5%
1,151		Medicis Pharmaceutical Corp., Class A	43,657
1,330	[1]	Sciele Pharma, Inc.	31,588
		TOTAL	75,245
		Road & Rail--0.3%
1	[1]	Celadon Group, Inc.	17
715		Werner Enterprises, Inc.	13,592
		TOTAL	13,609
		Semiconductors & Semiconductor Equipment--1.1%
717	[1]	Actel Corp.	12,806
786	[1]	Atheros Communications	18,675
3,655	[1]	Skyworks Solutions, Inc.	24,013
		TOTAL	55,494
Shares			Value
		COMMON STOCKS--continued
		Software--4.4%
506	[1]	Hyperion Solutions Corp.	$21,363
2,067	[1]	Mentor Graphics Corp.	38,446
826	[1]	Parametric Technology Corp.	16,371
449		Quality Systems, Inc.	19,051
2,688	[1]	THQ, Inc.	81,446
3,754	[1]	Tibco Software, Inc.	34,837
392	[1]	VASCO Data Security International, Inc.	5,762
		TOTAL	217,276
		Specialty Retail--9.7%
616		Asbury Automotive Group, Inc.	15,067
1,284		Buckle, Inc.	43,117
322	[1]	Casual Male Retail Group, Inc.	4,019
108	[1]	Children's Place Retail Stores, Inc.	5,855
818	[1]	DSW, Inc., Class A	32,794
1,010	[1]	Dick's Sporting Goods, Inc.	52,005
229	[1]	Dress Barn, Inc.	5,146
126	[1]	Genesco, Inc.	4,963
797		Group 1 Automotive, Inc.	42,241
911	[1]	Guess ?, Inc.	65,692
1,412	[1]	Gymboree Corp.	61,126
1,250	[1]	Hibbett Sporting Goods, Inc.	40,138
314		Lithia Motors, Inc., Class A	9,024
1,883	[1]	Rent-A-Center, Inc.	55,473
169		Sonic Automotive, Inc., Class A	5,298
1,459	[1]	Zale Corp.	40,152
		TOTAL	482,110
		Textiles, Apparel & Luxury Goods--4.8%
1,324		Brown Shoe Co., Inc.	71,959
1,693	[1]	Crocs, Inc.	85,226
111	[1]	Deckers Outdoor Corp.	6,472
875		K-Swiss, Inc., Class A	27,668
94		Oxford Industries, Inc.	4,492
1,542	[1]	Warnaco Group, Inc.	43,623
		TOTAL	239,440
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Thrifts & Mortgage Finance--3.5%
331		Anchor Bancorp Wisconsin, Inc.	$9,884
346		City Bank Lynwood, WA	11,764
148		First Financial Holdings, Inc.	5,250
686	[1]	FirstFed Financial Corp.	47,300
814		MAF Bancorp, Inc.	36,581
685		PFF Bancorp, Inc.	23,201
432		TierOne Corp.	13,012
310	[1]	Triad Guaranty, Inc.	15,965
130		WSFS Financial Corp.	9,021
		TOTAL	171,978
		Trading Companies & Distributors--1.5%
1,094		Applied Industrial Technologies, Inc.	26,825
400	[1]	H&E Equipment Services, Inc.	9,416
288	[1]	Rush Enterprises, Inc., Class A	5,276
1,084	[1]	TransDigm Group, Inc.	34,525
		TOTAL	76,042
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,560,860)	4,987,370
		REPURCHASE AGREEMENT--1.3%
$63,000		Interest in $250,000,000 joint repurchase agreement 5.23%, dated 1/31/2007, under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2016 for $250,036,319 on 2/1/2007. The market value of the underlying securities at the end of the period was $255,000,001. (AT COST)	63,000
		TOTAL INVESTMENTS--102.0% (IDENTIFIED COST $4,623,860) [2]	5,050,370
		OTHER ASSETS AND LIABILITIES - NET--(2.0)%	(99,660)
		TOTAL NET ASSETS--100%	$4,950,710
1 Non-income producing security.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $4,623,860)		$5,050,370
Cash		271
Income receivable		1,361
Receivable for investments sold		163,644
Receivable for shares sold		9,908
TOTAL ASSETS		5,225,554
Liabilities:
Payable for investments purchased	$165,037
Payable for shares redeemed	10,856
Payable for administrative personnel and services fee (Note 5)	32,529
Payable for transfer and dividend disbursing agent fees and expenses	31,553
Payable for Directors'/Trustees' fees	1,218
Payable for portfolio accounting fees	16,493
Payable for distribution services fee (Note 5)	10,240
Payable for shareholder services fee (Note 5)	1,084
Accrued expenses	5,834
TOTAL LIABILITIES		274,844
Net assets for 394,513 shares outstanding		$4,950,710
Net Assets Consist of:
Paid-in capital		$4,540,019
Net unrealized appreciation of investments		426,510
Accumulated net realized gain on investments		4,550
Accumulated net investment income (loss)		(20,369)
TOTAL NET ASSETS		$4,950,710
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($1,744,018 ÷ 138,124 shares outstanding), no par value, unlimited shares authorized		$12.63
Offering price per share		$12.63
Redemption proceeds per share		$12.63
Class A Shares:
Net asset value per share ($1,085,381 ÷ 86,244 shares outstanding), no par value, unlimited shares authorized		$12.59
Offering price per share (100/94.50 of $12.59) [1]		$13.32
Redemption proceeds per share		$12.59
Class C Shares:
Net asset value per share ($2,121,311 ÷ 170,145 shares outstanding), no par value, unlimited shares authorized		$12.47
Offering price per share (100/99.00 of $12.47) [1]		$12.60
Redemption proceeds per share (99.00/100 of $12.47) [1]		$12.35

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Dividends			$19,540
Interest			1,219
TOTAL INCOME			20,759
Expenses:
Investment adviser fee (Note 5)		$25,149
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		16,888
Transfer and dividend disbursing agent fees and expenses		44,792
Directors'/Trustees' fees		790
Auditing fees		7,310
Legal fees		4,537
Portfolio accounting fees		37,414
Distribution services fee--Class A Shares (Note 5)		712
Distribution services fee--Class C Shares (Note 5)		8,334
Shareholder services fee--Class A Shares (Note 5)		361
Shareholder services fee--Class C Shares (Note 5)		723
Share registration costs		23,830
Printing and postage		10,076
Insurance premiums		3,469
Miscellaneous		1,863
TOTAL EXPENSES		302,194
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(25,149)
Waiver of administrative personnel and services fee (Note 5)	(83,329)
Waiver of transfer and dividend disbursing agent fees and expenses	(13,502)
Waiver of portfolio accounting fees	(20,630)
Reimbursement of other operating expenses (Note 5)	(118,456)
TOTAL WAIVERS AND REIMBURSEMENT		(261,066)
Net expenses			41,128
Net investment income (loss)			(20,369)
Realized and Unrealized Gain on Investments:
Net realized gain on investments			77,749
Net change in unrealized depreciation of investments			478,070
Net realized and unrealized gain on investments			555,819
Change in net assets resulting from operations			$535,450

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Period Ended 7/31/2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(20,369)	$(12,564)
Net realized gain (loss) on investments	77,749	(73,199)
Net change in unrealized appreciation/depreciation on investments	478,070	(51,560)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	535,450	(137,323)
Share Transactions:
Proceeds from sale of shares	2,133,420	2,847,202
Cost of shares redeemed	(331,538)	(96,501)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,801,882	2,750,701
Change in net assets	2,337,332	2,613,378
Net Assets:
Beginning of period	2,613,378	--
End of period (including accumulated net investment income (loss) of $(20,369) and $0, respectively)	$4,950,710	$2,613,378

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Small Cap Core Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation.

MDT Small Cap Core Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on September 15, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	74,759	$850,079	75,245	$874,307
Shares redeemed	(6,958)	(83,512)	(4,922)	(55,079)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	67,801	$766,567	70,323	$819,228

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	65,127	$734,089	32,910	$383,376
Shares redeemed	(8,076)	(95,259)	(3,718)	(40,206)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	57,051	$638,830	29,192	$343,170

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	47,578	$549,252	136,302	$1,589,519
Shares redeemed	(13,635)	(152,767)	(100)	(1,216)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	33,943	$396,485	136,202	$1,588,303
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	158,795	$1,801,882	235,717	$2,750,701

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

4. FEDERAL TAX INFORMATION

At January 31, 2007, the cost of investments for federal tax purposes was $4,623,860. The net unrealized appreciation of investments for federal tax purposes was $426,510. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $498,986 and net unrealized depreciation from investments for those securities having an excess of cost over value of $72,476.

At July 31, 2006, the Fund had a capital loss carryforward of $1,329 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2014.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.15% of the Fund's average daily net assets. Prior to December 8, 2006, the Adviser received an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets. Under the investment advisory contract, the Adviser is contractually obligated to waive, to the extent of its adviser fee, the amount, if any, by which the Fund's annual operating expenses exceed the following levels for each Class of the Fund:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser waived $25,149 of its fee and reimbursed $118,456 of other operating expenses.

For a period of three years after the fiscal year in which the Adviser waived or reimbursed Fund expenses, the Adviser may seek reimbursement from the Fund to the extent that the Fund's total annual operating expenses are less than the expense limitation. Due to the reorganization of the Fund, any expenses waived or reimbursed by the Adviser after December 8, 2006 may not be recovered by the Adviser.

Expenses waived/reimbursed by the Fund of $72,863 are subject to potential recovery by the expiration date of July 31, 2009.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (the "Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive the portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under its previous administrative services contract. In addition, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 1.579% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2007, FSC retained $7,193 of fees paid by the Fund.

Sales Charges

For the six months ended January 31, 2007, FSC, the principal distributor, retained $358 in sales charges from the sale of Class A Shares. FSC also retained $1,067 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2007, were as follows:

Purchases	$6,746,949
Sales	$4,882,552

7. LINE OF CREDIT

The Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MDT SMALL CAP CORE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May and June 2006. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with establishment of the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of MDTA LLC (the "Acquisition"), the investment adviser to the MDT Small Cap Core Fund (the "Predecessor Fund"). As part of that transaction, Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free reorganization (the "Proposed Reorganization"), which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a fund with substantially similar investment objectives and policies and the same portfolio manager(s) as the Predecessor Fund, but with sales, distribution and other shareholder services offered by the funds managed and distributed by affiliates of Federated.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated and directed the preparation of reports regarding the performance of, and fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

Because the Fund will employ the same portfolio managers and investment techniques, the Board reviewed the Predecessor Fund's performance compared to its benchmark as an indicator of how the Adviser will execute the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services were such as to warrant approval of the advisory contract. The Board noted that the Predecessor Fund and/or accounts managed by MDTA LLC with substantially similar investment objectives and policies outperformed its relevant benchmark for the one-year period reviewed. The Board determined that reviewing performance on a gross basis was appropriate in this instance because the fee structure for separately managed accounts is not comparable for the Fund as discussed above.

The Senior Officer noted that the Fund's quantitative focus made it difficult to compare its fees and expenses to other peers, which varied widely in their complexity. He observed that the management of the Fund is among the more complex, relative to its peers and, consequently, that the advisory fee and projected net total expenses are at the high end compared to such peers. The Board reviewed the proposed fees and other expenses of the Fund with the Adviser and was satisfied that the proposed overall expense structure of the Fund appeared competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund. No changes were recommended to, and no objection was raised to the proposed advisory contract, and the Senior Officer noted that Federated proposed to provide appropriate administrative services to the Fund for the anticipated fees. The Board concluded that the nature, quality and scope of services to be provided to the Fund by the Adviser and its affiliates were satisfactory.

The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated Funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate. It was noted in this regard that the Adviser has agreed to limit the expenses of each class of the Fund at specified amounts for a two-year period commencing on the date the Proposed Reorganization is consummated.

Federated furnished reports, requested by the Senior Officer, that made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R817
Cusip 31421R791

36359 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Small Cap Core Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2007	[1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$11.14		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.03	) [3]	(0.10	) [3]
Net realized and unrealized gain on investments	1.52		1.24
TOTAL FROM INVESTMENT OPERATIONS	1.49		1.14
Net Asset Value, End of Period	$12.63		$11.14
Total Return [4]	13.38%		11.40%

Ratios to Average Net Assets:
Net expenses	1.50	% [5]	1.76	% [5]
Net investment income (loss)	(0.50	)% [5]	(0.91	)% [5]
Expense waiver/reimbursement [6]	12.67	% [5]	9.41	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,744		$784
Portfolio turnover	121%		209%

1 MDT Small Cap Core Fund (the "Predecessor Fund") was reorganized into Federated MDT Small Cap Core Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,133.80	$8.07
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,017.64	$7.63

1 Expenses are equal to the Fund's annualized net expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At January 31, 2007, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Specialty Retail	9.7%
Insurance	7.2%
Electronic Equipment & Instruments	6.5%
Commercial Banks	5.5%
Textiles, Apparel & Luxury Goods	4.8%
Software	4.4%
Metals & Mining	4.3%
Commercial Services & Supplies	4.1%
Machinery	3.6%
Chemicals	3.5%
Health Care Providers & Services	3.5%
Thrifts & Mortgage Finance	3.5%
Energy Equipment & Services	3.1%
Marine	2.5%
Containers & Packaging	2.2%
Household Durables	2.1%
Personal Products	2.0%
Capital Markets	1.8%
Communications Equipment	1.8%
Leisure Equipment & Products	1.8%
Electrical Equipment	1.7%
Consumer Finance	1.6%
Internet & Catalog Retail	1.5%
Internet Software & Services	1.5%
Pharmaceuticals	1.5%
Trading Companies & Distributors	1.5%
Construction Materials	1.4%
Health Care Equipment & Supplies	1.3%
Hotels, Restaurants & Leisure	1.3%
Air Freight & Logistics	1.1%
Semiconductors & Semiconductor Equipment	1.1%
Aerospace & Defense	1.0%
Computers & Peripherals	1.0%
Other [2]	5.3%
Cash Equivalents [3]	1.3%
Other Assets and Liabilities--Net [4]	(2.0)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--100.7%
		Aerospace & Defense--1.0%
194	[1]	Esterline Technologies Corp.	$7,754
766		Triumph Group, Inc.	43,049
		TOTAL	50,803
		Air Freight & Logistics--1.1%
532	[1]	Atlas Air Worldwide Holdings, Inc.	25,509
1,035	[1]	Hub Group, Inc., Class A	30,905
		TOTAL	56,414
		Auto Components--0.6%
472	[1]	Aftermarket Technology Co.	10,176
520	[1]	Lear Corp.	17,607
		TOTAL	27,783
		Beverages--0.2%
504		MGP Ingredients, Inc.	11,123
		Biotechnology--0.2%
151	[1]	United Therapeutics Corp.	8,094
		Building Products--0.9%
997		Apogee Enterprises, Inc.	18,973
144	[1]	NCI Building System, Inc.	8,197
315		Universal Forest Products, Inc.	15,404
		TOTAL	42,574
		Capital Markets--1.8%
1,271		Cohen & Steers, Inc.	61,961
578	[1]	Knight Capital Group, Inc., Class A	10,444
272	[1]	Penson Worldwide, Inc.	7,290
154	[1]	Piper Jaffray Cos., Inc.	10,617
		TOTAL	90,312
		Chemicals--3.5%
471		CF Industries Holdings, Inc.	14,366
280		FMC Corp.	21,798
1,410		Fuller (H.B.) Co.	36,477
3,882	[1]	Hercules, Inc.	76,126
574		Koppers Holdings, Inc.	14,585
Shares			Value
		COMMON STOCKS--continued
		Chemicals--continued
86		Minerals Technologies, Inc.	$4,994
209		Spartech Corp.	5,856
		TOTAL	174,202
		Commercial Banks--5.5%
1,001		CVB Financial Corp.	12,506
1,163		Central Pacific Financial Corp.	45,450
814		Citizens Banking Corp.	19,951
313		City Holding Co.	12,551
216		Community Banks, Inc.	5,489
74		Community Trust Bancorp, Inc.	2,893
897		FNB Corp.	15,778
497		Independent Bank Corp.- Michigan	10,969
211		Integra Bank Corp.	5,227
197		NBT Bancorp, Inc.	4,886
258		Old National Bancorp	4,835
984		Pacific Capital Bancorp	31,449
197		Park National Corp.	19,410
40		Preferred Bank Los Angeles, CA	2,615
497		Provident Bankshares Corp.	17,614
301		S & T Bancorp, Inc.	10,433
248		Sterling Financial Corp.	5,669
146		Taylor Capital Group, Inc.	5,544
733		Trustmark Corp.	21,594
446		United Bankshares, Inc.	16,288
42		WestAmerica Bancorp.	2,094
		TOTAL	273,245
		Commercial Services & Supplies--4.1%
115		Administaff, Inc.	4,708
520	[1]	Consolidated Graphics, Inc.	32,240
457		Deluxe Corp.	13,673
389	[1]	Huron Consulting Group, Inc.	20,170
1,161		Knoll, Inc.	25,530
296	[1]	Layne Christensen Co.	10,369
279		Team, Inc.	9,528
2,111	[1]	TeleTech Holdings, Inc.	56,891
836	[1]	Volt Information Science, Inc.	29,543
		TOTAL	202,652
Shares			Value
		COMMON STOCKS--continued
		Communications Equipment--1.8%
478	[1]	Anaren Microwave, Inc.	$7,887
800	[1]	Arris Group, Inc.	11,376
1,380	[1]	C-COR Electronics, Inc.	18,892
853	[1]	Comtech Telecommunications Corp.	30,708
411	[1]	Oplink Communications, Inc.	7,801
624		Plantronics, Inc.	12,293
		TOTAL	88,957
		Computers & Peripherals--1.0%
2,083	[1]	Brocade Communications Systems, Inc.	17,872
897	[1]	SimpleTech, Inc.	9,813
837	[1]	Synaptics, Inc.	22,649
		TOTAL	50,334
		Construction & Engineering--0.7%
1,101	[1]	Perini Corp.	33,272
		Construction Materials--1.4%
197	[1]	Headwaters, Inc.	4,476
858		Texas Industries, Inc.	62,994
		TOTAL	67,470
		Consumer Finance--1.6%
867		Advanta Corp., Class B	40,237
862	[1]	Ezcorp, Inc., Class A	14,421
1,061	[1]	First Cash Financial Services, Inc.	24,912
		TOTAL	79,570
		Containers & Packaging--2.2%
613		Greif Brothers Corp., Class A	70,072
1,172		Rock-Tenn Co., Class A	38,348
		TOTAL	108,420
		Distributors--0.1%
356	[1]	Audiovox Corp., Class A	5,490
		Diversified Consumer Services--0.4%
376	[1]	Vertrue, Inc.	17,480
		Diversified Telecommunication Services--0.5%
1,567		Alaska Communications Systems Holdings, Inc.	25,323
		Electrical Equipment--1.7%
902	[1]	II-VI, Inc.	27,096
941		Regal Beloit Corp.	47,351
209		Woodward Governor Co.	8,745
		TOTAL	83,192
Shares			Value
		COMMON STOCKS--continued
		Electronic Equipment & Instruments--6.5%
1,016	[1]	Anixter International, Inc.	$56,154
2,300	[1]	Benchmark Electronics, Inc.	52,095
370	[1]	Checkpoint Systems, Inc.	6,952
1,581		Daktronics, Inc.	54,655
484	[1]	Faro Technologies, Inc.	11,994
1,322	[1]	Insight Enterprises, Inc.	26,876
97	[1]	Itron, Inc.	5,591
442		Keithley Instruments, Inc.	6,219
1,084	[1]	Newport Corp.	21,637
184		Park Electrochemical Corp.	4,911
1,634	[1]	Smart Modular Technologies (WWH), Inc.	20,294
814	[1]	Synnex Corp.	15,629
1,590		Technitrol, Inc.	35,012
389	[1]	Zygo Corp.	5,971
		TOTAL	323,990
		Energy Equipment & Services--3.1%
623	[1]	Hornbeck Offshore Services, Inc.	17,145
92	[1]	Hydril Co.	7,277
1,529	[1]	Input/Output, Inc.	20,932
410		Lufkin Industries, Inc.	24,539
749	[1]	Oceaneering International, Inc.	29,563
450	[1]	Oil States International, Inc.	12,969
741	[1]	Superior Energy Services, Inc.	22,467
629	[1]	Trico Marine Services, Inc.	20,461
		TOTAL	155,353
		Food & Staples Retailing--0.2%
136		Longs Drug Stores Corp.	5,848
114	[1]	The Pantry, Inc.	5,564
		TOTAL	11,412
		Gas Utilities--0.2%
291		Laclede Group, Inc.	9,452
		Health Care Equipment & Supplies--1.3%
240	[1]	Cholestech Corp.	4,039
558	[1]	Immucor, Inc.	17,599
287	[1]	Palomar Medical Technologies, Inc.	14,281
424	[1]	Zoll Medical Corp.	26,593
		TOTAL	62,512
Shares			Value
		COMMON STOCKS--continued
		Health Care Providers & Services--3.5%
1,475	[1]	Amerigroup Corp.	$53,484
1,610	[1]	Centene Corp.	40,121
405	[1]	Corvel Corp.	19,088
1,534	[1]	Healthspring, Inc.	30,174
667	[1]	Nighthawk Radiology Holdings, Inc.	16,815
309	[1]	Psychiatric Solutions, Inc.	12,032
		TOTAL	171,714
		Hotels, Restaurants & Leisure--1.3%
313	[1]	Buffalo Wild Wings, Inc.	15,925
288	[1]	Life Time Fitness, Inc.	15,610
894		Marcus Corp.	21,376
271		Speedway Motorsports, Inc.	10,455
		TOTAL	63,366
		Household Durables--2.1%
268	[1]	Directed Electronics, Inc.	2,680
194		Ethan Allen Interiors, Inc.	7,308
557	[1]	Helen of Troy Ltd.	13,429
2,207		Tempur-Pedic International, Inc.	52,527
1,129		Tupperware Brands Corp.	26,340
		TOTAL	102,284
		IT Services--0.3%
252	[1]	Covansys Corp.	5,688
927		InfoUSA, Inc.	11,133
		TOTAL	16,821
		Insurance--7.2%
304	[1]	American Physicians Capital, Inc.	11,765
1,078	[1]	CNA Surety Corp.	22,908
444		Delphi Financial Group, Inc., Class A	17,511
436		EMC Insurance Group, Inc.	14,663
220		FBL Financial Group, Inc., Class A	8,538
410	[1]	FPIC Insurance Group, Inc.	17,995
339		Harleysville Group, Inc.	11,526
1,247		Horace Mann Educators Corp.	24,728
187		Infinity Property & Casualty	8,946
231		Midland Co.	10,621
505		National Interstate Corp.	13,600
183		Nymagic, Inc.	7,454
Shares			Value
		COMMON STOCKS--continued
		Insurance--continued
678		Odyssey Re Holdings Corp.	$26,747
833		Ohio Casualty Corp.	24,607
114	[1]	ProAssurance Corp.	5,790
288		RLI Corp.	15,938
562		Safety Insurance Group, Inc.	27,448
664		Selective Insurance Group, Inc.	34,163
296		State Auto Financial Corp.	9,525
582		Stewart Information Services Corp.	24,467
346		Zenith National Insurance Corp.	15,812
		TOTAL	354,752
		Internet & Catalog Retail--1.5%
1,726	[1]	Priceline.com, Inc.	73,562
		Internet Software & Services--1.5%
1,235	[1]	Interwoven, Inc.	19,390
165	[1]	Travelzoo, Inc.	5,042
677		United Online, Inc.	9,505
1,031	[1]	ValueClick, Inc.	26,311
921	[1]	Vignette Corp.	16,504
		TOTAL	76,752
		Leisure Equipment & Products--1.8%
2,982	[1]	Marvel Entertainment, Inc.	83,257
457	[1]	Smith & Wesson Holding Corp.	5,073
		TOTAL	88,330
		Machinery--3.6%
93		Actuant Corp., Class A	4,630
558	[1]	Astec Industries, Inc.	20,094
1,256		Briggs & Stratton Corp.	37,228
545		Cascade Corp.	29,277
1,031	[1]	Gardner Denver, Inc.	39,745
481		Gorman Rupp Co.	19,432
176		Hurco Co., Inc.	5,827
154		Lincoln Electric Holdings	9,359
42	[1]	Middleby Corp.	4,695
143		Nordson Corp.	7,396
		TOTAL	177,683
Shares			Value
		COMMON STOCKS--continued
		Marine--2.5%
1,156	[1]	American Commercial Lines, Inc.	$81,429
1,450		Horizon Lines, Inc.	43,138
		TOTAL	124,567
		Media--0.5%
121		Arbitron, Inc.	5,611
493		Media General, Inc., Class A	19,725
		TOTAL	25,336
		Metals & Mining--4.3%
365	[1]	AK Steel Holding Corp.	7,680
195		AMCOL International Corp.	5,862
748	[1]	Brush Engineered Materials, Inc.	24,751
1,807		Chaparral Steel Co.	92,663
458		Cleveland Cliffs, Inc.	25,034
679		Commercial Metals Corp.	18,408
289		Metal Management, Inc.	11,861
244	[1]	RTI International Metals	19,947
193		Ryerson, Inc.	6,054
		TOTAL	212,260
		Oil, Gas & Consumable Fuels--0.2%
217	[1]	General Maritime Corp.	7,918
185		OMI Corp.	4,081
		TOTAL	11,999
		Personal Products--2.0%
1,624	[1]	NBTY, Inc.	84,204
1,032	[1]	Prestige Brands Holdings, Inc.	13,117
		TOTAL	97,321
		Pharmaceuticals--1.5%
1,151		Medicis Pharmaceutical Corp., Class A	43,657
1,330	[1]	Sciele Pharma, Inc.	31,588
		TOTAL	75,245
		Road & Rail--0.3%
1	[1]	Celadon Group, Inc.	17
715		Werner Enterprises, Inc.	13,592
		TOTAL	13,609
Shares			Value
		COMMON STOCKS--continued
		Semiconductors & Semiconductor Equipment--1.1%
717	[1]	Actel Corp.	$12,806
786	[1]	Atheros Communications	18,675
3,655	[1]	Skyworks Solutions, Inc.	24,013
		TOTAL	55,494
		Software--4.4%
506	[1]	Hyperion Solutions Corp.	21,363
2,067	[1]	Mentor Graphics Corp.	38,446
826	[1]	Parametric Technology Corp.	16,371
449		Quality Systems, Inc.	19,051
2,688	[1]	THQ, Inc.	81,446
3,754	[1]	Tibco Software, Inc.	34,837
392	[1]	VASCO Data Security International, Inc.	5,762
		TOTAL	217,276
		Specialty Retail--9.7%
616		Asbury Automotive Group, Inc.	15,067
1,284		Buckle, Inc.	43,117
322	[1]	Casual Male Retail Group, Inc.	4,019
108	[1]	Children's Place Retail Stores, Inc.	5,855
818	[1]	DSW, Inc., Class A	32,794
1,010	[1]	Dick's Sporting Goods, Inc.	52,005
229	[1]	Dress Barn, Inc.	5,146
126	[1]	Genesco, Inc.	4,963
797		Group 1 Automotive, Inc.	42,241
911	[1]	Guess ?, Inc.	65,692
1,412	[1]	Gymboree Corp.	61,126
1,250	[1]	Hibbett Sporting Goods, Inc.	40,138
314		Lithia Motors, Inc., Class A	9,024
1,883	[1]	Rent-A-Center, Inc.	55,473
169		Sonic Automotive, Inc., Class A	5,298
1,459	[1]	Zale Corp.	40,152
		TOTAL	482,110
		Textiles, Apparel & Luxury Goods--4.8%
1,324		Brown Shoe Co., Inc.	71,959
1,693	[1]	Crocs, Inc.	85,226
111	[1]	Deckers Outdoor Corp.	6,472
875		K-Swiss, Inc., Class A	27,668
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Textiles, Apparel & Luxury Goods--continued
94		Oxford Industries, Inc.	$4,492
1,542	[1]	Warnaco Group, Inc.	43,623
		TOTAL	239,440
		Thrifts & Mortgage Finance--3.5%
331		Anchor Bancorp Wisconsin, Inc.	9,884
346		City Bank Lynwood, WA	11,764
148		First Financial Holdings, Inc.	5,250
686	[1]	FirstFed Financial Corp.	47,300
814		MAF Bancorp, Inc.	36,581
685		PFF Bancorp, Inc.	23,201
432		TierOne Corp.	13,012
310	[1]	Triad Guaranty, Inc.	15,965
130		WSFS Financial Corp.	9,021
		TOTAL	171,978
		Trading Companies & Distributors--1.5%
1,094		Applied Industrial Technologies, Inc.	26,825
400	[1]	H&E Equipment Services, Inc.	9,416
288	[1]	Rush Enterprises, Inc., Class A	5,276
1,084	[1]	TransDigm Group, Inc.	34,525
		TOTAL	76,042
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,560,860)	4,987,370
		REPURCHASE AGREEMENT--1.3%
$63,000		Interest in $250,000,000 joint repurchase agreement 5.23%, dated 1/31/2007, under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2016 for $250,036,319 on 2/1/2007. The market value of the underlying securities at the end of the period was $255,000,001. (AT COST)	63,000
		TOTAL INVESTMENTS--102.0% (IDENTIFIED COST $4,623,860) [2]	5,050,370
		OTHER ASSETS AND LIABILITIES - NET--(2.0)%	(99,660)
		TOTAL NET ASSETS--100%	$4,950,710

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $4,623,860)		$5,050,370
Cash		271
Income receivable		1,361
Receivable for investments sold		163,644
Receivable for shares sold		9,908
TOTAL ASSETS		5,225,554
Liabilities:
Payable for investments purchased	$165,037
Payable for shares redeemed	10,856
Payable for administrative personnel and services fee (Note 5)	32,529
Payable for transfer and dividend disbursing agent fees and expenses	31,553
Payable for Directors'/Trustees' fees	1,218
Payable for portfolio accounting fees	16,493
Payable for distribution services fee (Note 5)	10,240
Payable for shareholder services fee (Note 5)	1,084
Accrued expenses	5,834
TOTAL LIABILITIES		274,844
Net assets for 394,513 shares outstanding		$4,950,710
Net Assets Consist of:
Paid-in capital		$4,540,019
Net unrealized appreciation of investments		426,510
Accumulated net realized gain on investments		4,550
Accumulated net investment income (loss)		(20,369)
TOTAL NET ASSETS		$4,950,710
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($1,744,018 ÷ 138,124 shares outstanding), no par value, unlimited shares authorized		$12.63
Offering price per share		$12.63
Redemption proceeds per share		$12.63
Class A Shares:
Net asset value per share ($1,085,381 ÷ 86,244 shares outstanding), no par value, unlimited shares authorized		$12.59
Offering price per share (100/94.50 of $12.59) [1]		$13.32
Redemption proceeds per share		$12.59
Class C Shares:
Net asset value per share ($2,121,311 ÷ 170,145 shares outstanding), no par value, unlimited shares authorized		$12.47
Offering price per share (100/99.00 of $12.47) [1]		$12.60
Redemption proceeds per share (99.00/100 of $12.47) [1]		$12.35

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Dividends			$19,540
Interest			1,219
TOTAL INCOME			20,759
Expenses:
Investment adviser fee (Note 5)		$25,149
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		16,888
Transfer and dividend disbursing agent fees and expenses		44,792
Directors'/Trustees' fees		790
Auditing fees		7,310
Legal fees		4,537
Portfolio accounting fees		37,414
Distribution services fee--Class A Shares (Note 5)		712
Distribution services fee--Class C Shares (Note 5)		8,334
Shareholder services fee--Class A Shares (Note 5)		361
Shareholder services fee--Class C Shares (Note 5)		723
Share registration costs		23,830
Printing and postage		10,076
Insurance premiums		3,469
Miscellaneous		1,863
TOTAL EXPENSES		302,194
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(25,149)
Waiver of administrative personnel and services fee (Note 5)	(83,329)
Waiver of transfer and dividend disbursing agent fees and expenses	(13,502)
Waiver of portfolio accounting fees	(20,630)
Reimbursement of other operating expenses (Note 5)	(118,456)
TOTAL WAIVERS AND REIMBURSEMENT		(261,066)
Net expenses			41,128
Net investment income (loss)			(20,369)
Realized and Unrealized Gain on Investments:
Net realized gain on investments			77,749
Net change in unrealized depreciation of investments			478,070
Net realized and unrealized gain on investments			555,819
Change in net assets resulting from operations			$535,450

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Period Ended 7/31/2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(20,369)	$(12,564)
Net realized gain (loss) on investments	77,749	(73,199)
Net change in unrealized appreciation/depreciation on investments	478,070	(51,560)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	535,450	(137,323)
Share Transactions:
Proceeds from sale of shares	2,133,420	2,847,202
Cost of shares redeemed	(331,538)	(96,501)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,801,882	2,750,701
Change in net assets	2,337,332	2,613,378
Net Assets:
Beginning of period	2,613,378	--
End of period (including accumulated net investment income (loss) of $(20,369) and $0, respectively)	$4,950,710	$2,613,378

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Small Cap Core Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation.

MDT Small Cap Core Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on September 15, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	74,759	$850,079	75,245	$874,307
Shares redeemed	(6,958)	(83,512)	(4,922)	(55,079)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	67,801	$766,567	70,323	$819,228

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	65,127	$734,089	32,910	$383,376
Shares redeemed	(8,076)	(95,259)	(3,718)	(40,206)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	57,051	$638,830	29,192	$343,170

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	47,578	$549,252	136,302	$1,589,519
Shares redeemed	(13,635)	(152,767)	(100)	(1,216)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	33,943	$396,485	136,202	$1,588,303
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	158,795	$1,801,882	235,717	$2,750,701

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

4. FEDERAL TAX INFORMATION

At January 31, 2007, the cost of investments for federal tax purposes was $4,623,860. The net unrealized appreciation of investments for federal tax purposes was $426,510. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $498,986 and net unrealized depreciation from investments for those securities having an excess of cost over value of $72,476.

At July 31, 2006, the Fund had a capital loss carryforward of $1,329 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2014.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.15% of the Fund's average daily net assets. Prior to December 8, 2006, the Adviser received an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets. Under the advisory contract, the Adviser is contractually obligated to waive, to the extent of its adviser fee, the amount, if any, by which the Fund's annual operating expenses exceed the following levels for each Class of the Fund:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser waived $25,149 of its fee and reimbursed $118,456 of other operating expenses.

For a period of three years after the fiscal year in which the Adviser waived or reimbursed Fund expenses, the Adviser may seek reimbursement from the Fund to the extent that the Fund's total annual operating expenses are less than the expense limitation. Due to the reorganization of the Fund, any expenses waived or reimbursed by the Adviser after December 8, 2006 may not be recovered by the Adviser.

Expenses waived/reimbursed by the Fund of $72,863 are subject to potential recovery by the expiration date of July 31, 2009.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (the "Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive the portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under its previous administrative services contract. In addition, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 1.579% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2007, FSC retained $7,193 of fees paid by the Fund.

Sales Charges

For the six months ended January 31, 2007, FSC, the principal distributor, retained $358 in sales charges from the sale of Class A Shares. FSC also retained $1,067 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2007, were as follows:

Purchases	$6,746,949
Sales	$4,882,552

7. LINE OF CREDIT

The Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MDT SMALL CAP CORE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May and June 2006. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with establishment of the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of MDTA LLC (the "Acquisition"), the investment adviser to the MDT Small Cap Core Fund (the "Predecessor Fund"). As part of that transaction, Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free reorganization (the "Proposed Reorganization"), which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a fund with substantially similar investment objectives and policies and the same portfolio manager(s) as the Predecessor Fund, but with sales, distribution and other shareholder services offered by the funds managed and distributed by affiliates of Federated.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated and directed the preparation of reports regarding the performance of, and fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

Because the Fund will employ the same portfolio managers and investment techniques, the Board reviewed the Predecessor Fund's performance compared to its benchmark as an indicator of how the Adviser will execute the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services were such as to warrant approval of the advisory contract. The Board noted that the Predecessor Fund and/or accounts managed by MDTA LLC with substantially similar investment objectives and policies outperformed its relevant benchmark for the one-year period reviewed. The Board determined that reviewing performance on a gross basis was appropriate in this instance because the fee structure for separately managed accounts is not comparable for the Fund as discussed above.

The Senior Officer noted that the Fund's quantitative focus made it difficult to compare its fees and expenses to other peers, which varied widely in their complexity. He observed that the management of the Fund is among the more complex, relative to its peers and, consequently, that the advisory fee and projected net total expenses are at the high end compared to such peers. The Board reviewed the proposed fees and other expenses of the Fund with the Adviser and was satisfied that the proposed overall expense structure of the Fund appeared competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund. No changes were recommended to, and no objection was raised to the proposed advisory contract, and the Senior Officer noted that Federated proposed to provide appropriate administrative services to the Fund for the anticipated fees. The Board concluded that the nature, quality and scope of services to be provided to the Fund by the Adviser and its affiliates were satisfactory.

The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated Funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate. It was noted in this regard that the Adviser has agreed to limit the expenses of each class of the Fund at specified amounts for a two-year period commencing on the date the Proposed Reorganization is consummated.

Federated furnished reports, requested by the Senior Officer, that made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R783

36363 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Small Cap Growth Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2007	[1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$10.59		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.06	) [3]	(0.17	) [3]
Net realized and unrealized gain on investments	1.07		0.76
TOTAL FROM INVESTMENT OPERATIONS	1.01		0.59
Net Asset Value, End of Period	$11.60		$10.59
Total Return [4]	9.54%		5.90%

Ratios to Average Net Assets:
Net expenses	1.76	% [5]	2.02	% [5]
Net investment income (loss)	(1.09	)% [5]	(1.50	)% [5]
Expense waiver/reimbursement [6]	50.39	% [5]	22.65	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$339		$157
Portfolio turnover	82%		157%

1 MDT Small Cap Growth Fund (the "Predecessor Fund") was reorganized into Federated MDT Small Cap Growth Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2007	[1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$10.52		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.10	) [3]	(0.26	) [3]
Net realized and unrealized gain on investments	1.06		0.78
TOTAL FROM INVESTMENT OPERATIONS	0.96		0.52
Net Asset Value, End of Period	$11.48		$10.52
Total Return [4]	9.13%		5.20%

Ratios to Average Net Assets:
Net expenses	2.50	% [5]	2.77	% [5]
Net investment income (loss)	(1.85	)% [5]	(2.25	)% [5]
Expense waiver/reimbursement [6]	52.06	% [5]	25.65	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$498		$348
Portfolio turnover	82%		157%

1 The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,095.40	$ 9.30
Class C Shares	$1,000	$1,091.30	$13.18
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.33	$ 8.94
Class C Shares	$1,000	$1,012.60	$12.68

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.76%
Class C Shares	2.50%

Portfolio of Investments Summary Table

At January 31, 2007, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Specialty Retail	10.9%
Commercial Services & Supplies	9.2%
Energy Equipment & Services	7.3%
Software	5.6%
Machinery	5.0%
Health Care Providers & Services	4.6%
Hotels, Restaurants & Leisure	3.8%
Electronic Equipment & Instruments	3.7%
Health Care Equipment & Supplies	3.7%
Textiles, Apparel & Luxury Goods	3.6%
Metals & Mining	3.4%
Leisure Equipment & Products	3.2%
Computers & Peripherals	3.1%
Marine	2.9%
Household Durables	2.8%
Pharmaceuticals	2.7%
Capital Markets	2.6%
Trading Companies & Distributors	2.6%
Communications Equipment	2.3%
Chemicals	2.1%
Internet Software & Services	2.1%
Consumer Finance	2.0%
Semiconductors & Semiconductor Equipment	1.9%
Aerospace & Defense	1.5%
Building Products	1.5%
Diversified Financial Services	1.5%
Internet & Catalog Retail	1.4%
Electrical Equipment	1.1%
Commercial Banks	1.0%
Food & Staples Retailing	1.0%
IT Services	1.0%
Oil, Gas & Consumable Fuels	1.0%
Other [2]	6.5%
Other Assets and Liabilities--Net [3]	(8.6)%
TOTAL	100.0%

1 Except for Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--108.6%
		Aerospace & Defense--1.5%
310	[1]	K&F Industries Holdings, Inc.	$7,220
325	[1]	Teledyne Technologies, Inc.	12,399
		TOTAL	19,619
		Air Freight & Logistics--0.9%
380	[1]	Hub Group, Inc., Class A	11,347
		Beverages--0.5%
96		MGP Ingredients, Inc.	2,119
106	[1]	The Boston Beer Co., Inc., Class A	3,726
		TOTAL	5,845
		Biotechnology--0.5%
127	[1]	United Therapeutics Corp.	6,807
		Building Products--1.5%
207		Apogee Enterprises, Inc.	3,939
183	[1]	Goodman Global, Inc.	3,252
214	[1]	NCI Building System, Inc.	12,181
		TOTAL	19,372
		Capital Markets--2.6%
39		Cohen & Steers, Inc.	1,901
155	[1]	GFI Group, Inc.	9,917
294		Greenhill & Co., Inc.	22,029
		TOTAL	33,847
		Chemicals--2.1%
1,199	[1]	Hercules, Inc.	23,512
171		Koppers Holdings, Inc.	4,345
		TOTAL	27,857
		Commercial Banks--1.0%
131	[1]	SVB Financial Group	6,111
83	[1]	Texas Capital Bancshares, Inc.	1,615
228		UCBH Holdings, Inc.	4,275
84		Wilshire Bancorp, Inc.	1,533
		TOTAL	13,534
Shares			Value
		COMMON STOCKS--continued
		Commercial Services & Supplies--9.2%
76		Administaff, Inc.	$3,111
32	[1]	CRA International, Inc.	1,725
127	[1]	Consolidated Graphics, Inc.	7,874
336		Deluxe Corp.	10,053
251		Healthcare Services Group, Inc.	7,259
176	[1]	Heidrick & Struggles International, Inc.	7,686
95	[1]	Huron Consulting Group, Inc.	4,926
423	[1]	IHS, Inc., Class A	16,099
481		Knoll, Inc.	10,577
192	[1]	Labor Ready, Inc.	3,606
140	[1]	Resources Connection, Inc.	4,396
51		Team, Inc.	1,742
712	[1]	TeleTech Holdings, Inc.	19,188
487		Watson Wyatt & Co. Holdings, Class A	21,569
		TOTAL	119,811
		Communications Equipment--2.3%
440	[1]	Arris Group, Inc.	6,257
339	[1]	C-COR Electronics, Inc.	4,641
240	[1]	Comtech Telecommunications Corp.	8,640
317	[1]	Netgear, Inc.	8,163
169	[1]	Tekelec, Inc.	2,603
		TOTAL	30,304
		Computers & Peripherals--3.1%
143	[1]	Brocade Communications Systems, Inc.	1,227
192	[1]	Intermec, Inc.	4,614
1,014		Logitech International SA	29,589
171	[1]	Synaptics, Inc.	4,627
		TOTAL	40,057
		Construction & Engineering--0.7%
298	[1]	Perini Corp.	9,006
		Construction Materials--0.4%
219	[1]	Headwaters, Inc.	4,976
		Consumer Finance--2.0%
80		ASTA Funding, Inc.	2,578
137		Cash America International, Inc.	5,851
189	[1]	Ezcorp, Inc., Class A	3,162
Shares			Value
		COMMON STOCKS--continued
		Consumer Finance--continued
267	[1]	First Cash Financial Services, Inc.	$6,269
180	[1]	World Acceptance Corp.	7,922
		TOTAL	25,782
		Containers & Packaging--0.5%
151		Silgan Holdings, Inc.	7,071
		Diversified Consumer Services--0.5%
76		DeVRY, Inc.	2,140
100	[1]	Vertrue, Inc.	4,649
		TOTAL	6,789
		Diversified Financial Services--1.5%
424		International Securities Exchange Holdings, Inc.	17,566
44	[1]	Portfolio Recovery Associates, Inc.	1,913
		TOTAL	19,479
		Diversified Telecommunication Services--0.4%
342		Alaska Communications Systems Holdings, Inc.	5,527
		Electrical Equipment--1.1%
299	[1]	II-VI, Inc.	8,982
111		Regal Beloit Corp.	5,586
		TOTAL	14,568
		Electronic Equipment & Instruments--3.7%
407	[1]	Benchmark Electronics, Inc.	9,219
404		Daktronics, Inc.	13,966
97	[1]	Faro Technologies, Inc.	2,404
33	[1]	Itron, Inc.	1,902
71		MTS Systems Corp.	3,037
155		Park Electrochemical Corp.	4,137
28	[1]	Rogers Corp.	1,447
170	[1]	ScanSource, Inc.	4,988
394	[1]	Smart Modular Technologies (WWH), Inc.	4,893
161	[1]	TTM Technologies	1,724
		TOTAL	47,717
		Energy Equipment & Services--7.3%
150	[1]	Atwood Oceanics, Inc.	7,256
405	[1]	Complete Production Services, Inc.	8,047
221	[1]	Dril-Quip, Inc.	8,221
108	[1]	Hercules Offshore, Inc.	2,856
Shares			Value
		COMMON STOCKS--continued
		Energy Equipment & Services--continued
235	[1]	Hornbeck Offshore Services, Inc.	$6,467
110	[1]	Hydril Co.	8,701
735	[1]	Input/Output, Inc.	10,062
152		Lufkin Industries, Inc.	9,097
324	[1]	Oceaneering International, Inc.	12,788
371	[1]	Oil States International, Inc.	10,692
145	[1]	Trico Marine Services, Inc.	4,717
134	[1]	W-H Energy Services, Inc.	6,081
		TOTAL	94,985
		Food & Staples Retailing--1.0%
294		Longs Drug Stores Corp.	12,642
		Health Care Equipment & Supplies--3.7%
85	[1]	Align Technology, Inc.	1,407
70	[1]	Cholestech Corp.	1,178
413	[1]	Immucor, Inc.	13,026
67		Meridian Bioscience, Inc.	1,987
118	[1]	Palomar Medical Technologies, Inc.	5,872
137	[1]	Quidel Corp.	1,862
335		West Pharmaceutical Services, Inc.	16,258
109	[1]	Zoll Medical Corp.	6,837
		TOTAL	48,427
		Health Care Providers & Services--4.6%
265	[1]	Apria Healthcare Group, Inc.	7,359
488	[1]	Centene Corp.	12,161
444	[1]	Healthspring, Inc.	8,733
261	[1]	Nighthawk Radiology Holdings, Inc.	6,580
162	[1]	Psychiatric Solutions, Inc.	6,308
46	[1]	Radiation Therapy Services, Inc.	1,366
232	[1]	Wellcare Health Plans, Inc.	17,975
		TOTAL	60,482
		Hotels, Restaurants & Leisure--3.8%
94	[1]	Buffalo Wild Wings, Inc.	4,783
404	[1]	CEC Entertainment, Inc.	17,085
218	[1]	Life Time Fitness, Inc.	11,816
38	[1]	P.F. Chang's China Bistro, Inc.	1,505
340		Ruby Tuesday, Inc.	9,727
102	[1]	WMS Industries, Inc.	4,045
		TOTAL	48,961
Shares			Value
		COMMON STOCKS--continued
		Household Durables--2.8%
53	[1]	Directed Electronics, Inc.	$530
412		Sealy Corp.	6,184
828		Tempur-Pedic International, Inc.	19,706
350		Tupperware Brands Corp.	8,166
47	[1]	Universal Electronics, Inc.	981
		TOTAL	35,567
		IT Services--1.0%
217		InfoUSA, Inc.	2,606
304		Syntel, Inc.	9,996
		TOTAL	12,602
		Industrial Conglomerates--0.9%
222	[1]	McDermott International, Inc.	11,464
		Insurance--0.7%
126		National Financial Partners Corp.	6,187
111		National Interstate Corp.	2,989
		TOTAL	9,176
		Internet & Catalog Retail--1.4%
430	[1]	Priceline.com, Inc.	18,327
		Internet Software & Services--2.1%
56	[1]	Travelzoo, Inc.	1,711
1,016	[1]	ValueClick, Inc.	25,928
		TOTAL	27,639
		Leisure Equipment & Products--3.2%
969	[1]	Marvel Entertainment, Inc.	27,054
501		Oakley, Inc.	11,603
255	[1]	Smith & Wesson Holding Corp.	2,831
		TOTAL	41,488
		Life Sciences Tools & Services--0.2%
61	[1]	Parexel International Corp.	1,998
		Machinery--5.0%
197		Actuant Corp.	9,809
201	[1]	Astec Industries, Inc.	7,238
78		Dynamic Materials Corp.	2,304
33		Freightcar America, Inc.	1,918
46		Greenbrier Cos., Inc.	1,328
47		Hurco Co., Inc.	1,556
Shares			Value
		COMMON STOCKS--continued
		Machinery--continued
193		Kaydon Corp.	$8,318
327		Manitowoc, Inc.	16,958
67	[1]	Middleby Corp.	7,489
149		Nordson Corp.	7,706
		TOTAL	64,624
		Marine--2.9%
378	[1]	American Commercial Lines, Inc.	26,626
393		Horizon Lines, Inc., Class A	11,692
		TOTAL	38,318
		Metals & Mining--3.4%
432	[1]	AK Steel Holding Corp.	9,089
439		Chaparral Steel Co.	22,512
150	[1]	RTI International Metals	12,263
		TOTAL	43,864
		Oil, Gas & Consumable Fuels--1.0%
95		Alon USA Energy, Inc.	2,555
354		Frontier Oil Corp.	10,057
		TOTAL	12,612
		Pharmaceuticals--2.7%
134	[1]	KV Pharmaceutical Co., Class A	3,381
570		Medicis Pharmaceutical Corp., Class A	21,620
63	[1]	Pozen, Inc.	1,065
373	[1]	Sciele Pharma, Inc.	8,859
		TOTAL	34,925
		Road & Rail--0.2%
139	[1]	Celadon Group, Inc.	2,334
		Semiconductors & Semiconductor Equipment--1.9%
320	[1]	ATMI, Inc.	10,701
72	[1]	Advanced Energy Industries, Inc.	1,248
312	[1]	Amkor Technology, Inc.	3,285
95	[1]	Atheros Communications	2,257
42	[1]	Intevac, Inc.	929
209	[1]	RF Micro Devices, Inc.	1,613
63	[1]	SiRF Technology Holdings, Inc.	1,850
277	[1]	Silicon Image, Inc.	3,349
		TOTAL	25,232
Shares			Value
		COMMON STOCKS--continued
		Software--5.6%
61	[1]	Ansoft Corp.	$1,704
534	[1]	Hyperion Solutions Corp.	22,545
37	[1]	MICROS Systems Corp.	2,083
107	[1]	MicroStrategy, Inc., Class A	12,992
188		Quality Systems, Inc.	7,977
703	[1]	THQ, Inc.	21,301
254	[1]	VASCO Data Security International, Inc.	3,734
		TOTAL	72,336
		Specialty Retail--10.9%
258	[1]	Aeropostale, Inc.	9,273
340		Buckle, Inc.	11,417
40	[1]	Build-A-Bear Workshop, Inc.	1,204
144	[1]	Casual Male Retail Group, Inc.	1,797
195		Cato Corp., Class A	4,401
249	[1]	Children's Place Retail Stores, Inc.	13,498
200	[1]	DSW, Inc., Class A	8,018
62		Deb Shops, Inc.	1,827
425	[1]	Dick's Sporting Goods, Inc.	21,883
529	[1]	Dress Barn, Inc.	11,887
56	[1]	Genesco, Inc.	2,206
283	[1]	Guess ?, Inc.	20,407
382	[1]	Gymboree Corp.	16,537
345	[1]	Hibbett Sporting Goods, Inc.	11,078
39	[1]	Jos A. Bank Clothiers, Inc.	1,207
180	[1]	New York & Co.	2,630
76	[1]	Zumiez, Inc.	2,500
		TOTAL	141,770
		Textiles, Apparel & Luxury Goods--3.6%
483	[1]	Crocs, Inc.	24,314
144	[1]	Deckers Outdoor Corp.	8,397
207		K-Swiss, Inc., Class A	6,545
149	[1]	Maidenform Brands, Inc.	2,983
171	[1]	Steven Madden Ltd.	5,082
		TOTAL	47,321
Shares			Value
		COMMON STOCKS--continued
		Trading Companies & Distributors--2.6%
347		Applied Industrial Technologies, Inc.	$8,508
102	[1]	H&E Equipment Services, Inc.	2,401
280	[1]	Interline Brands, Inc.	6,364
283	[1]	WESCO International, Inc.	17,184
		TOTAL	34,457
		Wireless Telecommunication Services--0.1%
136	[1]	Syniverse Holdings, Inc.	1,996
		TOTAL COMMON STOCKS	1,412,862
		TOTAL INVESTMENTS--108.6% (IDENTIFIED COST $1,314,885) [2]	1,412,862
		OTHER ASSETS & LIABILITIES - NET--(8.6)%	(112,383)
		TOTAL NET ASSETS--100%	$1,300,479

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $1,314,885)		$1,412,862
Cash		12,972
Income receivable		274
Receivable for investments sold		43,258
Receivable for shares sold		11,280
TOTAL ASSETS		1,480,646
Liabilities:
Payable for investments purchased	$45,398
Payable for shares redeemed	58,558
Payable for administrative personnel and services fee (Note 5)	31,813
Payable for transfer and dividend disbursing agent fees and expenses	27,707
Payable for Directors'/Trustees' fees	1,022
Payable for audit fees	7,447
Payable for distribution services fee (Note 5)	2,427
Payable for shareholder services fee (Note 5)	311
Accrued expenses	5,484
TOTAL LIABILITIES		180,167
Net assets for 112,378 shares outstanding		$1,300,479
Net Assets Consist of:
Paid-in capital		$1,261,748
Net unrealized appreciation of investments		97,977
Accumulated net realized loss on investments		(52,590)
Accumulated net investment income (loss)		(6,656)
TOTAL NET ASSETS		$1,300,479
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($463,608 ÷ 39,806 shares outstanding), no par value, unlimited shares authorized		$11.65
Offering price per share		$11.65
Redemption proceeds per share		$11.65
Class A Shares:
Net asset value per share ($338,611 ÷ 29,185 shares outstanding), no par value, unlimited shares authorized		$11.60
Offering price per share (100/94.50 of $11.60) [1]		$12.28
Redemption proceeds per share		$11.60
Class C Shares:
Net asset value per share ($498,260 ÷ 43,387 shares outstanding), no par value, unlimited shares authorized		$11.48
Offering price per share (100/99.00 of $11.48) [1]		$11.60
Redemption proceeds per share (99.00/100 of $11.48) [1]		$11.37

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Dividends			$3,232
Interest			96
TOTAL INCOME			3,328
Expenses:
Investment adviser fee (Note 5)		$6,082
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		13,424
Transfer and dividend disbursing agent fees and expenses		40,451
Directors'/Trustees' fees		762
Auditing fees		7,310
Legal fees		4,538
Portfolio accounting fees		36,767
Distribution services fee--Class A Shares (Note 5)		236
Distribution services fee--Class C Shares (Note 5)		1,895
Shareholder services fee--Class A Shares (Note 5)		137
Shareholder services fee--Class C Shares (Note 5)		174
Share registration costs		22,249
Printing and postage		10,021
Insurance premiums		3,440
Miscellaneous		1,843
TOTAL EXPENSES		265,275
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(6,082)
Waiver of administrative personnel and services fee (Note 5)	(84,125)
Waiver of transfer and dividend disbursing agent fees and expenses	(13,076)
Waiver of portfolio accounting fees	(21,438)
Reimbursement of other operating expenses (Note 5)	(130,570)
TOTAL WAIVERS AND REIMBURSEMENT		(255,291)
Net expenses			9,984
Net investment income (loss)			(6,656)
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(31,465)
Net change in unrealized depreciation of investments			125,381
Net realized and unrealized gain on investments			93,916
Change in net assets resulting from operations			$87,260

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Period Ended 7/31/2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(6,656)	$(5,109)
Net realized loss on investments	(31,465)	(21,125)
Net change in unrealized appreciation/depreciation on investments	125,381	(27,404)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	87,260	(53,638)
Share Transactions:
Proceeds from sale of shares	642,831	954,007
Cost of shares redeemed	(161,237)	(168,744)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	481,594	785,263
Change in net assets	568,854	731,625
Net Assets:
Beginning of period	731,625	--
End of period (including accumulated net investment income (loss) of $(6,656) and $0, respectively)	$1,300,479	$731,625

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Small Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation.

MDT Small Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on September 15, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	24,317	$276,874	33,093	$353,962
Shares redeemed	(5,868)	(62,987)	(11,736)	(133,278)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	18,449	$213,887	21,357	$220,684

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	20,361	$221,576	17,938	$198,850
Shares redeemed	(6,003)	(68,896)	(3,111)	(34,280)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	14,358	$152,680	14,827	$164,570

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	13,080	$144,381	33,176	$401,195
Shares redeemed	(2,769)	(29,354)	(100)	(1,186)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	10,311	$115,027	33,076	$400,009
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	43,118	$481,594	69,260	$785,263

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

4. FEDERAL TAX INFORMATION

At January 31, 2007, the cost of investments for federal tax purposes was $1,314,885. The net unrealized appreciation of investments for federal tax purposes was $97,977. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $122,253 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,276.

At July 31, 2006, the Fund had a capital loss carryforward of $1,761 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2014.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.15% of the Fund's average daily net assets. Prior to December 8, 2006, the Adviser received an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets. Under the investment advisory contract, the Adviser is contractually obligated to waive, to the extent of its adviser fee, the amount, if any, by which the Fund's annual operating expenses exceed the following levels for each Class of the Fund:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser waived $6,082 of its fee and reimbursed $130,570 of other operating expenses.

For a period of three years after the fiscal year in which the Adviser waived or reimbursed Fund expenses, the Adviser may seek reimbursement from the Fund to the extent that the Fund's total annual operating expenses are less than the expense limitations. Due to the reorganization of the Fund, any expenses waived or reimbursed by the Adviser after December 8, 2006 may not be recovered by the Adviser.

Expenses waived/reimbursed by the Fund of $71,048 are subject to potential recovery by the expiration date of July 31, 2009.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (the "Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive the portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under its previous administrative services contract. In addition, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 6.349% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2007, FSC retained $1,642 of fees paid by the Fund.

Sales Charges

For the six months ended January 31, 2007, FSC, the principal distributor, retained $30 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2007, were as follows:

Purchases	$1,397,394
Sales	$813,078

7. LINE OF CREDIT

The Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MDT SMALL CAP GROWTH FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May and June 2006. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with establishment of the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of MDTA LLC (the "Acquisition"), the investment adviser to the MDT Small Cap Growth Fund (the "Predecessor Fund"). As part of that transaction, Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free reorganization (the "Proposed Reorganization"), which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a fund with substantially similar investment objectives and policies and the same portfolio manager(s) as the Predecessor Fund, but with sales, distribution and other shareholder services offered by the funds managed and distributed by affiliates of Federated.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated and directed the preparation of reports regarding the performance of, and fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

Because the Fund will employ the same portfolio managers and investment techniques, the Board reviewed the Predecessor Fund's performance compared to its benchmark as an indicator of how the Adviser will execute the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant approval of the advisory contract. The Board noted that the Predecessor Fund and/or accounts managed by MDTA LLC with substantially similar investment objectives and policies outperformed its relevant benchmark on a gross basis for the one- and three-year periods reviewed. The Board determined that reviewing performance on a gross basis was appropriate in this instance because the fee structure for separately managed accounts is not comparable for the Fund as discussed above.

The Senior Officer noted that the Fund's quantitative focus made it difficult to compare its fees and expenses to other peers, which varied widely in their complexity. He observed that the management of the Fund is among the more complex, relative to its peers and, consequently, that the advisory fee and projected net total expenses are at the high end compared to such peers. The Board reviewed the proposed fees and other expenses of the Fund with the Adviser and was satisfied that the proposed overall expense structure of the Fund appeared competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund. No changes were recommended to, and no objection was raised to the proposed advisory contract, and the Senior Officer noted that Federated proposed to provide appropriate administrative services to the Fund for the anticipated fees. The Board concluded that the nature, quality and scope of services to be provided to the Fund by the Adviser and its affiliates were satisfactory.

The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate. It was noted in this regard that the Adviser has agreed to limit the expenses of each class of the Fund at specified amounts for a two-year period commencing on the date the Proposed Reorganization is consummated.

Federated furnished reports, requested by the Senior Officer, that made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R775
Cusip 31421R767

36367 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated MDT Small Cap Growth Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2007 [1]	Period Ended 7/31/2006 [2]

Net Asset Value, Beginning of Period	$10.61	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.05)[3]	(0.13)[3]
Net realized and unrealized gain on investments	1.09	0.74

TOTAL FROM INVESTMENT OPERATIONS	1.04	0.61

Net Asset Value, End of Period	$11.65	$10.61

Total Return[4]	9.80%	6.10%

Ratios to Average Net Assets:

Net expenses	1.51%[5]	1.77%[5]

Net investment income (loss)	(0.83)%[5]	(1.25)%[5]

Expense waiver/reimbursement[6]	49.89%[5]	25.65%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$464	$227

Portfolio turnover	82%	157%

1 MDT Small Cap Growth Fund (the “Predecessor Fund”) was reorganized into Federated MDT Small Cap Growth Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period[1]

Actual	$1,000	$1,098.00	$7.99

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,017.59	$7.68

1 Expenses are equal to the Fund’s annualized net expense ratio of 1.51%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At January 31, 2007, the Fund’s industry composition1 was as follows:

Industry	Percentage of Total Net Assets

Specialty Retail	10.9%

Commercial Services & Supplies	9.2%

Energy Equipment & Services	7.3%

Software	5.6%

Machinery	5.0%

Health Care Providers & Services	4.6%

Hotels, Restaurants & Leisure	3.8%

Electronic Equipment & Instruments	3.7%

Health Care Equipment & Supplies	3.7%

Textiles, Apparel & Luxury Goods	3.6%

Metals & Mining	3.4%

Leisure Equipment & Products	3.2%

Computers & Peripherals	3.1%

Marine	2.9%

Household Durables	2.8%

Pharmaceuticals	2.7%

Capital Markets	2.6%

Trading Companies & Distributors	2.6%

Communications Equipment	2.3%

Chemicals	2.1%

Internet Software & Services	2.1%

Consumer Finance	2.0%

Semiconductors & Semiconductor Equipment	1.9%

Aerospace & Defense	1.5%

Building Products	1.5%

Diversified Financial Services	1.5%

Internet & Catalog Retail	1.4%

Electrical Equipment	1.1%

Commercial Banks	1.0%

Food & Staples Retailing	1.0%

IT Services	1.0%

Oil, Gas & Consumable Fuels	1.0%

Other[2]	6.5%

Other Assets and Liabilities--Net[3]	(8.6)%

TOTAL	100.0%

1 Except for Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund’s total net assets have been aggregated under the designation “Other”.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2007 (unaudited)

Shares			Value

		COMMON STOCKS--108.6%
		Aerospace & Defense--1.5%
310	[1]	K&F Industries Holdings, Inc.	$7,220
325	[1]	Teledyne Technologies, Inc.	12,399

		TOTAL	19,619

		Air Freight & Logistics--0.9%
380	[1]	Hub Group, Inc., Class A	11,347

		Beverages--0.5%
96		MGP Ingredients, Inc.	2,119
106	[1]	The Boston Beer Co., Inc., Class A	3,726

		TOTAL	5,845

		Biotechnology--0.5%
127	[1]	United Therapeutics Corp.	6,807

		Building Products--1.5%
207		Apogee Enterprises, Inc.	3,939
183	[1]	Goodman Global, Inc.	3,252
214	[1]	NCI Building System, Inc.	12,181

		TOTAL	19,372

		Capital Markets--2.6%
39		Cohen & Steers, Inc.	1,901
155	[1]	GFI Group, Inc.	9,917
294		Greenhill & Co., Inc.	22,029

		TOTAL	33,847

		Chemicals--2.1%
1,199	[1]	Hercules, Inc.	23,512
171		Koppers Holdings, Inc.	4,345

		TOTAL	27,857

		Commercial Banks--1.0%
131	[1]	SVB Financial Group	6,111
83	[1]	Texas Capital Bancshares, Inc.	1,615
228		UCBH Holdings, Inc.	4,275
84		Wilshire Bancorp, Inc.	1,533

		TOTAL	13,534

		COMMON STOCKS--continued
		Commercial Services & Supplies--9.2%
76		Administaff, Inc.	$3,111
32	[1]	CRA International, Inc.	1,725
127	[1]	Consolidated Graphics, Inc.	7,874
336		Deluxe Corp.	10,053
251		Healthcare Services Group, Inc.	7,259
176	[1]	Heidrick & Struggles International, Inc.	7,686
95	[1]	Huron Consulting Group, Inc.	4,926
423	[1]	IHS, Inc., Class A	16,099
481		Knoll, Inc.	10,577
192	[1]	Labor Ready, Inc.	3,606
140	[1]	Resources Connection, Inc.	4,396
51		Team, Inc.	1,742
712	[1]	TeleTech Holdings, Inc.	19,188
487		Watson Wyatt & Co. Holdings, Class A	21,569

		TOTAL	119,811

		Communications Equipment--2.3%
440	[1]	Arris Group, Inc.	6,257
339	[1]	C-COR Electronics, Inc.	4,641
240	[1]	Comtech Telecommunications Corp.	8,640
317	[1]	Netgear, Inc.	8,163
169	[1]	Tekelec, Inc.	2,603

		TOTAL	30,304

		Computers & Peripherals--3.1%
143	[1]	Brocade Communications Systems, Inc.	1,227
192	[1]	Intermec, Inc.	4,614
1,014		Logitech International SA	29,589
171	[1]	Synaptics, Inc.	4,627

		TOTAL	40,057

		Construction & Engineering--0.7%
298	[1]	Perini Corp.	9,006

		Construction Materials--0.4%
219	[1]	Headwaters, Inc.	4,976

		COMMON STOCKS--continued
		Consumer Finance--2.0%
80		ASTA Funding, Inc.	$2,578
137		Cash America International, Inc.	5,851
189	[1]	Ezcorp, Inc., Class A	3,162
267	[1]	First Cash Financial Services, Inc.	6,269
180	[1]	World Acceptance Corp.	7,922

		TOTAL	25,782

		Containers & Packaging--0.5%
151		Silgan Holdings, Inc.	7,071

		Diversified Consumer Services--0.5%
76		DeVRY, Inc.	2,140
100	[1]	Vertrue, Inc.	4,649

		TOTAL	6,789

		Diversified Financial Services--1.5%
424		International Securities Exchange Holdings, Inc.	17,566
44	[1]	Portfolio Recovery Associates, Inc.	1,913

		TOTAL	19,479

		Diversified Telecommunication Services--0.4%
342		Alaska Communications Systems Holdings, Inc.	5,527

		Electrical Equipment--1.1%
299	[1]	II-VI, Inc.	8,982
111		Regal Beloit Corp.	5,586

		TOTAL	14,568

		Electronic Equipment & Instruments--3.7%
407	[1]	Benchmark Electronics, Inc.	9,219
404		Daktronics, Inc.	13,966
97	[1]	Faro Technologies, Inc.	2,404
33	[1]	Itron, Inc.	1,902
71		MTS Systems Corp.	3,037
155		Park Electrochemical Corp.	4,137
28	[1]	Rogers Corp.	1,447
170	[1]	ScanSource, Inc.	4,988
394	[1]	Smart Modular Technologies (WWH), Inc.	4,893
161	[1]	TTM Technologies	1,724

		TOTAL	47,717

		COMMON STOCKS--continued
		Energy Equipment & Services--7.3%
150	[1]	Atwood Oceanics, Inc.	$7,256
405	[1]	Complete Production Services, Inc.	8,047
221	[1]	Dril-Quip, Inc.	8,221
108	[1]	Hercules Offshore, Inc.	2,856
235	[1]	Hornbeck Offshore Services, Inc.	6,467
110	[1]	Hydril Co.	8,701
735	[1]	Input/Output, Inc.	10,062
152		Lufkin Industries, Inc.	9,097
324	[1]	Oceaneering International, Inc.	12,788
371	[1]	Oil States International, Inc.	10,692
145	[1]	Trico Marine Services, Inc.	4,717
134	[1]	W-H Energy Services, Inc.	6,081

		TOTAL	94,985

		Food & Staples Retailing--1.0%
294		Longs Drug Stores Corp.	12,642

		Health Care Equipment & Supplies--3.7%
85	[1]	Align Technology, Inc.	1,407
70	[1]	Cholestech Corp.	1,178
413	[1]	Immucor, Inc.	13,026
67		Meridian Bioscience, Inc.	1,987
118	[1]	Palomar Medical Technologies, Inc.	5,872
137	[1]	Quidel Corp.	1,862
335		West Pharmaceutical Services, Inc.	16,258
109	[1]	Zoll Medical Corp.	6,837

		TOTAL	48,427

		Health Care Providers & Services--4.6%
265	[1]	Apria Healthcare Group, Inc.	7,359
488	[1]	Centene Corp.	12,161
444	[1]	Healthspring, Inc.	8,733
261	[1]	Nighthawk Radiology Holdings, Inc.	6,580
162	[1]	Psychiatric Solutions, Inc.	6,308
46	[1]	Radiation Therapy Services, Inc.	1,366
232	[1]	Wellcare Health Plans, Inc.	17,975

		TOTAL	60,482

		COMMON STOCKS--continued
		Hotels, Restaurants & Leisure--3.8%
94	[1]	Buffalo Wild Wings, Inc.	$4,783
404	[1]	CEC Entertainment, Inc.	17,085
218	[1]	Life Time Fitness, Inc.	11,816
38	[1]	P. F. Chang’s China Bistro, Inc.	1,505
340		Ruby Tuesday, Inc.	9,727
102	[1]	WMS Industries, Inc.	4,045

		TOTAL	48,961

		Household Durables--2.8%
53	[1]	Directed Electronics, Inc.	530
412		Sealy Corp.	6,184
828		Tempur-Pedic International, Inc.	19,706
350		Tupperware Brands Corp.	8,166
47	[1]	Universal Electronics, Inc.	981

		TOTAL	35,567

		IT Services--1.0%
217		InfoUSA, Inc.	2,606
304		Syntel, Inc.	9,996

		TOTAL	12,602

		Industrial Conglomerates--0.9%
222	[1]	McDermott International, Inc.	11,464

		Insurance--0.7%
126		National Financial Partners Corp.	6,187
111		National Interstate Corp.	2,989

		TOTAL	9,176

		Internet & Catalog Retail--1.4%
430	[1]	Priceline.com, Inc.	18,327

		Internet Software & Services--2.1%
56	[1]	Travelzoo, Inc.	1,711
1,016	[1]	ValueClick, Inc.	25,928

		TOTAL	27,639

		Leisure Equipment & Products--3.2%
969	[1]	Marvel Entertainment, Inc.	27,054
501		Oakley, Inc.	11,603
255	[1]	Smith & Wesson Holding Corp.	2,831

		TOTAL	41,488

		Life Sciences Tools & Services--0.2%
61	[1]	Parexel International Corp.	1,998

		COMMON STOCKS--continued
		Machinery--5.0%
197		Actuant Corp.	$9,809
201	[1]	Astec Industries, Inc.	7,238
78		Dynamic Materials Corp.	2,304
33		Freightcar America, Inc.	1,918
46		Greenbrier Cos., Inc.	1,328
47		Hurco Co., Inc.	1,556
193		Kaydon Corp.	8,318
327		Manitowoc, Inc.	16,958
67	[1]	Middleby Corp.	7,489
149		Nordson Corp.	7,706

		TOTAL	64,624

		Marine--2.9%
378	[1]	American Commercial Lines, Inc.	26,626
393		Horizon Lines, Inc., Class A	11,692

		TOTAL	38,318

		Metals & Mining--3.4%
432	[1]	AK Steel Holding Corp.	9,089
439		Chaparral Steel Co.	22,512
150	[1]	RTI International Metals	12,263

		TOTAL	43,864

		Oil, Gas & Consumable Fuels--1.0%
95		Alon USA Energy, Inc.	2,555
354		Frontier Oil Corp.	10,057

		TOTAL	12,612

		Pharmaceuticals--2.7%
134	[1]	KV Pharmaceutical Co., Class A	3,381
570		Medicis Pharmaceutical Corp., Class A	21,620
63	[1]	Pozen, Inc.	1,065
373	[1]	Sciele Pharma, Inc.	8,859

		TOTAL	34,925

		Road & Rail--0.2%
139	[1]	Celadon Group, Inc.	2,334

		COMMON STOCKS--continued
		Semiconductors & Semiconductor Equipment--1.9%
320	[1]	ATMI, Inc.	$10,701
72	[1]	Advanced Energy Industries, Inc.	1,248
312	[1]	Amkor Technology, Inc.	3,285
95	[1]	Atheros Communications	2,257
42	[1]	Intevac, Inc.	929
209	[1]	RF Micro Devices, Inc.	1,613
63	[1]	SiRF Technology Holdings, Inc.	1,850
277	[1]	Silicon Image, Inc.	3,349

		TOTAL	25,232

		Software--5.6%
61	[1]	Ansoft Corp.	1,704
534	[1]	Hyperion Solutions Corp.	22,545
37	[1]	MICROS Systems Corp.	2,083
107	[1]	MicroStrategy, Inc., Class A	12,992
188		Quality Systems, Inc.	7,977
703	[1]	THQ, Inc.	21,301
254	[1]	VASCO Data Security International, Inc.	3,734

		TOTAL	72,336

		Specialty Retail--10.9%
258	[1]	Aeropostale, Inc.	9,273
340		Buckle, Inc.	11,417
40	[1]	Build-A-Bear Workshop, Inc.	1,204
144	[1]	Casual Male Retail Group, Inc.	1,797
195		Cato Corp., Class A	4,401
249	[1]	Children’s Place Retail Stores, Inc.	13,498
200	[1]	DSW, Inc., Class A	8,018
62		Deb Shops, Inc.	1,827
425	[1]	Dick’s Sporting Goods, Inc.	21,883
529	[1]	Dress Barn, Inc.	11,887
56	[1]	Genesco, Inc.	2,206
283	[1]	Guess ?, Inc.	20,407
382	[1]	Gymboree Corp.	16,537
345	[1]	Hibbett Sporting Goods, Inc.	11,078
39	[1]	Jos A. Bank Clothiers, Inc.	1,207
180	[1]	New York & Co.	2,630
76	[1]	Zumiez, Inc.	2,500

		TOTAL	141,770

		COMMON STOCKS--continued
		Textiles, Apparel & Luxury Goods--3.6%
483	[1]	Crocs, Inc.	$24,314
144	[1]	Deckers Outdoor Corp.	8,397
207		K-Swiss, Inc., Class A	6,545
149	[1]	Maidenform Brands, Inc.	2,983
171	[1]	Steven Madden Ltd.	5,082

		TOTAL	47,321

		Trading Companies & Distributors--2.6%
347		Applied Industrial Technologies, Inc.	8,508
102	[1]	H&E Equipment Services, Inc.	2,401
280	[1]	Interline Brands, Inc.	6,364
283	[1]	WESCO International, Inc.	17,184

		TOTAL	34,457

		Wireless Telecommunication Services--0.1%
136	[1]	Syniverse Holdings, Inc.	1,996

		TOTAL COMMON STOCKS	1,412,862

		TOTAL INVESTMENTS--108.6% (IDENTIFIED COST $1,314,885)[2]	1,412,862

		OTHER ASSETS & LIABILITIES--NET--(8.6)%	(112,383)

		TOTAL NET ASSETS--100%	$1,300,479

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $1,314,885)		$1,412,862
Cash		12,972
Income receivable		274
Receivable for investments sold		43,258
Receivable for shares sold		11,280

TOTAL ASSETS		1,480,646

Liabilities:
Payable for investments purchased	$45,398
Payable for shares redeemed	58,558
Payable for administrative personnel and services fee (Note 5)	31,813
Payable for transfer and dividend disbursing agent fees and expenses	27,707
Payable for Directors’/Trustees’ fees	1,022
Payable for audit fees	7,447
Payable for distribution services fee (Note 5)	2,427
Payable for shareholder services fee (Note 5)	311
Accrued expenses	5,484

TOTAL LIABILITIES		180,167

Net assets for 112,378 shares outstanding		$1,300,479

Net Assets Consist of:
Paid-in capital		$1,261,748
Net unrealized appreciation of investments		97,977
Accumulated net realized loss on investments		(52,590)
Accumulated net investment income (loss)		(6,656)

TOTAL NET ASSETS		$1,300,479

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($463,608 ÷ 39,806 shares outstanding), no par value, unlimited shares authorized		$11.65

Offering price per share		$11.65

Redemption proceeds per share		$11.65

Class A Shares:
Net asset value per share ($338,611 ÷ 29,185 shares outstanding), no par value, unlimited shares authorized		$11.60

Offering price per share (100/94.50 of $11.60)[1]		$12.28

Redemption proceeds per share		$11.60

Class C Shares:
Net asset value per share ($498,260 ÷ 43,387 shares outstanding), no par value, unlimited shares authorized		$11.48

Offering price per share (100/99.00 of $11.48)[1]		$11.60

Redemption proceeds per share (99.00/100 of $11.48)[1]		$11.37

1 See “What Do Shares Cost?” in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Dividends			$3,232
Interest			96

TOTAL INCOME			3,328

Expenses:
Investment adviser fee (Note 5)		$6,082
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		13,424
Transfer and dividend disbursing agent fees and expenses		40,451
Directors’/Trustees’ fees		762
Auditing fees		7,310
Legal fees		4,538
Portfolio accounting fees		36,767
Distribution services fee--Class A Shares (Note 5)		236
Distribution services fee--Class C Shares (Note 5)		1,895
Shareholder services fee--Class A Shares (Note 5)		137
Shareholder services fee--Class C Shares (Note 5)		174
Share registration costs		22,249
Printing and postage		10,021
Insurance premiums		3,440
Miscellaneous		1,843

TOTAL EXPENSES		265,275

Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(6,082)
Waiver of administrative personnel and services fee (Note 5)	(84,125)
Waiver of transfer and dividend disbursing agent fees and expenses	(13,076)
Waiver of portfolio accounting fees	(21,438)
Reimbursement of other operating expenses (Note 5)	(130,570)

TOTAL WAIVERS AND REIMBURSEMENT		(255,291)

Net expenses			9,984

Net investment income (loss)			(6,656)

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(31,465)
Net change in unrealized depreciation of investments			125,381

Net realized and unrealized gain on investments			93,916

Change in net assets resulting from operations			$87,260

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Period Ended 7/31/2006 [1]

Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(6,656)	$(5,109)
Net realized loss on investments	(31,465)	(21,125)
Net change in unrealized appreciation/depreciation on investments	125,381	(27,404)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	87,260	(53,638)

Share Transactions:
Proceeds from sale of shares	642,831	954,007
Cost of shares redeemed	(161,237)	(168,744)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	481,594	785,263

Change in net assets	568,854	731,625

Net Assets:
Beginning of period	731,625	--

End of period (including accumulated net investment income (loss) of $(6,656) and $0, respectively)	$1,300,479	$731,625

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation.

MDT Small Cap Growth Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on September 15, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund’s portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2007		Period Ended 7/31/2006[1]

Institutional Shares:	Shares	Amount	Shares	Amount

Shares sold	24,317	$276,874	33,093	$353,962
Shares redeemed	(5,868)	(62,987)	(11,736)	(133,278)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	18,449	$213,887	21,357	$220,684

	Six Months Ended 1/31/2007		Period Ended 7/31/2006[1]

Class A Shares:	Shares	Amount	Shares	Amount

Shares sold	20,361	$221,576	17,938	$198,850
Shares redeemed	(6,003)	(68,896)	(3,111)	(34,280)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	14,358	$152,680	14,827	$164,570

	Six Months Ended 1/31/2007		Period Ended 7/31/2006[1]

Class C Shares:	Shares	Amount	Shares	Amount

Shares sold	13,080	$144,381	33,176	$401,195
Shares redeemed	(2,769)	(29,354)	(100)	(1,186)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	10,311	$115,027	33,076	$400,009

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	43,118	$481,594	69,260	$785,263

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

4. FEDERAL TAX INFORMATION

At January 31, 2007, the cost of investments for federal tax purposes was $1,314,885. The net unrealized appreciation of investments for federal tax purposes was $97,977. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $122,253 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,276.

At July 31, 2006, the Fund had a capital loss carryforward of $1,761 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2014.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 1.15% of the Fund’s average daily net assets. Prior to December 8, 2006, the Adviser received an annual investment adviser fee equal to 1.25% of the Fund’s average daily net assets. Under the investment advisory contract, the Adviser is contractually obligated to waive, to the extent of its adviser fee, the amount, if any, by which the Fund’s annual operating expenses exceed the following levels for each Class of the Fund:

Class	Percentage of Average Daily Net Assets of Class

Institutional Shares	1.80%

Class A Shares	2.05%

Class C Shares	2.80%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser waived $6,082 of its fee and reimbursed $130,570 of other operating expenses.

For a period of three years after the fiscal year in which the Adviser waived or reimbursed Fund expenses, the Adviser may seek reimbursement from the Fund to the extent that the Fund’s total annual operating expenses are less than the expense limitation. Due to the reorganization of the Fund, any expenses waived or reimbursed by the Adviser after December 8, 2006 may not be recovered by the Adviser.

Expenses waived/reimbursed by the Fund of $71,048 are subject to potential recovery by the expiration date of July 31, 2009.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (the “Agreement”), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive the portion of its fees which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under its previous administrative services contract. In addition, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 6.349% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Class	Percentage of Average Daily Net Assets of Class

Class A Shares	0.25%

Class C Shares	0.75%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC:

Class	Percentage of Average Daily Net Assets of Class

Class A Shares	0.25%

Class C Shares	1.00%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2007, FSC retained $1,642 of fees paid by the Fund.

Sales Charges

For the six months ended January 31, 2007, FSC, the principal distributor, retained $30 in sales charges from the sale of Class A Shares. See “What Do Shares Cost?” in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2007, were as follows:

Purchases	$1,397,394

Sales	$813,078

7. LINE OF CREDIT

The Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MDT SMALL CAP GROWTH FUND (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May and June 2006. The Board’s decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated’s recommendation to go forward with establishment of the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of MDTA LLC (the “Acquisition”), the investment adviser to the MDT Small Cap Growth Fund (the “Predecessor Fund”). As part of that transaction, Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free reorganization (the “Proposed Reorganization”), which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a fund with substantially similar investment objectives and policies and the same portfolio manager(s) as the Predecessor Fund, but with sales, distribution and other shareholder services offered by the funds managed and distributed by affiliates of Federated.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund’s advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated and directed the preparation of reports regarding the performance of, and fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

Because the Fund will employ the same portfolio managers and investment techniques, the Board reviewed the Predecessor Fund’s performance compared to its benchmark as an indicator of how the Adviser will execute the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant approval of the advisory contract. The Board noted that the Predecessor Fund and/or accounts managed by MDTA LLC with substantially similar investment objectives and policies outperformed its relevant benchmark on a gross basis for the one and three year periods reviewed. The Board determined that reviewing performance on a gross basis was appropriate in this instance because the fee structure for separately managed accounts is not comparable for the Fund as discussed above.

The Senior Officer noted that the Fund’s quantitative focus made it difficult to compare its fees and expenses to other peers, which varied widely in their complexity. He observed that the management of the Fund is among the more complex, relative to its peers and, consequently, that the advisory fee and projected net total expenses are at the high end compared to such peers. The Board reviewed the proposed fees and other expenses of the Fund with the Adviser and was satisfied that the proposed overall expense structure of the Fund appeared competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund. No changes were recommended to, and no objection was raised to the proposed advisory contract, and the Senior Officer noted that Federated proposed to provide appropriate administrative services to the Fund for the anticipated fees. The Board concluded that the nature, quality and scope of services to be provided to the Fund by the Adviser and its affiliates was satisfactory.

The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board’s governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate. It was noted in this regard that the Adviser has agreed to limit the expenses of each class of the Fund at specified amounts for a two year period commencing on the date the Proposed Reorganization is consummated.

Federated furnished reports, requested by the Senior Officer, that made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated’s profit margins did not appear to be excessive.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board’s decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated’s proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Got to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of the Federated Investors website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 31421R759

36369 (3/07)

Federated is a registered mark of Federated Investors, Inc.
2007 ©Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Small Cap Value Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2007	[1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$10.61		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.02	) [3]	(0.07	) [3]
Net realized and unrealized gain on investments	0.99		0.68
TOTAL FROM INVESTMENT OPERATIONS	0.97		0.61
Net Asset Value, End of Period	$11.58		$10.61
Total Return [4]	9.14%		6.10%

Ratios to Average Net Assets:
Net expenses	1.75	% [5]	2.00	% [5]
Net investment income (loss)	(0.38	)% [5]	(0.59	)% [5]
Expense waiver/reimbursement [6]	7.65	% [5]	34.07	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,620		$699
Portfolio turnover	77%		124%

1 MDT Small Cap Value Fund (the "Predecessor Fund") was reorganized into Federated MDT Small Cap Value Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2007	[1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$10.54		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.06	) [3]	(0.15	) [3]
Net realized and unrealized gain on investments	0.98		0.69
TOTAL FROM INVESTMENT OPERATIONS	0.92		0.54
Net Asset Value, End of Period	$11.46		$10.54
Total Return [4]	8.73%		5.40%

Ratios to Average Net Assets:
Net expenses	2.50	% [5]	2.75	% [5]
Net investment income (loss)	(1.13	)% [5]	(1.34	)% [5]
Expense waiver/reimbursement [6]	6.80	% [5]	34.07	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$575		$51
Portfolio turnover	77%		124%

1 The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,091.40	$ 9.23
Class C Shares	$1,000	$ 1,087.30	$13.15
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.38	$ 8.89
Class C Shares	$1,000	$1,012.60	$12.68

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.75%
Class C Shares	2.50%

Portfolio of Investments Summary Table

At January 31, 2007, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Insurance	13.8%
Commercial Banks	6.1%
Gas Utilities	5.7%
Electrical Equipment	5.6%
Oil, Gas & Consumable Fuels	5.0%
Thrifts & Mortgage Finance	4.6%
Personal Products	4.2%
Health Care Providers & Services	3.7%
Electric Utilities	3.6%
Electronic Equipment & Instruments	3.5%
Hotels, Restaurants & Leisure	3.4%
Textiles, Apparel & Luxury Goods	3.1%
Metals & Mining	3.0%
Aerospace & Defense	2.9%
Capital Markets	2.8%
Containers & Packaging	2.7%
Software	2.7%
Consumer Finance	2.6%
Commercial Services & Supplies	2.2%
Food & Staples Retailing	2.1%
Machinery	2.1%
Trading Companies & Distributors	2.1%
Semiconductors & Semiconductor Equipment	2.0%
Auto Components	1.9%
Multi-Utilities	1.4%
Communications Equipment	1.2%
Leisure Equipment & Products	1.2%
Specialty Retail	1.2%
Chemicals	1.1%
Other [2]	2.2%
Other Assets and Liabilities--Net [3]	0.3%
TOTAL	100.0%

1 Except for Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--99.7%
		Aerospace & Defense--2.9%
3,350		Cubic Corp.	$70,015
6,755	[1]	K&F Industries Holdings, Inc.	157,324
2,897		Triumph Group, Inc.	162,811
		TOTAL	390,150
		Airlines--0.4%
1,035	[1]	Alaska Air Group, Inc.	44,350
349		SkyWest, Inc.	9,472
		TOTAL	53,822
		Auto Components--1.9%
4,602		ArvinMeritor, Inc.	88,588
9,143		Cooper Tire & Rubber Co.	146,197
317	[1]	Lear Corp.	10,734
		TOTAL	245,519
		Capital Markets--2.8%
630		GAMCO Investors, Inc., Class A	24,463
18,338	[1]	Knight Capital Group, Inc., Class A	331,368
267	[1]	Piper Jaffray Cos., Inc.	18,407
		TOTAL	374,238
		Chemicals--1.1%
1,640		CF Industries Holdings, Inc.	50,020
3,619		Fuller (H.B.) Co.	93,624
71		Westlake Chemical Corp.	2,356
		TOTAL	146,000
		Commercial Banks--6.1%
1,245		Alabama National Bancorp	87,548
1,246		Amcore Financial, Inc.	42,077
310		BancFirst Corp.	15,088
2,828		Chittenden Corp.	86,141
952		Citizens Banking Corp.	23,334
827		City Holding Co.	33,163
2,115		Community Bank System, Inc.	47,926
407		Community Trust Bancorp, Inc.	15,914
2,386		First Charter Corp.	57,383
Shares			Value
		COMMON STOCKS--continued
		Commercial Banks--continued
1,286		First Commonwealth Financial Corp.	$16,911
864		Integra Bank Corp.	21,401
1,057		NBT Bancorp, Inc.	26,214
1,214		Old National Bancorp	22,750
543		Oriental Financial Group	6,961
669		Park National Corp.	65,917
856		S & T Bancorp, Inc.	29,669
244		Sandy Spring Bancorp, Inc.	8,786
323		Southwest Bancorp, Inc.	8,605
4,716		Susquehanna Bankshares, Inc.	119,032
723		Taylor Capital Group, Inc.	27,452
1,463		Wesbanco, Inc.	46,523
		TOTAL	808,795
		Commercial Services & Supplies--2.2%
1,850	[1]	Layne Christensen Co.	64,805
4,182	[1]	Volt Information Science, Inc.	147,876
1,799		Watson Wyatt & Co. Holdings	79,678
		TOTAL	292,359
		Communications Equipment--1.2%
2,314	[1]	Anaren Microwave, Inc.	38,181
5,876	[1]	C-COR Electronics, Inc.	80,442
1,811	[1]	Oplink Communications, Inc.	34,373
		TOTAL	152,996
		Computers & Peripherals--0.3%
696		Imation Corp.	30,283
887	[1]	SimpleTech, Inc.	9,704
		TOTAL	39,987
		Consumer Finance--2.6%
3,339		Advanta Corp., Class B	154,963
4,283		Cash America International, Inc.	182,927
		TOTAL	337,890
		Containers & Packaging--2.7%
3,109		Greif Brothers Corp., Class A	355,390
		Distributors--0.1%
1,001	[1]	Audiovox Corp., Class A	15,435
Shares			Value
		COMMON STOCKS--continued
		Electric Utilities--3.6%
3,673		Allete, Inc.	$176,635
944		Cleco Corp.	24,110
6,588		Idacorp, Inc.	243,427
829		Otter Tail Corp.	26,802
		TOTAL	470,974
		Electrical Equipment--5.6%
9,860		Belden CDT, Inc.	426,445
18	[1]	Genlyte Group, Inc.	1,364
1,106	[1]	Superior Essex, Inc.	35,292
6,609		Woodward Governor Co.	276,521
		TOTAL	739,622
		Electronic Equipment & Instruments--3.5%
879	[1]	Benchmark Electronics, Inc.	19,909
30		CTS Corp.	465
8,162	[1]	Insight Enterprises, Inc.	165,933
2,839		Methode Electronics, Inc., Class A	31,257
3,781	[1]	TTM Technologies	40,495
9,278		Technitrol, Inc.	204,302
		TOTAL	462,361
		Energy Equipment & Services--0.1%
427	[1]	Dawson Geophysical Co.	14,830
		Food & Staples Retailing--2.1%
6,524		Longs Drug Stores Corp.	280,532
		Gas Utilities--5.7%
5,684		Atmos Energy Corp.	177,568
2,054		Laclede Group, Inc.	66,714
4,281		New Jersey Resources Corp.	199,495
1,691		Northwest Natural Gas Co.	68,807
2,726		South Jersey Industries, Inc.	90,067
4,846		WGL Holdings, Inc.	153,279
		TOTAL	755,930
		Health Care Providers & Services--3.7%
6,780	[1]	Amerigroup Corp.	245,843
3,188	[1]	Corvel Corp.	150,250
1,837	[1]	Cross Country Healthcare, Inc.	41,443
1,682	[1]	MedCath Corp.	48,172
		TOTAL	485,708
Shares			Value
		COMMON STOCKS--continued
		Hotels, Restaurants & Leisure--3.4%
4,170	[1]	CEC Entertainment, Inc.	$176,349
713		International Speedway Corp., Class A	37,240
3,347		Marcus Corp.	80,027
4,161		Speedway Motorsports, Inc.	160,531
		TOTAL	454,147
		Household Durables--0.2%
793		CSS Industries, Inc.	28,603
		IT Services--0.2%
1,567	[1]	Sykes Enterprises, Inc.	22,894
		Insurance--13.8%
1,184		Alfa Corp.	22,330
101	[1]	American Physicians Capital, Inc.	3,909
318	[1]	CNA Surety Corp.	6,757
1,130		Delphi Financial Group, Inc., Class A	44,567
291		EMC Insurance Group, Inc.	9,786
1,868		FBL Financial Group, Inc., Class A	72,497
677	[1]	FPIC Insurance Group, Inc.	29,714
1,670		Harleysville Group, Inc.	56,780
4,581		Horace Mann Educators Corp.	90,841
1,898		Infinity Property & Casualty	90,800
2,006	[1]	Meadowbrook Insurance Group, Inc.	20,140
1,236		Midland Co.	56,831
1,565		National Interstate Corp.	42,145
922		Nymagic, Inc.	37,553
13,669		Odyssey Re Holdings Corp.	539,242
715	[1]	ProAssurance Corp.	36,315
1,776		RLI Corp.	98,284
3,442		Selective Insurance Group, Inc.	177,091
3,356		State Auto Financial Corp.	107,996
2,693		United Fire & Casualty Co.	91,158
4,108		Zenith National Insurance Corp.	187,736
		TOTAL	1,822,472
		Internet Software & Services--0.8%
2,241	[1]	Greenfield Online, Inc.	32,270
8,324	[1]	Sonicwall, Inc.	70,171
		TOTAL	102,441
Shares			Value
		COMMON STOCKS--continued
		Leisure Equipment & Products--1.2%
6,885		Oakley, Inc.	$159,457
		Machinery--2.1%
315		Alamo Group, Inc.	7,617
871		Cascade Corp.	46,790
3,074		Gorman Rupp Co.	124,190
1,763		Manitowoc, Inc.	91,429
232		Robbins & Myers, Inc.	10,087
		TOTAL	280,113
		Marine--0.1%
357	[1]	Genco Shipping & Trading Ltd.	10,899
		Metals & Mining--3.0%
1,416	[1]	Brush Engineered Materials, Inc.	46,855
347		Chaparral Steel Co.	17,794
4,024		Cleveland Cliffs, Inc.	219,952
75		Commercial Metals Corp.	2,033
3,384		Ryerson, Inc.	106,156
		TOTAL	392,790
		Multi-Utilities--1.4%
5,978		PNM Resources, Inc.	182,209
		Oil, Gas & Consumable Fuels--5.0%
456		Alon USA Energy, Inc.	12,262
7,305	[1]	General Maritime Corp.	266,559
14,701		OMI Corp.	324,304
804		Penn Virginia Corp.	58,917
		TOTAL	662,042
		Personal Products--4.2%
10,836	[1]	NBTY, Inc.	561,847
		Semiconductors & Semiconductor Equipment--2.0%
8,017	[1]	ATMI, Inc.	268,088
		Software--2.7%
1,027	[1]	Hyperion Solutions Corp.	43,360
34,015	[1]	Tibco Software, Inc.	315,659
		TOTAL	359,019
Shares			Value
		COMMON STOCKS--continued
		Specialty Retail--1.2%
4,512	[1]	Cabela's, Inc., Class A	$108,198
486	[1]	Genesco, Inc.	19,144
1,089	[1]	Payless ShoeSource, Inc.	36,972
		TOTAL	164,314
		Textiles, Apparel & Luxury Goods--3.1%
627		Columbia Sportswear Co.	40,655
1,100	[1]	Deckers Outdoor Corp.	64,141
889		K-Swiss, Inc., Class A	28,110
9,895	[1]	Warnaco Group, Inc.	279,930
		TOTAL	412,836
		Thrifts & Mortgage Finance--4.6%
196		Corus Bankshares, Inc.	4,175
2,744		Downey Financial Corp.	196,306
25		First Financial Holdings, Inc.	887
3,010	[1]	FirstFed Financial Corp.	207,539
738		ITLA Capital Corp.	44,833
317		TierOne Corp.	9,548
2,001	[1]	Triad Guaranty, Inc.	103,051
527		WSFS Financial Corp.	36,569
		TOTAL	602,908
		Trading Companies & Distributors--2.1%
8,362		Applied Industrial Technologies, Inc.	205,036
2,362	[1]	TransDigm Group, Inc.	75,230
		TOTAL	280,266
		TOTAL COMMON STOCKS	13,189,883
		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $12,484,830) [2]	13,189,883
		OTHER ASSETS AND LIABILITIES - NET--0.3%	37,385
		TOTAL NET ASSETS--100%	$13,227,268

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $12,484,830)		$13,189,883
Income receivable		7,446
Receivable for investments sold		514,653
Receivable for shares sold		8,480
TOTAL ASSETS		13,720,462
Liabilities:
Payable for investments purchased	$351,500
Payable for shares redeemed	7,080
Payable to bank	31,605
Payable for administrative personnel and services fee (Note 5)	32,860
Payable for transfer and dividend disbursing agent fees and expenses	33,165
Payable for Directors'/Trustees' fees	1,033
Payable for portfolio accounting fees	14,872
Payable for distribution services fee (Note 5)	3,315
Payable for shareholder services fee (Note 5)	1,125
Accrued expenses	16,639
TOTAL LIABILITIES		493,194
Net assets for 1,139,879 shares outstanding		$13,227,268
Net Assets Consist of:
Paid-in capital		$12,701,434
Net unrealized appreciation of investments		705,053
Accumulated net realized loss on investments		(171,754)
Accumulated net investment income (loss)		(7,465)
TOTAL NET ASSETS		$13,227,268

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($10,032,587 ÷ 863,423 shares outstanding), no par value, unlimited shares authorized	$11.62
Offering price per share	$11.62
Redemption proceeds per share	$11.62
Class A Shares:
Net asset value per share ($2,619,619 ÷ 226,259 shares outstanding), no par value, unlimited shares authorized	$11.58
Offering price per share (100/94.50 of $11.58) [1]	$12.25
Redemption proceeds per share	$11.58
Class C Shares:
Net asset value per share ($575,062 ÷ 50,197 shares outstanding), no par value, unlimited shares authorized	$11.46
Offering price per share (100/99.00 of $11.46) [1]	$11.58
Redemption proceeds per share (99.00/100 of $11.46) [1]	$11.35

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Dividends			$50,464
Interest			6,173
TOTAL INCOME			56,637
Expenses:
Investment adviser fee (Note 5)		$47,846
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		14,145
Transfer and dividend disbursing agent fees and expenses		46,392
Directors'/Trustees' fees		907
Auditing fees		7,310
Legal fees		4,537
Portfolio accounting fees		35,844
Distribution services fee--Class A Shares (Note 5)		1,324
Distribution services fee--Class C Shares (Note 5)		1,859
Shareholder services fee--Class A Shares (Note 5)		921
Shareholder services fee--Class C Shares (Note 5)		204
Share registration costs		24,804
Printing and postage		10,386
Insurance premiums		3,464
Miscellaneous		2,025
TOTAL EXPENSES		317,914
Waiver of investment adviser fee (Note 5)	$(47,846)
Waiver of administrative personnel and services fee (Note 5)	(83,041)
Waiver of transfer and dividend disbursing agent fees and expenses	(12,318)
Waiver of portfolio accounting fees	(20,355)
Reimbursement of other operating expenses (Note 5)	(90,252)
TOTAL WAIVERS AND REIMBURSEMENT		(253,812)
Net expenses			64,102
Net investment income (loss)			(7,465)
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(163,777)
Net change in unrealized depreciation of investments			719,553
Net realized and unrealized gain on investments			555,776
Change in net assets resulting from operations			$548,311

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Period Ended 7/31/2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(7,465)	$(1,041)
Net realized loss on investments	(163,777)	(7,977)
Net change in unrealized appreciation/depreciation on investments	719,553	(14,500)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	548,311	(23,518)
Share Transactions:
Proceeds from sale of shares	12,914,263	1,550,300
Cost of shares redeemed	(1,583,860)	(178,228)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,330,403	1,372,072
Change in net assets	11,878,714	1,348,554
Net Assets:
Beginning of period	1,348,554	--
End of period (including accumulated net investment income (loss) of $(7,465) and $0, respectively)	$13,227,268	$1,348,554

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Small Cap Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation.

MDT Small Cap Value Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on September 15, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	925,464	$10,415,543	69,922	$747,384
Shares redeemed	(118,368)	(1,340,045)	(13,595)	(150,455)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	807,096	$9,075,498	56,327	$596,929

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	180,396	$1,993,556	68,354	$751,222
Shares redeemed	(19,946)	(226,625)	(2,545)	(27,773)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	160,450	$1,766,931	65,809	$723,449

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	46,899	$505,164	4,825	$51,694
Shares redeemed	(1,527)	(17,190)	--	--
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	45,372	$487,974	4,825	$51,694
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,012,918	$11,330,403	126,961	$1,372,072

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

4. FEDERAL TAX INFORMATION

At January 31, 2007, the cost of investments for federal tax purposes was $12,484,830. The net unrealized appreciation of investments for federal tax purposes was $705,053. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $941,455 and net unrealized depreciation from investments for those securities having an excess of cost over value of $236,402.

At July 31, 2006, the Fund had a capital loss carryforward of $252 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2014.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.15% of the Fund's average daily net assets. Prior to December 8, 2006, the Adviser received an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets. Under the advisory contract, the Adviser is contractually obligated to waive, to the extent of its adviser fee, the amount, if any, by which the Fund's annual operating expenses exceed the following levels for each Class of the Fund:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser waived $47,846 of its fee and reimbursed $90,252 of other operating expenses.

For a period of three years after the fiscal year in which the Adviser waived or reimbursed Fund expenses, the Adviser may seek reimbursement from the Fund to the extent that the Fund's total annual operating expenses are less than the expense limitation. Due to the reorganization of the Fund, any expenses waived or reimbursed by the Adviser after December 8, 2006 may not be recovered by the Adviser.

Expenses waived/reimbursed by the Fund of $69,505 are subject to potential recovery by the expiration date of July 31, 2009.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (the "Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive the portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under its previous administrative services contract. In addition, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 0.827% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2007, FSC retained $1,422 of fees paid by the Fund.

Sales Charges

For the six months ended January 31, 2007, FSC, the principal distributor, retained $427 in sales charges from the sale of Class A Shares. FSC also retained $9 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2007, were as follows:

Purchases	$17,437,160
Sales	$6,138,620

7. LINE OF CREDIT

The Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MDT SMALL CAP VALUE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May and June 2006. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with establishment of the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of MDTA LLC (the "Acquisition"), the investment adviser to the MDT Small Cap Value Fund (the "Predecessor Fund"). As part of that transaction, Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free reorganization (the "Proposed Reorganization"), which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a fund with substantially similar investment objectives and policies and the same portfolio manager(s) as the Predecessor Fund, but with sales, distribution and other shareholder services offered by the funds managed and distributed by affiliates of Federated.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated and directed the preparation of reports regarding the performance of, and fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

Because the Fund will employ the same portfolio managers and investment techniques, the Board reviewed the Predecessor Fund's performance compared to its benchmark as an indicator of how the Adviser will execute the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services were such as to warrant approval of the advisory contract. The Board noted that the Predecessor Fund and/or accounts managed by MDTA LLC with substantially similar investment objectives and policies outperformed its relevant benchmark for the one- and three-year periods reviewed. The Board determined that reviewing performance on a gross basis was appropriate in this instance because the fee structure for separately managed accounts is not comparable for the Fund as discussed above.

The Senior Officer noted that the Fund's quantitative focus made it difficult to compare its fees and expenses to other peers, which varied widely in their complexity. He observed that the management of the Fund is among the more complex, relative to its peers and, consequently, that the advisory fee and projected net total expenses are at the high end compared to such peers. The Board reviewed the proposed fees and other expenses of the Fund with the Adviser and was satisfied that the proposed overall expense structure of the Fund appeared competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund. No changes were recommended to, and no objection was raised to the proposed advisory contract, and the Senior Officer noted that Federated proposed to provide appropriate administrative services to the Fund for the anticipated fees. The Board concluded that the nature, quality and scope of services to be provided to the Fund by the Adviser and its affiliates were satisfactory.

The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated Funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate. It was noted in this regard that the Adviser has agreed to limit the expenses of each class of the Fund at specified amounts for a two-year period commencing on the date the Proposed Reorganization is consummated.

Federated furnished reports, requested by the Senior Officer, that made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R742
Cusip 31421R734

36365 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Small Cap Value Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2007	[1]	Period Ended 7/31/2006	[2]
Net Asset Value, Beginning of Period	$10.64		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.00	) [3,4]	(0.03	) [4]
Net realized and unrealized gain on investments	0.98		0.67
TOTAL FROM INVESTMENT OPERATIONS	0.98		0.64
Net Asset Value, End of Period	$11.62		$10.64
Total Return [5]	9.21%		6.40%

Ratios to Average Net Assets:
Net expenses	1.50	% [6]	1.75	% [6]
Net investment income (loss)	(0.06	)% [6]	(0.34	)% [6]
Expense waiver/reimbursement [7]	5.95	% [6]	34.07	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$10,033		$599
Portfolio turnover	77%		124%

1 MDT Small Cap Value Fund (the "Predecessor Fund") was reorganized into Federated MDT Small Cap Value Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Represents less than $0.01.

4 Per share numbers have been calculated using the average shares method.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,092.10	$7.91
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,017.64	$7.63

1 Expenses are equal to the Fund's annualized net expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At January 31, 2007, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Insurance	13.8%
Commercial Banks	6.1%
Gas Utilities	5.7%
Electrical Equipment	5.6%
Oil, Gas & Consumable Fuels	5.0%
Thrifts & Mortgage Finance	4.6%
Personal Products	4.2%
Health Care Providers & Services	3.7%
Electric Utilities	3.6%
Electronic Equipment & Instruments	3.5%
Hotels, Restaurants & Leisure	3.4%
Textiles, Apparel & Luxury Goods	3.1%
Metals & Mining	3.0%
Aerospace & Defense	2.9%
Capital Markets	2.8%
Containers & Packaging	2.7%
Software	2.7%
Consumer Finance	2.6%
Commercial Services & Supplies	2.2%
Food & Staples Retailing	2.1%
Machinery	2.1%
Trading Companies & Distributors	2.1%
Semiconductors & Semiconductor Equipment	2.0%
Auto Components	1.9%
Multi-Utilities	1.4%
Communications Equipment	1.2%
Leisure Equipment & Products	1.2%
Specialty Retail	1.2%
Chemicals	1.1%
Other [2]	2.2%
Other Assets and Liabilities--Net [3]	0.3%
TOTAL	100.0%

1 Except for Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--99.7%
		Aerospace & Defense--2.9%
3,350		Cubic Corp.	$70,015
6,755	[1]	K&F Industries Holdings, Inc.	157,324
2,897		Triumph Group, Inc.	162,811
		TOTAL	390,150
		Airlines--0.4%
1,035	[1]	Alaska Air Group, Inc.	44,350
349		SkyWest, Inc.	9,472
		TOTAL	53,822
		Auto Components--1.9%
4,602		ArvinMeritor, Inc.	88,588
9,143		Cooper Tire & Rubber Co.	146,197
317	[1]	Lear Corp.	10,734
		TOTAL	245,519
		Capital Markets--2.8%
630		GAMCO Investors, Inc., Class A	24,463
18,338	[1]	Knight Capital Group, Inc., Class A	331,368
267	[1]	Piper Jaffray Cos., Inc.	18,407
		TOTAL	374,238
		Chemicals--1.1%
1,640		CF Industries Holdings, Inc.	50,020
3,619		Fuller (H.B.) Co.	93,624
71		Westlake Chemical Corp.	2,356
		TOTAL	146,000
Shares			Value
		COMMON STOCKS--continued
		Commercial Banks--6.1%
1,245		Alabama National Bancorp	$87,548
1,246		Amcore Financial, Inc.	42,077
310		BancFirst Corp.	15,088
2,828		Chittenden Corp.	86,141
952		Citizens Banking Corp.	23,334
827		City Holding Co.	33,163
2,115		Community Bank System, Inc.	47,926
407		Community Trust Bancorp, Inc.	15,914
2,386		First Charter Corp.	57,383
1,286		First Commonwealth Financial Corp.	16,911
864		Integra Bank Corp.	21,401
1,057		NBT Bancorp, Inc.	26,214
1,214		Old National Bancorp	22,750
543		Oriental Financial Group	6,961
669		Park National Corp.	65,917
856		S & T Bancorp, Inc.	29,669
244		Sandy Spring Bancorp, Inc.	8,786
323		Southwest Bancorp, Inc.	8,605
4,716		Susquehanna Bankshares, Inc.	119,032
723		Taylor Capital Group, Inc.	27,452
1,463		Wesbanco, Inc.	46,523
		TOTAL	808,795
		Commercial Services & Supplies--2.2%
1,850	[1]	Layne Christensen Co.	64,805
4,182	[1]	Volt Information Science, Inc.	147,876
1,799		Watson Wyatt & Co. Holdings	79,678
		TOTAL	292,359
Shares			Value
		COMMON STOCKS--continued
		Communications Equipment--1.2%
2,314	[1]	Anaren Microwave, Inc.	$38,181
5,876	[1]	C-COR Electronics, Inc.	80,442
1,811	[1]	Oplink Communications, Inc.	34,373
		TOTAL	152,996
		Computers & Peripherals--0.3%
696		Imation Corp.	30,283
887	[1]	SimpleTech, Inc.	9,704
		TOTAL	39,987
		Consumer Finance--2.6%
3,339		Advanta Corp., Class B	154,963
4,283		Cash America International, Inc.	182,927
		TOTAL	337,890
		Containers & Packaging--2.7%
3,109		Greif Brothers Corp., Class A	355,390
		Distributors--0.1%
1,001	[1]	Audiovox Corp., Class A	15,435
		Electric Utilities--3.6%
3,673		Allete, Inc.	176,635
944		Cleco Corp.	24,110
6,588		Idacorp, Inc.	243,427
829		Otter Tail Corp.	26,802
		TOTAL	470,974
		Electrical Equipment--5.6%
9,860		Belden CDT, Inc.	426,445
18	[1]	Genlyte Group, Inc.	1,364
1,106	[1]	Superior Essex, Inc.	35,292
6,609		Woodward Governor Co.	276,521
		TOTAL	739,622
Shares			Value
		COMMON STOCKS--continued
		Electronic Equipment & Instruments--3.5%
879	[1]	Benchmark Electronics, Inc.	$19,909
30		CTS Corp.	465
8,162	[1]	Insight Enterprises, Inc.	165,933
2,839		Methode Electronics, Inc., Class A	31,257
3,781	[1]	TTM Technologies	40,495
9,278		Technitrol, Inc.	204,302
		TOTAL	462,361
		Energy Equipment & Services--0.1%
427	[1]	Dawson Geophysical Co.	14,830
		Food & Staples Retailing--2.1%
6,524		Longs Drug Stores Corp.	280,532
		Gas Utilities--5.7%
5,684		Atmos Energy Corp.	177,568
2,054		Laclede Group, Inc.	66,714
4,281		New Jersey Resources Corp.	199,495
1,691		Northwest Natural Gas Co.	68,807
2,726		South Jersey Industries, Inc.	90,067
4,846		WGL Holdings, Inc.	153,279
		TOTAL	755,930
		Health Care Providers & Services--3.7%
6,780	[1]	Amerigroup Corp.	245,843
3,188	[1]	Corvel Corp.	150,250
1,837	[1]	Cross Country Healthcare, Inc.	41,443
1,682	[1]	MedCath Corp.	48,172
		TOTAL	485,708
		Hotels, Restaurants & Leisure--3.4%
4,170	[1]	CEC Entertainment, Inc.	176,349
713		International Speedway Corp., Class A	37,240
3,347		Marcus Corp.	80,027
4,161		Speedway Motorsports, Inc.	160,531
		TOTAL	454,147
Shares			Value
		COMMON STOCKS--continued
		Household Durables--0.2%
793		CSS Industries, Inc.	$28,603
		IT Services--0.2%
1,567	[1]	Sykes Enterprises, Inc.	22,894
		Insurance--13.8%
1,184		Alfa Corp.	22,330
101	[1]	American Physicians Capital, Inc.	3,909
318	[1]	CNA Surety Corp.	6,757
1,130		Delphi Financial Group, Inc., Class A	44,567
291		EMC Insurance Group, Inc.	9,786
1,868		FBL Financial Group, Inc., Class A	72,497
677	[1]	FPIC Insurance Group, Inc.	29,714
1,670		Harleysville Group, Inc.	56,780
4,581		Horace Mann Educators Corp.	90,841
1,898		Infinity Property & Casualty	90,800
2,006	[1]	Meadowbrook Insurance Group, Inc.	20,140
1,236		Midland Co.	56,831
1,565		National Interstate Corp.	42,145
922		Nymagic, Inc.	37,553
13,669		Odyssey Re Holdings Corp.	539,242
715	[1]	ProAssurance Corp.	36,315
1,776		RLI Corp.	98,284
3,442		Selective Insurance Group, Inc.	177,091
3,356		State Auto Financial Corp.	107,996
2,693		United Fire & Casualty Co.	91,158
4,108		Zenith National Insurance Corp.	187,736
		TOTAL	1,822,472
		Internet Software & Services--0.8%
2,241	[1]	Greenfield Online, Inc.	32,270
8,324	[1]	Sonicwall, Inc.	70,171
		TOTAL	102,441
Shares			Value
		COMMON STOCKS--continued
		Leisure Equipment & Products--1.2%
6,885		Oakley, Inc.	$159,457
		Machinery--2.1%
315		Alamo Group, Inc.	7,617
871		Cascade Corp.	46,790
3,074		Gorman Rupp Co.	124,190
1,763		Manitowoc, Inc.	91,429
232		Robbins & Myers, Inc.	10,087
		TOTAL	280,113
		Marine--0.1%
357	[1]	Genco Shipping & Trading Ltd.	10,899
		Metals & Mining--3.0%
1,416	[1]	Brush Engineered Materials, Inc.	46,855
347		Chaparral Steel Co.	17,794
4,024		Cleveland Cliffs, Inc.	219,952
75		Commercial Metals Corp.	2,033
3,384		Ryerson, Inc.	106,156
		TOTAL	392,790
		Multi-Utilities--1.4%
5,978		PNM Resources, Inc.	182,209
		Oil, Gas & Consumable Fuels--5.0%
456		Alon USA Energy, Inc.	12,262
7,305	[1]	General Maritime Corp.	266,559
14,701		OMI Corp.	324,304
804		Penn Virginia Corp.	58,917
		TOTAL	662,042
		Personal Products--4.2%
10,836	[1]	NBTY, Inc.	561,847
		Semiconductors & Semiconductor Equipment--2.0%
8,017	[1]	ATMI, Inc.	268,088
		Software--2.7%
1,027	[1]	Hyperion Solutions Corp.	43,360
34,015	[1]	Tibco Software, Inc.	315,659
		TOTAL	359,019
Shares			Value
		COMMON STOCKS--continued
		Specialty Retail--1.2%
4,512	[1]	Cabela's, Inc., Class A	$108,198
486	[1]	Genesco, Inc.	19,144
1,089	[1]	Payless ShoeSource, Inc.	36,972
		TOTAL	164,314
		Textiles, Apparel & Luxury Goods--3.1%
627		Columbia Sportswear Co.	40,655
1,100	[1]	Deckers Outdoor Corp.	64,141
889		K-Swiss, Inc., Class A	28,110
9,895	[1]	Warnaco Group, Inc.	279,930
		TOTAL	412,836
		Thrifts & Mortgage Finance--4.6%
196		Corus Bankshares, Inc.	4,175
2,744		Downey Financial Corp.	196,306
25		First Financial Holdings, Inc.	887
3,010	[1]	FirstFed Financial Corp.	207,539
738		ITLA Capital Corp.	44,833
317		TierOne Corp.	9,548
2,001	[1]	Triad Guaranty, Inc.	103,051
527		WSFS Financial Corp.	36,569
		TOTAL	602,908
		Trading Companies & Distributors--2.1%
8,362		Applied Industrial Technologies, Inc.	205,036
2,362	[1]	TransDigm Group, Inc.	75,230
		TOTAL	280,266
		TOTAL COMMON STOCKS	13,189,883
		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $12,484,830) [2]	13,189,883
		OTHER ASSETS AND LIABILITIES - NET--0.3%	37,385
		TOTAL NET ASSETS--100%	$13,227,268

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $12,484,830)		$13,189,883
Income receivable		7,446
Receivable for investments sold		514,653
Receivable for shares sold		8,480
TOTAL ASSETS		13,720,462
Liabilities:
Payable for investments purchased	$351,500
Payable for shares redeemed	7,080
Payable to bank	31,605
Payable for administrative personnel and services fee (Note 5)	32,860
Payable for transfer and dividend disbursing agent fees and expenses	33,165
Payable for Directors'/Trustees' fees	1,033
Payable for portfolio accounting fees	14,872
Payable for distribution services fee (Note 5)	3,315
Payable for shareholder services fee (Note 5)	1,125
Accrued expenses	16,639
TOTAL LIABILITIES		493,194
Net assets for 1,139,879 shares outstanding		$13,227,268
Net Assets Consist of:
Paid-in capital		$12,701,434
Net unrealized appreciation of investments		705,053
Accumulated net realized loss on investments		(171,754)
Accumulated net investment income (loss)		(7,465)
TOTAL NET ASSETS		$13,227,268
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($10,032,587 ÷ 863,423 shares outstanding), no par value, unlimited shares authorized		$11.62
Offering price per share		$11.62
Redemption proceeds per share		$11.62
Class A Shares:
Net asset value per share ($2,619,619 ÷ 226,259 shares outstanding), no par value, unlimited shares authorized		$11.58
Offering price per share (100/94.50 of $11.58) [1]		$12.25
Redemption proceeds per share		$11.58
Class C Shares:
Net asset value per share ($575,062 ÷ 50,197 shares outstanding), no par value, unlimited shares authorized		$11.46
Offering price per share (100/99.00 of $11.46) [1]		$11.58
Redemption proceeds per share (99.00/100 of $11.46) [1]		$11.35

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Dividends			$50,464
Interest			6,173
TOTAL INCOME			56,637
Expenses:
Investment adviser fee (Note 5)		$47,846
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		14,145
Transfer and dividend disbursing agent fees and expenses		46,392
Directors'/Trustees' fees		907
Auditing fees		7,310
Legal fees		4,537
Portfolio accounting fees		35,844
Distribution services fee--Class A Shares (Note 5)		1,324
Distribution services fee--Class C Shares (Note 5)		1,859
Shareholder services fee--Class A Shares (Note 5)		921
Shareholder services fee--Class C Shares (Note 5)		204
Share registration costs		24,804
Printing and postage		10,386
Insurance premiums		3,464
Miscellaneous		2,025
TOTAL EXPENSES		317,914
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(47,846)
Waiver of administrative personnel and services fee (Note 5)	(83,041)
Waiver of transfer and dividend disbursing agent fees and expenses	(12,318)
Waiver of portfolio accounting fees	(20,355)
Reimbursement of other operating expenses (Note 5)	(90,252)
TOTAL WAIVERS AND REIMBURSEMENT		(253,812)
Net expenses			64,102
Net investment income (loss)			(7,465)
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(163,777)
Net change in unrealized depreciation of investments			719,553
Net realized and unrealized gain on investments			555,776
Change in net assets resulting from operations			$548,311

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Period Ended 7/31/2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(7,465)	$(1,041)
Net realized loss on investments	(163,777)	(7,977)
Net change in unrealized appreciation/depreciation on investments	719,553	(14,500)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	548,311	(23,518)
Share Transactions:
Proceeds from sale of shares	12,914,263	1,550,300
Cost of shares redeemed	(1,583,860)	(178,228)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,330,403	1,372,072
Change in net assets	11,878,714	1,348,554
Net Assets:
Beginning of period	1,348,554	--
End of period (including accumulated net investment income (loss) of $(7,465) and $0, respectively)	$13,227,268	$1,348,554

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Small Cap Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation.

MDT Small Cap Value Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on September 15, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	925,464	$10,415,543	69,922	$747,384
Shares redeemed	(118,368)	(1,340,045)	(13,595)	(150,455)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	807,096	$9,075,498	56,327	$596,929

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	180,396	$1,993,556	68,354	$751,222
Shares redeemed	(19,946)	(226,625)	(2,545)	(27,773)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	160,450	$1,766,931	65,809	$723,449

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	46,899	$505,164	4,825	$51,694
Shares redeemed	(1,527)	(17,190)	--	--
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	45,372	$487,974	4,825	$51,694
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,012,918	$11,330,403	126,961	$1,372,072

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

4. FEDERAL TAX INFORMATION

At January 31, 2007, the cost of investments for federal tax purposes was $12,484,830. The net unrealized appreciation of investments for federal tax purposes was $705,053. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $941,455 and net unrealized depreciation from investments for those securities having an excess of cost over value of $236,402.

At July 31, 2006, the Fund had a capital loss carryforward of $252 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2014.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.15% of the Fund's average daily net assets. Prior to December 8, 2006, the Adviser received an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets. Under the investment advisory contract, the Adviser is contractually obligated to waive, to the extent of its adviser fee, the amount, if any, by which the Fund's annual operating expenses exceed the following levels for each Class of the Fund:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser waived $47,846 of its fee and reimbursed $90,252 of other operating expenses.

For a period of three years after the fiscal year in which the Adviser waived or reimbursed Fund expenses, the Adviser may seek reimbursement from the Fund to the extent that the Fund's total annual operating expenses are less than the expense limitation. Due to the reorganization of the Fund, any expenses waived or reimbused by the Adviser after December 8, 2006 may not be recovered by the Adviser.

Expenses waived/reimbursed by the Fund of $69,505 are subject to potential recovery by the expiration date of July 31, 2009.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (the "Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive the portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under its previous administrative services contract. In addition, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 0.827% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2007, FSC retained $1,422 of fees paid by the Fund.

Sales Charges

For the six months ended January 31, 2007, FSC, the principal distributor, retained $427 in sales charges from the sale of Class A Shares. FSC also retained $9 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2007, were as follows:

Purchases	$17,437,160
Sales	$6,138,620

7. LINE OF CREDIT

The Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MDT SMALL CAP VALUE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May and June 2006. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with establishment of the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of MDTA LLC (the "Acquisition"), the investment adviser to the MDT Small Cap Value Fund (the "Predecessor Fund"). As part of that transaction, Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free reorganization (the "Proposed Reorganization"), which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a fund with substantially similar investment objectives and policies and the same portfolio manager(s) as the Predecessor Fund, but with sales, distribution and other shareholder services offered by the funds managed and distributed by affiliates of Federated.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated and directed the preparation of reports regarding the performance of, and fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

Because the Fund will employ the same portfolio managers and investment techniques, the Board reviewed the Predecessor Fund's performance compared to its benchmark as an indicator of how the Adviser will execute the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant approval of the advisory contract. The Board noted that the Predecessor Fund and/or accounts managed by MDTA LLC with substantially similar investment objectives and policies outperformed its relevant benchmark for the one and three year periods reviewed. The Board determined that reviewing performance on a gross basis was appropriate in this instance because the fee structure for separately managed accounts is not comparable for the Fund as discussed above.

The Senior Officer noted that the Fund's quantitative focus made it difficult to compare its fees and expenses to other peers, which varied widely in their complexity. He observed that the management of the Fund is among the more complex, relative to its peers and, consequently, that the advisory fee and projected net total expenses are at the high end compared to such peers. The Board reviewed the proposed fees and other expenses of the Fund with the Adviser and was satisfied that the proposed overall expense structure of the Fund appeared competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund. No changes were recommended to, and no objection was raised to the proposed advisory contract, and the Senior Officer noted that Federated proposed to provide appropriate administrative services to the Fund for the anticipated fees. The Board concluded that the nature, quality and scope of services to be provided to the Fund by the Adviser and its affiliates were satisfactory.

The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated Funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate. It was noted in this regard that the Adviser has agreed to limit the expenses of each class of the Fund at specified amounts for a two-year period commencing on the date the Proposed Reorganization is consummated.

Federated furnished reports, requested by the Senior Officer, that made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R726

36368 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Tax Aware/All Cap Core Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	1/31/2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$10.35		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.00	) [3,4]	(0.05	) [3]
Net realized and unrealized gain on investments	1.09		0.40
TOTAL FROM INVESTMENT OPERATIONS	1.09		0.35
Net Asset Value, End of Period	$11.44		$10.35
Total Return [5]	10.53%		3.50%

Ratios to Average Net Assets:
Net expenses	1.66	% [6]	2.01	% [6]
Net investment income (loss)	(0.06	)% [6]	(0.50	)% [6]
Expense waiver/reimbursement [7]	8.08	% [6]	3.71	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,139		$2,061
Portfolio turnover	71%		182%

1 MDT Tax Aware/All Cap Core Fund (the "Predecessor Fund") was reorganized into Federated MDT Tax Aware/All Cap Core Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Represents less than $0.01.

5 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	1/31/2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$10.27		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.04	) [3]	(0.13	) [3]
Net realized and unrealized gain on investments	1.08		0.40
TOTAL FROM INVESTMENT OPERATIONS	1.04		0.27
Net Asset Value, End of Period	$11.31		$10.27
Total Return [4]	10.13%		2.70%

Ratios to Average Net Assets:
Net expenses	2.41	% [5]	2.76	% [5]
Net investment income (loss)	(0.82)	% [5]	(1.25	)% [5]
Expense waiver/reimbursement [6]	7.96	% [5]	3.71	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,243		$1,329
Portfolio turnover	71%		182%

1 The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,105.30	$ 8.81
Class C Shares	$1,000	$1,101.30	$12.76
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.84	$ 8.44
Class C Shares	$1,000	$1,013.06	$12.23

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.66%
Class C Shares	2.41%

Portfolio of Investments Summary Table

At January 31, 2007, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Insurance	19.5%
Capital Markets	8.2%
Oil, Gas & Consumable Fuels	8.0%
Commercial Banks	6.7%
Household Products	5.9%
Media	4.7%
Industrial Conglomerates	4.4%
Diversified Financial Services	3.4%
Health Care Providers & Services	3.0%
Computers & Peripherals	2.7%
Road & Rail	2.6%
Specialty Retail	2.4%
Health Care Equipment & Supplies	2.3%
Software	1.7%
Aerospace & Defense	1.6%
Electric Utilities	1.6%
Energy Equipment & Services	1.5%
Hotels, Restaurants & Leisure	1.4%
IT Services	1.4%
Multiline Retail	1.3%
Textiles, Apparel & Luxury Goods	1.2%
Thrifts & Mortgage Finance	1.2%
Commercial Services & Supplies	1.1%
Food Products	1.1%
Machinery	1.1%
Metals & Mining	1.0%
Other [2]	8.4%
Cash Equivalents [3]	2.4%
Other Assets and Liabilities--Net [4]	(1.8)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other".

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--99.4%
		Aerospace & Defense--1.6%
189		Goodrich (B.F.) Co.	$9,265
472		Lockheed Martin Corp.	45,874
1,201		Raytheon Co.	62,332
283		Rockwell Collins	19,303
		TOTAL	136,774
		Air Freight & Logistics--0.1%
145	[1]	Hub Group, Inc.	4,330
		Biotechnology--0.5%
285	[1]	Celgene Corp.	15,299
268	[1]	Genentech, Inc.	23,415
		TOTAL	38,714
		Building Products--0.2%
413		American Standard Cos.	20,398
		Capital Markets--8.2%
71	[1]	Affiliated Managers Group	7,909
630		Bear Stearns Cos., Inc.	103,855
2,345		Lehman Brothers Holdings, Inc.	192,853
242		Merrill Lynch & Co., Inc.	22,642
4,401		Morgan Stanley	364,359
		TOTAL	691,618
		Chemicals--0.1%
70		FMC Corp.	5,449
74	[1]	OM Group, Inc.	3,616
		TOTAL	9,065
		Commercial Banks--6.7%
161		City National Corp.	11,581
228		Colonial BancGroup, Inc.	5,595
1,002		Comerica, Inc.	59,419
1,194		Fifth Third Bancorp	47,641
220		Huntington Bancshares, Inc.	5,122
Shares			Value
		COMMON STOCKS--continued
		Commercial Banks--continued
3,417		J.P. Morgan Chase & Co.	$174,028
1,964		KeyCorp	74,966
1,170		National City Corp.	44,284
1,246		SunTrust Banks, Inc.	103,543
588		UnionBanCal Corp.	37,997
		TOTAL	564,176
		Commercial Services & Supplies--1.1%
121	[1]	ChoicePoint, Inc.	4,657
149		Dun & Bradstreet Corp.	12,665
180		Knoll, Inc.	3,958
277		Miller Herman, Inc.	10,415
419		Pitney Bowes, Inc.	20,058
861		Robert Half International, Inc.	35,043
164	[1]	TeleTech Holdings, Inc.	4,420
		TOTAL	91,216
		Communications Equipment--0.1%
70	[1]	F5 Networks, Inc.	5,001
		Computers & Peripherals--2.7%
2,237	[1]	Apple, Inc.	191,778
919	[1]	Network Appliance, Inc.	34,554
		TOTAL	226,332
		Construction Materials--0.4%
61		Texas Industries, Inc.	4,479
280		Vulcan Materials Co.	28,515
		TOTAL	32,994
		Consumer Finance--0.5%
773	[1]	Americredit Corp.	20,979
396	[1]	First Marblehead Corp.	21,542
		TOTAL	42,521
		Containers & Packaging--0.3%
134		Ball Corp.	6,207
442		Temple-Inland, Inc.	22,073
		TOTAL	28,280
Shares			Value
		COMMON STOCKS--continued
		Diversified Consumer Services--0.1%
52	[1]	ITT Educational Services, Inc.	$4,035
132	[1]	Weight Watchers International, Inc.	7,132
		TOTAL	11,167
		Diversified Financial Services--3.4%
85	[1]	CBOT Holdings, Inc.	14,348
1,531		CIT Group, Inc.	90,268
54		Chicago Mercantile Exchange Holdings, Inc.	30,418
508		Goldman Sachs Group, Inc.	107,777
655		Moody's Corp.	46,872
		TOTAL	289,683
		Diversified Telecommunication Services--0.7%
1,056		Embarq Corp.	58,619
		Electric Utilities--1.6%
621	[1]	Allegheny Energy, Inc.	28,889
1,289		Edison International	57,979
267		Entergy Corp.	24,791
313		Portland General Electric Co.	8,182
1,172	[1]	Reliant Resources, Inc.	17,439
		TOTAL	137,280
		Electrical Equipment--0.3%
91		AMETEK, Inc.	3,154
293		Honeywell International, Inc.	13,387
113		Roper Industries, Inc.	5,867
		TOTAL	22,408
		Electronic Equipment & Instruments--0.8%
218		Amphenol Corp., Class A	14,763
888	[1]	Avnet, Inc.	27,572
128	[1]	Coherent, Inc.	3,936
150		Daktronics, Inc.	5,185
407	[1]	Ingram Micro, Inc., Class A	7,941
201		National Instruments Corp.	5,791
		TOTAL	65,188
Shares			Value
		COMMON STOCKS--continued
		Energy Equipment & Services--1.5%
38	[1]	FMC Technologies, Inc.	$2,353
244	[1]	Oceaneering International, Inc.	9,631
775		Schlumberger Ltd.	49,205
890	[1]	Transocean Sedco Forex, Inc.	68,859
		TOTAL	130,048
		Food & Staples Retailing--0.2%
284		Costco Wholesale Corp.	15,955
83		Longs Drug Stores Corp.	3,569
		TOTAL	19,524
		Food Products--1.1%
116	[1]	Dean Foods Co.	5,133
149		Fresh Del Monte Produce, Inc.	2,295
833		General Mills, Inc.	47,681
134		H.J. Heinz Co.	6,314
380		Kellogg Co.	18,723
423		Kraft Foods, Inc., Class A	14,771
		TOTAL	94,917
		Gas Utilities--0.1%
196		AGL Resources, Inc.	7,703
		Health Care Equipment & Supplies--2.3%
74		Analogic Corp.	4,345
157		Dentsply International, Inc.	4,842
214	[1]	Immucor, Inc.	6,750
2,676		Medtronic, Inc.	143,032
85		Mentor Corp.	4,334
796	[1]	St. Jude Medical, Inc.	34,037
		TOTAL	197,340
		Health Care Providers & Services--3.0%
1,018		Cardinal Health, Inc.	72,706
378	[1]	Laboratory Corp. of America Holdings	27,760
109	[1]	Lincare Holdings, Inc.	4,289
741	[1]	Medco Health Solutions, Inc.	43,875
171	[1]	Psychiatric Solutions, Inc.	6,659
1,223	[1]	Wellpoint, Inc.	95,859
		TOTAL	251,148
Shares			Value
		COMMON STOCKS--continued
		Health Care Technology--0.1%
283		IMS Health, Inc.	$8,167
		Hotels, Restaurants & Leisure--1.4%
698		International Game Technology	30,335
408	[1]	Las Vegas Sand Corp.	42,461
71	[1]	Life Time Fitness, Inc.	3,848
204	[1]	Starbucks Corp.	7,128
537		Yum! Brands, Inc.	32,225
		TOTAL	115,997
		Household Durables--0.4%
146		Centex Corp.	7,839
124		KB HOME	6,723
225		M.D.C. Holdings, Inc.	13,111
266		Pulte Homes, Inc.	9,134
		TOTAL	36,807
		Household Products--5.9%
243		Colgate-Palmolive Co.	16,597
1,155		Kimberly-Clark Corp.	80,157
6,150		Procter & Gamble Co.	398,950
		TOTAL	495,704
		IT Services--1.4%
169	[1]	Alliance Data Systems Corp.	11,480
224		Automatic Data Processing, Inc.	10,689
154	[1]	Ceridian Corp.	4,615
101	[1]	Checkfree Corp.	4,184
446	[1]	Cognizant Technology Solutions Corp.	38,039
608	[1]	Computer Sciences Corp.	31,896
317	[1]	Fiserv, Inc.	16,665
		TOTAL	117,568
		Independent Power Producers & Energy Traders--0.1%
384	[1]	AES Corp.	7,983
		Industrial Conglomerates--4.4%
1,562		3M Co.	116,057
6,554		General Electric Co.	236,272
375	[1]	McDermott International, Inc.	19,365
		TOTAL	371,694
Shares			Value
		COMMON STOCKS--continued
		Insurance--19.5%
3,830		Allstate Corp.	$230,413
787		Ambac Financial Group, Inc.	69,335
474		American Financial Group, Inc.	16,742
5,492		American International Group, Inc.	375,927
723		Assurant, Inc.	40,184
862		Berkley, W. R. Corp.	28,524
214	[1]	CNA Financial Corp.	8,699
1,453		Chubb Corp.	75,614
264		Commerce Group, Inc.	7,968
280		HCC Insurance Holdings, Inc.	8,744
998		Hartford Financial Services Group, Inc.	94,720
1,321		Loews Corp.	57,411
789		MBIA Insurance Corp.	56,674
3,752		MetLife, Inc.	233,074
192		Nationwide Financial Services, Inc., Class A	10,493
152		Ohio Casualty Corp.	4,490
114	[1]	Philadelphia Consolidated Holding Corp.	5,137
2,783		Progressive Corp., OH	64,538
261		Reinsurance Group of America	15,177
510		SAFECO Corp.	32,645
3,684		The St. Paul Travelers Cos., Inc.	187,331
193		Torchmark Corp.	12,543
96		Unitrin, Inc.	4,916
135		Zenith National Insurance Corp.	6,169
		TOTAL	1,647,468
		Internet & Catalog Retail--0.6%
448	[1]	Amazon.com, Inc.	16,876
234	[1]	Expedia, Inc.	5,019
487	[1]	IAC Interactive Corp.	18,701
159	[1]	Nutri/System, Inc.	7,004
		TOTAL	47,600
		Internet Software & Services--0.6%
1,183	[1]	eBay, Inc.	38,317
452	[1]	ValueClick, Inc.	11,535
150	[1]	Verisign, Inc.	3,585
		TOTAL	53,437
Shares			Value
		COMMON STOCKS--continued
		Life Sciences Tools & Services--0.1%
171	[1]	Waters Corp.	$9,694
		Machinery--1.1%
733		Danaher Corp.	54,286
286		Deere & Co.	28,680
104		SPX Corp.	7,300
		TOTAL	90,266
		Marine--0.1%
77	[1]	American Commercial Lines, Inc.	5,424
		Media--4.7%
3,121	[1]	Comcast Corp., Class A	138,323
1,185	[1]	Discovery Holding Co., Class A	19,635
211	[1]	Lamar Advertising Co.	13,985
903		McGraw-Hill Cos., Inc.	60,573
354		Omnicom Group, Inc.	37,241
5,303		Time Warner, Inc.	115,977
341	[1]	Viacom, Inc., Class B	13,868
		TOTAL	399,602
		Metals & Mining--1.0%
247		Chaparral Steel Co.	12,666
257		Cleveland Cliffs, Inc.	14,048
800		Commercial Metals Corp.	21,688
284		Phelps Dodge Corp.	35,102
		TOTAL	83,504
		Multi-Utilities--0.6%
371		Energy East Corp.	8,911
604		P G & E Corp.	28,195
292		SCANA Corp.	11,890
		TOTAL	48,996
		Multiline Retail--1.3%
550	[1]	Sears Holdings Corp.	97,157
159		Target Corp.	9,756
		TOTAL	106,913
Shares			Value
		COMMON STOCKS--continued
		Oil, Gas & Consumable Fuels--8.0%
482		Anadarko Petroleum Corp.	$21,087
206	[1]	Bill Barrett Corp.	6,365
3,166		Chevron Corp.	230,738
1,275		Devon Energy Corp.	89,365
187	[1]	General Maritime Corp.	6,824
2,529		Marathon Oil Corp.	228,470
396		OMI Corp.	8,736
163		Pioneer Natural Resources, Inc.	6,683
517		Tesoro Petroleum Corp.	42,596
591		Valero Energy Corp.	32,079
		TOTAL	672,943
		Paper & Forest Products--0.4%
833		MeadWestvaco Corp.	25,107
135		Weyerhaeuser Co.	10,125
		TOTAL	35,232
		Personal Products--0.2%
379		Avon Products, Inc.	13,034
166		Estee Lauder Cos., Inc., Class A	7,885
		TOTAL	20,919
		Pharmaceuticals--0.5%
356		Johnson & Johnson	23,781
613		Schering Plough Corp.	15,325
		TOTAL	39,106
		Road & Rail--2.6%
1,218		Burlington Northern Santa Fe Corp.	97,878
140		Con-way, Inc.	6,964
2,011		Norfolk Southern Corp.	99,846
315		Ryder System, Inc.	17,180
		TOTAL	221,868
		Semiconductors & Semiconductor Equipment--0.2%
248	[1]	Altera Corp.	4,972
341	[1]	Cree, Inc.	5,245
393	[1]	Spansion, Inc.	5,042
		TOTAL	15,259
Shares			Value
		COMMON STOCKS--continued
		Software--1.7%
6,277	[1]	Oracle Corp.	$107,713
87		Quality Systems, Inc.	3,691
1,256	[1]	Symantec Corp.	22,244
219	[1]	THQ, Inc.	6,636
		TOTAL	140,284
		Specialty Retail--2.4%
339	[1]	AutoNation, Inc.	7,611
183	[1]	AutoZone, Inc.	22,990
547	[1]	Bed Bath & Beyond, Inc.	23,078
204	[1]	CarMax, Inc.	11,716
138	[1]	Dick's Sporting Goods, Inc.	7,106
382		Foot Locker, Inc.	8,572
204	[1]	Guess ?, Inc.	14,710
134	[1]	Gymboree Corp.	5,801
114	[1]	Hibbett Sporting Goods, Inc.	3,661
2,482		Home Depot, Inc.	101,117
		TOTAL	206,362
		Textiles, Apparel & Luxury Goods--1.2%
2,115	[1]	Coach, Inc.	96,994
176	[1]	Crocs, Inc.	8,860
		TOTAL	105,854
		Thrifts & Mortgage Finance--1.2%
179		Downey Financial Corp.	12,806
106	[1]	FirstFed Financial Corp.	7,309
319		MGIC Investment Corp.	19,689
487		PMI Group, Inc.	23,288
593		Radian Group, Inc.	35,710
141		Webster Financial Corp. Waterbury	7,025
		TOTAL	105,827
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Trading Companies & Distributors--0.0%
100		GATX Corp.	$4,560
		Wireless Telecommunication Services--0.1%
73	[1]	U.S. Cellular Corp.	5,263
		TOTAL COMMON STOCKS (IDENTIFIED COST $7,547,438)	8,396,745
		REPURCHASE AGREEMENT--2.4%
$203,000		Interest in $250,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2016 for $250,036,319 on 2/1/2007. The market value of the underlying securities at the end of the period was $255,000,001. (AT COST)	203,000
		TOTAL INVESTMENTS--101.8% (IDENTIFIED COST $7,750,438) [2]	8,599,745
		OTHER ASSETS AND LIABILITIES - NET--(1.8)%	(150,091)
		TOTAL NET ASSETS--100%	$8,449,654

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $7,750,438)		$8,599,745
Cash		1,834
Income receivable		3,971
Receivable for investments sold		37,141
Receivable for shares sold		145,188
TOTAL ASSETS		8,787,879
Liabilities:
Payable for investments purchased	$225,900
Payable for shares redeemed	9,986
Payable for administrative personnel and services fee (Note 5)	32,971
Payable for transfer agent and dividend disbursing agent fees and expenses	31,487
Payable for Directors'/Trustees' fees	1,463
Payable for portfolio accounting fees	15,822
Payable for distribution services fee (Note 5)	11,496
Payable for shareholder services fee (Note 5)	1,732
Accrued expenses	7,368
TOTAL LIABILITIES		338,225
Net assets for 740,508 shares outstanding		$8,449,654
Net Assets Consist of:
Paid-in capital		$7,835,920
Net unrealized appreciation of investments		849,307
Accumulated net realized loss on investments		(230,011)
Accumulated net investment income (loss)		(5,562)
TOTAL NET ASSETS		$8,449,654
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($3,067,736 ÷ 267,698 shares outstanding), no par value, unlimited shares authorized		$11.46
Offering price per share		$11.46
Redemption proceeds per share		$11.46
Class A Shares:
Net asset value per share ($3,139,034 ÷ 274,422 shares outstanding), no par value, unlimited shares authorized		$11.44
Offering price per share (100/94.50 of $11.44) [1]		$12.11
Redemption proceeds per share		$11.44
Class C Shares:
Net asset value per share ($2,242,884 ÷ 198,388 shares outstanding), no par value, unlimited shares authorized		$11.31
Offering price per share (100/99.00 of $11.31) [1]		$11.42
Redemption proceeds per share (99.00/100 of $11.31) [1]		$11.20

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Dividends			$49,216
Interest			1,647
TOTAL INCOME			50,863
Expenses:
Investment adviser fee (Note 5)		$30,609
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		14,032
Transfer and dividend disbursing agent fees and expenses		43,993
Directors'/Trustees' fees		907
Auditing fees		7,310
Legal fees		4,537
Portfolio accounting fees		36,681
Distribution services fee--Class A Shares (Note 5)		2,111
Distribution services fee--Class C Shares (Note 5)		7,889
Shareholder services fee--Class A Shares (Note 5)		996
Shareholder services fee--Class C Shares (Note 5)		736
Share registration costs		24,076
Printing and postage		10,105
Insurance premiums		3,472
Miscellaneous		2,205
TOTAL EXPENSES		305,605
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(30,609)
Waiver of administrative personnel and services fee (Note 5)	(82,865)
Waiver of transfer and dividend disbursing agent fees and expenses	(12,050)
Waiver of portfolio accounting fees	(20,162)
Reimbursement of other operating expenses (Note 5)	(103,494)
TOTAL WAIVERS AND REIMBURSEMENT		(249,180)
Net expenses			56,425
Net investment income (loss)			(5,562)
Realized and Unrealized Gain on Investments:
Net realized gain on investments			67,983
Net change in unrealized appreciation of investments			554,660
Net realized and unrealized gain on investments			622,643
Change in net assets resulting from operations			$617,081

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Period Ended 7/31/2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(5,562)	$(12,305)
Net realized gain (loss) on investments	67,983	(297,994)
Net change in unrealized appreciation/depreciation of investments	554,660	294,647
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	617,081	(15,652)
Share Transactions:
Proceeds from sale of shares	3,963,543	4,955,728
Cost of shares redeemed	(904,588)	(166,458)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,058,955	4,789,270
Change in net assets	3,676,036	4,773,618
Net Assets:
Beginning of period	4,773,618	--
End of period (including accumulated net investment income (loss) of $(5,562) and $0, respectively)	$8,449,654	$4,773,618

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Tax Aware/All Cap Core Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation while seeking to minimize the impact of taxes.

MDT Tax Aware/All Cap Core Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on September 15, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	205,384	$2,241,242	134,445	$1,376,578
Shares redeemed	(71,202)	(761,970)	(929)	(9,501)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	134,182	$1,479,272	133,516	$1,367,077

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	86,855	$954,589	212,325	$2,205,037
Shares redeemed	(11,486)	(124,519)	(13,272)	(135,352)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	75,369	$830,070	199,053	$2,069,685

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	70,673	$767,712	131,487	$1,374,113
Shares redeemed	(1,698)	(18,099)	(2,074)	(21,605)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	68,975	$749,613	129,413	$1,352,508
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	278,526	$3,058,955	461,982	$4,789,270
1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

4. FEDERAL TAX INFORMATION

At January 31, 2007, the cost of investments for federal tax purposes was $7,750,438. The net unrealized appreciation of investments for federal tax purposes was $849,307. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $886,399 and net unrealized depreciation from investments for those securities having an excess of cost over value of $37,092.

At July 31, 2006, the Fund had a capital loss carryforward of $2,945 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2014.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.90% of the Fund's average daily net assets. Prior to December 8, 2006, the Adviser received an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. Under the investment advisory contract, the Adviser is contractually obligated to waive, to the extent of its adviser fee, the amount, if any, by which the Fund's annual operating expenses exceed the following levels for each Class of the Fund:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser waived $30,609 of its fee and reimbursed $103,494 of other operating expenses.

For a period of three years after the fiscal year in which the Adviser waived or reimbursed Fund expenses, the Adviser may seek reimbursement from the Fund to the extent that the Fund's total annual operating expenses are less than the expense limitation. Due to the reorganization of the Fund, any expenses waived or reimbursed by the Adviser after December 8, 2006 may not be recovered by the Adviser.

Expenses waived/reimbursed by the Fund of $66,355 are subject to potential recovery by the expiration date of July 31, 2009.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (the "Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive the portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under its previous administrative services contract. In addition, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 1.043% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2007, FSC retained $6,796 of fees paid by the Fund.

Sales Charges

For the six months ended January 31, 2007, FSC, the principal distributor, retained $1,317 in sales charges from the sale of Class A Shares. FSC also retained $29 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2007, were as follows:

Purchases	$7,500,637
Sales	$4,430,746

7. LINE OF CREDIT

The Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MDT TAX AWARE/ALL CAP CORE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May and June 2006. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with establishment of the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of MDTA LLC (the "Acquisition"), the investment adviser to the MDT Tax Aware/All Cap Core Fund (the "Predecessor Fund"). As part of that transaction, Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free reorganization (the "Proposed Reorganization"), which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a fund with substantially similar investment objectives and policies and the same portfolio manager(s) as the Predecessor Fund, but with sales, distribution and other shareholder services offered by the funds managed and distributed by affiliates of Federated.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated and directed the preparation of reports regarding the performance of, and fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

Because the Fund will employ the same portfolio managers and investment techniques, the Board reviewed the Predecessor Fund's performance compared to its benchmark as an indicator of how the Adviser will execute the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant approval of the advisory contract. The Board noted that the Predecessor Fund and/or accounts managed by MDTA LLC with substantially similar investment objectives and policies outperformed its relevant benchmark for the one and three year periods reviewed. The Board determined that reviewing performance on a gross basis was appropriate in this instance because the fee structure for separately managed accounts is not comparable for the Fund as discussed above.

The Senior Officer noted that the Fund's quantitative focus made it difficult to compare its fees and expenses to other peers, which varied widely in their complexity. He observed that the management of the Fund is among the more complex, relative to its peers and, consequently, that the advisory fee and projected net total expenses are at the high end compared to such peers. The Board reviewed the proposed fees and other expenses of the Fund with the Adviser and was satisfied that the proposed overall expense structure of the Fund appeared competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund. No changes were recommended to, and no objection was raised to the proposed advisory contract, and the Senior Officer noted that Federated proposed to provide appropriate administrative services to the Fund for the anticipated fees. The Board concluded that the nature, quality and scope of services to be provided to the Fund by the Adviser and its affiliates was satisfactory.

The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated Funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate. It was noted in this regard that the Adviser has agreed to limit the expenses of each class of the Fund at specified amounts for a two year period commencing on the date the Proposed Reorganization is consummated.

Federated furnished reports, requested by the Senior Officer, that made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R403
Cusip 31421R502

36402 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Tax Aware/All Cap Core Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2007

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	1/31/2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$10.36		$10.00
Income From Investment Operations:
Net investment income (loss)	0.01	[3]	(0.03	) [3]
Net realized and unrealized gain on investments	1.09		0.39
TOTAL FROM INVESTMENT OPERATIONS	1.10		0.36
Net Asset Value, End of Period	$11.46		$10.36
Total Return [4]	10.62%		3.60%

Ratios to Average Net Assets:
Net expenses	1.41	% [5]	1.76	% [5]
Net investment income (loss)	0.21	% [5]	(0.25	)% [5]
Expense waiver/reimbursement [6]	7.52	% [5]	3.71	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,068		$1,383
Portfolio turnover	71%		182%

1 MDT Tax Aware/All Cap Core Fund (the "Predecessor Fund") was reorganized into Federated MDT Tax Aware/All Cap Core Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2006	Ending Account Value 1/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,106.20	$7.49
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.10	$7.17

1 Expenses are equal to the Fund's annualized net expense ratio of 1.41%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At January 31, 2007, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Insurance	19.5%
Capital Markets	8.2%
Oil, Gas & Consumable Fuels	8.0%
Commercial Banks	6.7%
Household Products	5.9%
Media	4.7%
Industrial Conglomerates	4.4%
Diversified Financial Services	3.4%
Health Care Providers & Services	3.0%
Computers & Peripherals	2.7%
Road & Rail	2.6%
Specialty Retail	2.4%
Health Care Equipment & Supplies	2.3%
Software	1.7%
Aerospace & Defense	1.6%
Electric Utilities	1.6%
Energy Equipment & Services	1.5%
Hotels, Restaurants & Leisure	1.4%
IT Services	1.4%
Multiline Retail	1.3%
Textiles, Apparel & Luxury Goods	1.2%
Thrifts & Mortgage Finance	1.2%
Commercial Services & Supplies	1.1%
Food Products	1.1%
Machinery	1.1%
Metals & Mining	1.0%
Other [2]	8.4%
Cash Equivalents [3]	2.4%
Other Assets and Liabilities--Net [4]	(1.8)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other".

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--99.4%
		Aerospace & Defense--1.6%
189		Goodrich (B.F.) Co.	$9,265
472		Lockheed Martin Corp.	45,874
1,201		Raytheon Co.	62,332
283		Rockwell Collins	19,303
		TOTAL	136,774
		Air Freight & Logistics--0.1%
145	[1]	Hub Group, Inc.	4,330
		Biotechnology--0.5%
285	[1]	Celgene Corp.	15,299
268	[1]	Genentech, Inc.	23,415
		TOTAL	38,714
		Building Products--0.2%
413		American Standard Cos.	20,398
		Capital Markets--8.2%
71	[1]	Affiliated Managers Group	7,909
630		Bear Stearns Cos., Inc.	103,855
2,345		Lehman Brothers Holdings, Inc.	192,853
242		Merrill Lynch & Co., Inc.	22,642
4,401		Morgan Stanley	364,359
		TOTAL	691,618
		Chemicals--0.1%
70		FMC Corp.	5,449
74	[1]	OM Group, Inc.	3,616
		TOTAL	9,065
Shares			Value
		COMMON STOCKS--continued
		Commercial Banks--6.7%
161		City National Corp.	$11,581
228		Colonial BancGroup, Inc.	5,595
1,002		Comerica, Inc.	59,419
1,194		Fifth Third Bancorp	47,641
220		Huntington Bancshares, Inc.	5,122
3,417		J.P. Morgan Chase & Co.	174,028
1,964		KeyCorp	74,966
1,170		National City Corp.	44,284
1,246		SunTrust Banks, Inc.	103,543
588		UnionBanCal Corp.	37,997
		TOTAL	564,176
		Commercial Services & Supplies--1.1%
121	[1]	ChoicePoint, Inc.	4,657
149		Dun & Bradstreet Corp.	12,665
180		Knoll, Inc.	3,958
277		Miller Herman, Inc.	10,415
419		Pitney Bowes, Inc.	20,058
861		Robert Half International, Inc.	35,043
164	[1]	TeleTech Holdings, Inc.	4,420
		TOTAL	91,216
		Communications Equipment--0.1%
70	[1]	F5 Networks, Inc.	5,001
		Computers & Peripherals--2.7%
2,237	[1]	Apple, Inc.	191,778
919	[1]	Network Appliance, Inc.	34,554
		TOTAL	226,332
		Construction Materials--0.4%
61		Texas Industries, Inc.	4,479
280		Vulcan Materials Co.	28,515
		TOTAL	32,994
Shares			Value
		COMMON STOCKS--continued
		Consumer Finance--0.5%
773	[1]	Americredit Corp.	$20,979
396	[1]	First Marblehead Corp.	21,542
		TOTAL	42,521
		Containers & Packaging--0.3%
134		Ball Corp.	6,207
442		Temple-Inland, Inc.	22,073
		TOTAL	28,280
		Diversified Consumer Services--0.1%
52	[1]	ITT Educational Services, Inc.	4,035
132	[1]	Weight Watchers International, Inc.	7,132
		TOTAL	11,167
		Diversified Financial Services--3.4%
85	[1]	CBOT Holdings, Inc.	14,348
1,531		CIT Group, Inc.	90,268
54		Chicago Mercantile Exchange Holdings, Inc.	30,418
508		Goldman Sachs Group, Inc.	107,777
655		Moody's Corp.	46,872
		TOTAL	289,683
		Diversified Telecommunication Services--0.7%
1,056		Embarq Corp.	58,619
		Electric Utilities--1.6%
621	[1]	Allegheny Energy, Inc.	28,889
1,289		Edison International	57,979
267		Entergy Corp.	24,791
313		Portland General Electric Co.	8,182
1,172	[1]	Reliant Resources, Inc.	17,439
		TOTAL	137,280
		Electrical Equipment--0.3%
91		AMETEK, Inc.	3,154
293		Honeywell International, Inc.	13,387
113		Roper Industries, Inc.	5,867
		TOTAL	22,408
Shares			Value
		COMMON STOCKS--continued
		Electronic Equipment & Instruments--0.8%
218		Amphenol Corp., Class A	$14,763
888	[1]	Avnet, Inc.	27,572
128	[1]	Coherent, Inc.	3,936
150		Daktronics, Inc.	5,185
407	[1]	Ingram Micro, Inc., Class A	7,941
201		National Instruments Corp.	5,791
		TOTAL	65,188
		Energy Equipment & Services--1.5%
38	[1]	FMC Technologies, Inc.	2,353
244	[1]	Oceaneering International, Inc.	9,631
775		Schlumberger Ltd.	49,205
890	[1]	Transocean Sedco Forex, Inc.	68,859
		TOTAL	130,048
		Food & Staples Retailing--0.2%
284		Costco Wholesale Corp.	15,955
83		Longs Drug Stores Corp.	3,569
		TOTAL	19,524
		Food Products--1.1%
116	[1]	Dean Foods Co.	5,133
149		Fresh Del Monte Produce, Inc.	2,295
833		General Mills, Inc.	47,681
134		H.J. Heinz Co.	6,314
380		Kellogg Co.	18,723
423		Kraft Foods, Inc., Class A	14,771
		TOTAL	94,917
		Gas Utilities--0.1%
196		AGL Resources, Inc.	7,703
Shares			Value
		COMMON STOCKS--continued
		Health Care Equipment & Supplies--2.3%
74		Analogic Corp.	$4,345
157		Dentsply International, Inc.	4,842
214	[1]	Immucor, Inc.	6,750
2,676		Medtronic, Inc.	143,032
85		Mentor Corp.	4,334
796	[1]	St. Jude Medical, Inc.	34,037
		TOTAL	197,340
		Health Care Providers & Services--3.0%
1,018		Cardinal Health, Inc.	72,706
378	[1]	Laboratory Corp. of America Holdings	27,760
109	[1]	Lincare Holdings, Inc.	4,289
741	[1]	Medco Health Solutions, Inc.	43,875
171	[1]	Psychiatric Solutions, Inc.	6,659
1,223	[1]	Wellpoint, Inc.	95,859
		TOTAL	251,148
		Health Care Technology--0.1%
283		IMS Health, Inc.	8,167
		Hotels, Restaurants & Leisure--1.4%
698		International Game Technology	30,335
408	[1]	Las Vegas Sand Corp.	42,461
71	[1]	Life Time Fitness, Inc.	3,848
204	[1]	Starbucks Corp.	7,128
537		Yum! Brands, Inc.	32,225
		TOTAL	115,997
		Household Durables--0.4%
146		Centex Corp.	7,839
124		KB HOME	6,723
225		M.D.C. Holdings, Inc.	13,111
266		Pulte Homes, Inc.	9,134
		TOTAL	36,807
Principal Amount			Value
		COMMON STOCKS--continued
		Household Products--5.9%
243		Colgate-Palmolive Co.	$16,597
1,155		Kimberly-Clark Corp.	80,157
6,150		Procter & Gamble Co.	398,950
		TOTAL	495,704
		IT Services--1.4%
169	[1]	Alliance Data Systems Corp.	11,480
224		Automatic Data Processing, Inc.	10,689
154	[1]	Ceridian Corp.	4,615
101	[1]	Checkfree Corp.	4,184
446	[1]	Cognizant Technology Solutions Corp.	38,039
608	[1]	Computer Sciences Corp.	31,896
317	[1]	Fiserv, Inc.	16,665
		TOTAL	117,568
		Independent Power Producers & Energy Traders--0.1%
384	[1]	AES Corp.	7,983
		Industrial Conglomerates--4.4%
1,562		3M Co.	116,057
6,554		General Electric Co.	236,272
375	[1]	McDermott International, Inc.	19,365
		TOTAL	371,694
		Insurance--19.5%
3,830		Allstate Corp.	230,413
787		Ambac Financial Group, Inc.	69,335
474		American Financial Group, Inc.	16,742
5,492		American International Group, Inc.	375,927
723		Assurant, Inc.	40,184
862		Berkley, W. R. Corp.	28,524
214	[1]	CNA Financial Corp.	8,699
1,453		Chubb Corp.	75,614
264		Commerce Group, Inc.	7,968
280		HCC Insurance Holdings, Inc.	8,744
998		Hartford Financial Services Group, Inc.	94,720
Shares			Value
		COMMON STOCKS--continued
		Insurance--continued
1,321		Loews Corp.	$57,411
789		MBIA Insurance Corp.	56,674
3,752		MetLife, Inc.	233,074
192		Nationwide Financial Services, Inc., Class A	10,493
152		Ohio Casualty Corp.	4,490
114	[1]	Philadelphia Consolidated Holding Corp.	5,137
2,783		Progressive Corp., OH	64,538
261		Reinsurance Group of America	15,177
510		SAFECO Corp.	32,645
3,684		The St. Paul Travelers Cos., Inc.	187,331
193		Torchmark Corp.	12,543
96		Unitrin, Inc.	4,916
135		Zenith National Insurance Corp.	6,169
		TOTAL	1,647,468
		Internet & Catalog Retail--0.6%
448	[1]	Amazon.com, Inc.	16,876
234	[1]	Expedia, Inc.	5,019
487	[1]	IAC Interactive Corp.	18,701
159	[1]	Nutri/System, Inc.	7,004
		TOTAL	47,600
		Internet Software & Services--0.6%
1,183	[1]	eBay, Inc.	38,317
452	[1]	ValueClick, Inc.	11,535
150	[1]	Verisign, Inc.	3,585
		TOTAL	53,437
		Life Sciences Tools & Services--0.1%
171	[1]	Waters Corp.	9,694
		Machinery--1.1%
733		Danaher Corp.	54,286
286		Deere & Co.	28,680
104		SPX Corp.	7,300
		TOTAL	90,266
Shares			Value
		COMMON STOCKS--continued
		Marine--0.1%
77	[1]	American Commercial Lines, Inc.	$5,424
		Media--4.7%
3,121	[1]	Comcast Corp., Class A	138,323
1,185	[1]	Discovery Holding Co., Class A	19,635
211	[1]	Lamar Advertising Co.	13,985
903		McGraw-Hill Cos., Inc.	60,573
354		Omnicom Group, Inc.	37,241
5,303		Time Warner, Inc.	115,977
341	[1]	Viacom, Inc., Class B	13,868
		TOTAL	399,602
		Metals & Mining--1.0%
247		Chaparral Steel Co.	12,666
257		Cleveland Cliffs, Inc.	14,048
800		Commercial Metals Corp.	21,688
284		Phelps Dodge Corp.	35,102
		TOTAL	83,504
		Multi-Utilities--0.6%
371		Energy East Corp.	8,911
604		P G & E Corp.	28,195
292		SCANA Corp.	11,890
		TOTAL	48,996
		Multiline Retail--1.3%
550	[1]	Sears Holdings Corp.	97,157
159		Target Corp.	9,756
		TOTAL	106,913
		Oil, Gas & Consumable Fuels--8.0%
482		Anadarko Petroleum Corp.	21,087
206	[1]	Bill Barrett Corp.	6,365
3,166		Chevron Corp.	230,738
1,275		Devon Energy Corp.	89,365
187	[1]	General Maritime Corp.	6,824
Shares			Value
		COMMON STOCKS--continued
		Oil, Gas & Consumable Fuels--continued
2,529		Marathon Oil Corp.	$228,470
396		OMI Corp.	8,736
163		Pioneer Natural Resources, Inc.	6,683
517		Tesoro Petroleum Corp.	42,596
591		Valero Energy Corp.	32,079
		TOTAL	672,943
		Paper & Forest Products--0.4%
833		MeadWestvaco Corp.	25,107
135		Weyerhaeuser Co.	10,125
		TOTAL	35,232
		Personal Products--0.2%
379		Avon Products, Inc.	13,034
166		Estee Lauder Cos., Inc., Class A	7,885
		TOTAL	20,919
		Pharmaceuticals--0.5%
356		Johnson & Johnson	23,781
613		Schering Plough Corp.	15,325
		TOTAL	39,106
		Road & Rail--2.6%
1,218		Burlington Northern Santa Fe Corp.	97,878
140		Con-way, Inc.	6,964
2,011		Norfolk Southern Corp.	99,846
315		Ryder System, Inc.	17,180
		TOTAL	221,868
		Semiconductors & Semiconductor Equipment--0.2%
248	[1]	Altera Corp.	4,972
341	[1]	Cree, Inc.	5,245
393	[1]	Spansion, Inc.	5,042
		TOTAL	15,259
Shares			Value
		COMMON STOCKS--continued
		Software--1.7%
6,277	[1]	Oracle Corp.	$107,713
87		Quality Systems, Inc.	3,691
1,256	[1]	Symantec Corp.	22,244
219	[1]	THQ, Inc.	6,636
		TOTAL	140,284
		Specialty Retail--2.4%
339	[1]	AutoNation, Inc.	7,611
183	[1]	AutoZone, Inc.	22,990
547	[1]	Bed Bath & Beyond, Inc.	23,078
204	[1]	CarMax, Inc.	11,716
138	[1]	Dick's Sporting Goods, Inc.	7,106
382		Foot Locker, Inc.	8,572
204	[1]	Guess ?, Inc.	14,710
134	[1]	Gymboree Corp.	5,801
114	[1]	Hibbett Sporting Goods, Inc.	3,661
2,482		Home Depot, Inc.	101,117
		TOTAL	206,362
		Textiles, Apparel & Luxury Goods--1.2%
2,115	[1]	Coach, Inc.	96,994
176	[1]	Crocs, Inc.	8,860
		TOTAL	105,854
		Thrifts & Mortgage Finance--1.2%
179		Downey Financial Corp.	12,806
106	[1]	FirstFed Financial Corp.	7,309
319		MGIC Investment Corp.	19,689
487		PMI Group, Inc.	23,288
593		Radian Group, Inc.	35,710
141		Webster Financial Corp. Waterbury	7,025
		TOTAL	105,827
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Trading Companies & Distributors--0.0%
100		GATX Corp.	$4,560
		Wireless Telecommunication Services--0.1%
73	[1]	U.S. Cellular Corp.	5,263
		TOTAL COMMON STOCKS (IDENTIFIED COST $7,547,438)	8,396,745
		REPURCHASE AGREEMENT--2.4%
$203,000		Interest in $250,000,000 joint repurchase agreement 5.23%, dated 1/31/2007 under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2016 for $250,036,319 on 2/1/2007. The market value of the underlying securities at the end of the period was $255,000,001. (AT COST)	203,000
		TOTAL INVESTMENTS--101.8% (IDENTIFIED COST $7,750,438) [2]	8,599,745
		OTHER ASSETS AND LIABILITIES - NET--(1.8)%	(150,091)
		TOTAL NET ASSETS--100%	$8,449,654

1 Non-income producing security.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $7,750,438)		$8,599,745
Cash		1,834
Income receivable		3,971
Receivable for investments sold		37,141
Receivable for shares sold		145,188
TOTAL ASSETS		8,787,879
Liabilities:
Payable for investments purchased	$225,900
Payable for shares redeemed	9,986
Payable for administrative personnel and services fee (Note 5)	32,971
Payable for transfer agent and dividend disbursing agent fees and expenses	31,487
Payable for Directors'/Trustees' fees	1,463
Payable for portfolio accounting fees	15,822
Payable for distribution services fee (Note 5)	11,496
Payable for shareholder services fee (Note 5)	1,732
Accrued expenses	7,368
TOTAL LIABILITIES		338,225
Net assets for 740,508 shares outstanding		$8,449,654
Net Assets Consist of:
Paid-in capital		$7,835,920
Net unrealized appreciation of investments		849,307
Accumulated net realized loss on investments		(230,011)
Accumulated net investment income (loss)		(5,562)
TOTAL NET ASSETS		$8,449,654
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($3,067,736 ÷ 267,698 shares outstanding), no par value, unlimited shares authorized		$11.46
Offering price per share		$11.46
Redemption proceeds per share		$11.46
Class A Shares:
Net asset value per share ($3,139,034 ÷ 274,422 shares outstanding), no par value, unlimited shares authorized		$11.44
Offering price per share (100/94.50 of $11.44) [1]		$12.11
Redemption proceeds per share		$11.44
Class C Shares:
Net asset value per share ($2,242,884 ÷ 198,388 shares outstanding), no par value, unlimited shares authorized		$11.31
Offering price per share (100/99.00 of $11.31) [1]		$11.42
Redemption proceeds per share (99.00/100 of $11.31) [1]		$11.20

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2007 (unaudited)

Investment Income:
Dividends			$49,216
Interest			1,647
TOTAL INCOME			50,863
Expenses:
Investment adviser fee (Note 5)		$30,609
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		14,032
Transfer and dividend disbursing agent fees and expenses		43,993
Directors'/Trustees' fees		907
Auditing fees		7,310
Legal fees		4,537
Portfolio accounting fees		36,681
Distribution services fee--Class A Shares (Note 5)		2,111
Distribution services fee--Class C Shares (Note 5)		7,889
Shareholder services fee--Class A Shares (Note 5)		996
Shareholder services fee--Class C Shares (Note 5)		736
Share registration costs		24,076
Printing and postage		10,105
Insurance premiums		3,472
Miscellaneous		2,205
TOTAL EXPENSES		305,605
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(30,609)
Waiver of administrative personnel and services fee (Note 5)	(82,865)
Waiver of transfer and dividend disbursing agent fees and expenses	(12,050)
Waiver of portfolio accounting fees	(20,162)
Reimbursement of other operating expenses (Note 5)	(103,494)
TOTAL WAIVERS AND REIMBURSEMENT		(249,180)
Net expenses			56,425
Net investment income (loss)			(5,562)
Realized and Unrealized Gain on Investments:
Net realized gain on investments			67,983
Net change in unrealized appreciation of investments			554,660
Net realized and unrealized gain on investments			622,643
Change in net assets resulting from operations			$617,081

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2007	Period Ended 7/31/2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(5,562)	$(12,305)
Net realized gain (loss) on investments	67,983	(297,994)
Net change in unrealized appreciation/depreciation of investments	554,660	294,647
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	617,081	(15,652)
Share Transactions:
Proceeds from sale of shares	3,963,543	4,955,728
Cost of shares redeemed	(904,588)	(166,458)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,058,955	4,789,270
Change in net assets	3,676,036	4,773,618
Net Assets:
Beginning of period	4,773,618	--
End of period (including accumulated net investment income (loss) of $(5,562) and $0, respectively)	$8,449,654	$4,773,618

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2007 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Tax Aware/All Cap Core Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The primary investment objective of the Fund is long-term capital appreciation while seeking to minimize the impact of taxes.

MDT Tax Aware/All Cap Core Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on September 15, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	205,384	$2,241,242	134,445	$1,376,578
Shares redeemed	(71,202)	(761,970)	(929)	(9,501)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	134,182	$1,479,272	133,516	$1,367,077

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	86,855	$954,589	212,325	$2,205,037
Shares redeemed	(11,486)	(124,519)	(13,272)	(135,352)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	75,369	$830,070	199,053	$2,069,685

	Six Months Ended 1/31/2007		Period Ended 7/31/2006 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	70,673	$767,712	131,487	$1,374,113
Shares redeemed	(1,698)	(18,099)	(2,074)	(21,605)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	68,975	$749,613	129,413	$1,352,508
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	278,526	$3,058,955	461,982	$4,789,270

1 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

4. FEDERAL TAX INFORMATION

At January 31, 2007, the cost of investments for federal tax purposes was $7,750,438. The net unrealized appreciation of investments for federal tax purposes was $849,307. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $886,399 and net unrealized depreciation from investments for those securities having an excess of cost over value of $37,092.

At July 31, 2006, the Fund had a capital loss carryforward of $2,945 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2014.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.90% of the Fund's average daily net assets. Prior to December 8, 2006, the Adviser received an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. Under the investment advisory contract, the Adviser is contractually obligated to waive, to the extent of its adviser fee, the amount, if any, by which the Fund's annual operating expenses exceed the following levels for each Class of the Fund:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

The Adviser has agreed to keep these contractual limitations in place through December 8, 2008.

In addition, after fulfilling its contractual commitment, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2007, the Adviser waived $30,609 of its fee and reimbursed $103,494 of other operating expenses.

For a period of three years after the fiscal year in which the Adviser waived or reimbursed Fund expenses, the Adviser may seek reimbursement from the Fund to the extent that the Fund's total annual operating expenses are less than the expense limitation. Due to the reorganization of the Fund, any expenses waived or reimbursed by the Adviser after December 8, 2006 may not be recovered by the Adviser.

Expenses waived/reimbursed by the Fund of $66,355 are subject to potential recovery by the expiration date of July 31, 2009.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (the "Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. During the period from July 15, 2006 through December 8, 2006, the administrator contractually agreed to waive the portion of its fee which it would otherwise be entitled to receive from the Fund under the Agreement. The level of fees payable by the Fund to FAS for the period will not exceed the level of fees which the Fund would have paid during the period to its previous service provider under its previous administrative services contract. In addition, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2007, the net fee paid to FAS was 1.043% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%

Prior to December 11, 2006, the Fund incurred distribution expenses according to the following schedule annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	1.00%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2007, FSC retained $6,796 of fees paid by the Fund.

Sales Charges

For the six months ended January 31, 2007, FSC, the principal distributor, retained $1,317 in sales charges from the sale of Class A Shares. FSC also retained $29 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Effective December 11, 2006, the Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended January 31, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2007, were as follows:

Purchases	$7,500,637
Sales	$4,430,746

7. LINE OF CREDIT

The Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2007, there were no outstanding loans. During the six months ended January 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than January 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MDT TAX AWARE/ALL CAP CORE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May and June 2006. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with establishment of the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of MDTA LLC (the "Acquisition"), the investment adviser to the MDT Tax Aware/All Cap Core Fund (the "Predecessor Fund"). As part of that transaction, Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free reorganization (the "Proposed Reorganization"), which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a fund with substantially similar investment objectives and policies and the same portfolio manager(s) as the Predecessor Fund, but with sales, distribution and other shareholder services offered by the funds managed and distributed by affiliates of Federated.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated and directed the preparation of reports regarding the performance of, and fees charged by other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

Because the Fund will employ the same portfolio managers and investment techniques, the Board reviewed the Predecessor Fund's performance compared to its benchmark as an indicator of how the Adviser will execute the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant approval of the advisory contract. The Board noted that the Predecessor Fund and/or accounts managed by MDTA LLC with substantially similar investment objectives and policies outperformed its relevant benchmark for the one and three year periods reviewed. The Board determined that reviewing performance on a gross basis was appropriate in this instance because the fee structure for separately managed accounts is not comparable for the Fund as discussed above.

The Senior Officer noted that the Fund's quantitative focus made it difficult to compare its fees and expenses to other peers, which varied widely in their complexity. He observed that the management of the Fund is among the more complex, relative to its peers and, consequently, that the advisory fee and projected net total expenses are at the high end compared to such peers. The Board reviewed the proposed fees and other expenses of the Fund with the Adviser and was satisfied that the proposed overall expense structure of the Fund appeared competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund. No changes were recommended to, and no objection was raised to the proposed advisory contract, and the Senior Officer noted that Federated proposed to provide appropriate administrative services to the Fund for the anticipated fees. The Board concluded that the nature, quality and scope of services to be provided to the Fund by the Adviser and its affiliates were satisfactory.

The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate. It was noted in this regard that the Adviser has agreed to limit the expenses of each class of the Fund at specified amounts for a two-year period commencing on the date the Proposed Reorganization is consummated.

Federated furnished reports, requested by the Senior Officer, that made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R601

36405 (3/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED MDT SERIES

BY      /S/ RICHARD A. NOVAK
        RICHARD A. NOVAK
        PRINCIPAL FINANCIAL OFFICER

DATE    March 16, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY      /S/ J. CHRISTOPHER DONAHUE
        J. CHRISTOPHER DONAHUE
        PRINCIPAL EXECUTIVE OFFICER

DATE    March 16, 2007

BY      /S/ RICHARD A. NOVAK
        RICHARD A. NOVAK
        PRINCIPAL FINANCIAL OFFICER

DATE    March 16, 2007